UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21295

JPMorgan Trust I
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments —98.6%
Common Stocks — 98.6%
Aerospace & Defense — 2.7%
65	L-3 Communications Holdings, Inc.	$5,124
174	Precision Castparts Corp.	9,255
118	Rockwell Collins, Inc.	5,704
		20,083
Airlines — 0.7%
362	Southwest Airlines Co.	5,368
Biotechnology — 3.3%
81	Genzyme Corp. (a)	5,781
70	Invitrogen Corp. (a)	5,274
259	MedImmune, Inc. (a)	8,719
164	Protein Design Labs, Inc. (a)	4,592
		24,366
Capital Markets — 3.5%
80	Affiliated Managers Group, Inc. (a)	5,823
377	Ameritrade Holding Corp. (a)	8,101
186	Federated Investors, Inc., Class B	6,168
89	T. Rowe Price Group, Inc.	5,782
		25,874
Chemicals — 0.9%
361	Rockwood Holdings Inc. (a)	6,875
Commercial Banks — 2.4%
233	Commerce Bancorp, Inc.	7,160
145	East-West Bancorp, Inc.	4,925
82	Zions Bancorp	5,804
		17,889
Commercial Services & Supplies — 2.1%
123	HNI Corp.	7,407
221	West Corp. (a)	8,271
		15,678
Communications Equipment — 0.7%
146	Scientific-Atlanta, Inc.	5,473
Computers & Peripherals — 3.4%
272	NCR Corp. (a)	8,692
224	Network Appliance, Inc. (a)	5,325
67	SanDisk Corp. (a)	3,223
519	Seagate Technology (Cayman Islands) (a)	8,231
		25,471
Construction & Engineering — 1.1%
116	Jacobs Engineering Group, Inc. (a)	7,839
Consumer Finance — 0.7%
226	AmeriCredit Corp. (a)	5,392
Diversified Financial Services — 2.1%
164	CIT Group, Inc.	7,428
308	Lazard Ltd., (Bermuda), Class A	7,785
		15,213
Electrical Equipment — 0.8%
132	Ametek, Inc.	5,659
Electronic Equipment & Instruments — 4.4%
325	Amphenol Corp., Class A	13,110
201	Arrow Electronics, Inc. (a)	6,310
208	Flir Systems, Inc. (a)	6,162
223	Jabil Circuit, Inc. (a)	6,895
		32,477
Energy Equipment & Services — 5.6%
144	ENSCO International, Inc.	6,690
255	Grant Prideco, Inc. (a)	10,378
84	Nabors Industries Ltd. (Bermuda) (a)	6,044
119	National-Oilwell Varco, Inc. (a)	7,837
100	Noble Corp. (Cayman Islands)	6,812
81	Tidewater, Inc.	3,933
		41,694

1

Health Care Equipment & Supplies — 2.6%
71	Bausch & Lomb, Inc.	5,696
116	Fisher Scientific International, Inc. (a)	7,189
99	Millipore Corp. (a)	6,232
		19,117
Health Care Providers & Services — 9.9%
92	Aetna, Inc.	7,925
129	Caremark Rx, Inc. (a)	6,431
97	Coventry Health Care, Inc. (a)	8,370
273	DaVita, Inc. (a)	12,568
156	LifePoint Hospitals, Inc. (a)	6,839
182	Manor Care, Inc.	6,979
131	McKesson Corp.	6,192
94	Medco Health Solutions, Inc. (a)	5,127
236	Omnicare, Inc.	13,248
		73,679
Hotels, Restaurants & Leisure — 6.4%
78	Four Seasons Hotels, Inc. (Canada)	4,449
88	Harrah’s Entertainment, Inc.	5,760
137	International Speedway Corp., Class A	7,194
108	Panera Bread Co., Class A (a)	5,527
121	Royal Caribbean Cruises Ltd. (Liberia)	5,227
248	Scientific Games Corp., Class A (a)	7,688
240	Sonic Corp. (a)	6,561
78	Station Casinos, Inc.	5,143
		47,549
Household Durables — 1.9%
142	D.R. Horton, Inc.	5,158
37	Harman International Industries, Inc.	3,764
114	Toll Brothers, Inc. (a)	5,092
		14,014
Household Products — 1.1%
138	Energizer Holdings, Inc. (a)	7,836
Insurance — 0.8%
155	Willis Group Holdings Ltd. (Bermuda)	5,824
Internet Software & Services — 1.8%
259	McAfee, Inc. (a)	8,134
244	VeriSign, Inc. (a)	5,206
		13,340
IT Services — 1.9%
209	Alliance Data Systems Corp. (a)	8,171
165	CheckFree Corp. (a)	6,236
		14,407
Leisure Equipment & Products — 0.7%
130	Brunswick Corp.	4,897
Machinery — 3.7%
157	Graco, Inc.	5,396
122	Harsco Corp.	7,967
71	ITT Industries, Inc.	8,082
131	Oshkosh Truck Corp.	5,671
		27,116
Media — 2.6%
68	Getty Images, Inc. (a)	5,808
218	Rogers Communications, Inc. (Canada), Class B	8,616
142	XM Satellite Radio Holdings, Inc., Class A (a)	5,110
		19,534
Metals & Mining — 1.5%
146	Consol Energy, Inc.	11,147
Oil, Gas & Consumable Fuels — 4.3%
88	EOG Resources, Inc.	6,561
118	Newfield Exploration Co. (a)	5,794
166	Range Resources Corp.	6,421
101	Southwestern Energy Co. (a)	7,443
114	Talisman Energy, Inc. (Canada)	5,565
		31,784
Pharmaceuticals — 0.8%
96	Sepracor, Inc. (a)	5,660
Road & Rail — 1.8%
364	J.B. Hunt Transport Services, Inc.	6,927
160	Norfolk Southern Corp.	6,494
		13,421

2

Semiconductors & Semiconductor Equipment — 6.7%
132	Broadcom Corp., Class A (a)	6,173
145	KLA-Tencor Corp.	7,046
212	Lam Research Corp. (a)	6,466
157	Linear Technology Corp.	5,885
132	Marvell Technology Group Ltd. (Bermuda) (a)	6,063
343	Microchip Technology, Inc.	10,326
224	Nvidia Corp. (a)	7,672
		49,631
Software — 4.0%
246	Adobe Systems, Inc.	7,349
298	Citrix Systems, Inc. (a)	7,489
227	Computer Associates International, Inc.	6,312
565	Compuware Corp. (a)	5,365
117	Salesforce.com, Inc. (a)	2,714
		29,229
Specialty Retail — 8.3%
165	Abercrombie & Fitch Co.	8,220
56	Advance Auto Parts, Inc. (a)	2,163
215	Bed Bath & Beyond, Inc. (a)	8,651
179	CarMax, Inc. (a)	5,601
249	Circuit City Stores, Inc.	4,268
165	Men’s Wearhouse, Inc. (a)	4,405
180	Michaels Stores, Inc.	5,964
217	Ross Stores, Inc.	5,136
239	Sherwin-Williams Co. (The)	10,550
129	Weight Watchers International, Inc. (a)	6,628
		61,586
Textiles, Apparel & Luxury Goods — 1.1%
168	Polo Ralph Lauren Corp.	8,440
Trading Companies & Distributors — 1.0%
230	MSC Industrial Direct Co.	7,632
Wireless Telecommunication Services — 1.3%
114	NII Holdings, Inc. (a)	9,585

	Total Long-Term Investments (Cost $609,422)	730,779
Short-Term Investment — 1.5%
Investment Company — 1.5%
10,915	JPMorgan Prime Money Market Fund (b) (m) (Cost $10,915)	10,915

Principal Amount
Investment of Cash Collateral for Securities Loaned — 8.8%
Certificates of Deposit — 0.4%
$3,000	Manufacturers and Traders, 3.81%, 10/26/05	3,000
Repurchase Agreements — 8.4%
12,000	Banc of America Securities LLC., 3.77%, dated 09/30/05, due 11/01/05, repurchase price $12,040, collateralized by U.S. Government Agency Mortgages.	12,000

13,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $13,004, collateralized by U.S. Government Agency Securities.	13,000

12,074	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $12,078, collateralized by U.S. Government Agency Securities.	12,074

12,500	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $12,504, collateralized by U.S. Government Agency Mortgages.	12,500

12,500	UBS Securities LLC., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $12,504, collateralized by U.S. Government Agency Securities.	12,500
		62,074

	Total Investments of Cash Collateral for Securities Loaned (Cost $62,074)	65,074

Total Investments — 108.9% (Cost $685,411)		$806,768
Liabilities in Excess of Other Assets — (8.9)%		(65,695)
Net Assets — 100.0%		$741,073

3

Percentages indicated are based on net assets.

Abbreviations:

(a)          Non-income producing security.

(b)         Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)       All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,140
Aggregate gross unrealized depreciation	(13,783)
Net unrealized appreciation/depreciation	$121,357

Federal income tax cost of investments	$685,411

4

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 98.8%
Common Stocks — 98.8%
Aerospace & Defense — 1.9%
	43	Boeing Co.	$2,949
	22	Lockheed Martin Corp.	1,367
	55	Northrop Grumman Corp.	2,984
	25	Raytheon Co.	966
	36	United Technologies Corp.	1,840
			10,106
Air Freight & Logistics — 0.9%
	46	FedEx Corp.	4,043
	8	United Parcel Service, Inc., Class B	525
			4,568
Auto Components — 0.8%
	52	Johnson Controls, Inc.	3,245
	34	Lear Corp.	1,142
			4,387
Automobiles — 0.2%
	22	Harley-Davidson, Inc.	1,075
Beverages — 2.4%
	180	Coca-Cola Co. (The)	7,770
	77	Coca-Cola Enterprises, Inc.	1,494
	67	PepsiCo, Inc.	3,788
			13,052
Biotechnology — 1.7%
	82	Amgen, Inc. (a)	6,541
	3	Gilead Sciences, Inc. (a)	166
	27	MedImmune, Inc. (a)	895
	49	OSI Pharmaceuticals, Inc. (a)	1,433
			9,035
Capital Markets — 4.0%
	9	Ameritrade Holding Corp. (a)	200
	4	Bank of New York Co., Inc. (The)	115
	7	Charles Schwab Corp. (The)	104
	8	E*Trade Financial Corp. (a)	132
	57	Goldman Sachs Group, Inc.	6,881
	89	Mellon Financial Corp.	2,855
	5	Merrill Lynch & Co., Inc.	276
	118	Morgan Stanley	6,354
	88	State Street Corp.	4,325
			21,242
Chemicals — 1.8%
	41	Air Products & Chemicals, Inc.	2,244
	97	Nalco Holding Co. (a)	1,643
	67	Praxair, Inc.	3,231
	55	Rohm & Haas Co.	2,262
			9,380
Commercial Banks — 4.8%
	201	Bank of America Corp.	8,462
	1	BB&T Corp.	27
	3	Comerica, Inc.	200
	-(h)	Keycorp	10
	14	Marshall & Ilsley Corp.	609
	63	North Fork Bancorp, Inc.	1,604
	5	PNC Financial Services Group, Inc.	296
	1	TCF Financial Corp.	21
	268	U.S. Bancorp	7,512
	111	Wells Fargo & Co.	6,507
	5	Zions Bancorp	342
			25,590
Communications Equipment — 4.6%
	374	Cisco Systems, Inc. (a)	6,709
	294	Corning, Inc. (a)	5,679
	59	Juniper Networks, Inc. (a)	1,399
	219	Motorola, Inc.	4,838
	139	QUALCOMM, Inc.	6,198
			24,823
Computers & Peripherals — 2.2%
	103	Dell, Inc. (a)	3,533
	38	EMC Corp. (a)	490
	55	Hewlett-Packard Co.	1,603

1

52	International Business Machines Corp.	4,139
24	Lexmark International, Inc., Class A (a)	1,484
19	NCR Corp. (a)	613
		11,862
Consumer Finance — 1.2%
14	American Express Co.	793
14	Capital One Financial Corp.	1,113
174	MBNA Corp.	4,282
		6,188
Containers & Packaging — 0.1%
72	Smurfit-Stone Container Corp. (a)	747
Diversified Financial Services — 3.6%
62	CIT Group, Inc.	2,787
363	Citigroup, Inc.	16,524
		19,311
Diversified Telecommunication Services — 3.0%
11	AT&T Corp.	224
228	SBC Communications, Inc.	5,472
176	Sprint Corp.	4,188
191	Verizon Communications, Inc.	6,234
		16,118
Electric Utilities — 2.1%
9	American Electric Power Co., Inc.	341
24	Consolidated Edison, Inc.	1,175
50	Edison International	2,350
-(h)	Entergy Corp.	30
17	Northeast Utilities	339
38	PG&E Corp.	1,476
33	Pinnacle West Capital Corp.	1,446
45	PPL Corp.	1,461
9	Wisconsin Energy Corp.	339
129	Xcel Energy, Inc.	2,522
		11,479
Energy Equipment & Services — 1.8%
50	Baker Hughes, Inc.	2,954
49	Halliburton Co.	3,371
31	Rowan Cos., Inc.	1,111
1	Transocean, Inc. (a)	61
31	Weatherford International Ltd. (a)	2,115
		9,612
Food & Staples Retailing — 1.1%
28	CVS Corp.	809
78	Sysco Corp.	2,431

59	Wal-Mart Stores, Inc.	2,599
		5,839
Food Products — 0.3%
5	General Mills, Inc.	260
27	Kellogg Co.	1,250
		1,510
Health Care Equipment & Supplies — 2.9%
31	Bausch & Lomb, Inc.	2,469
80	Baxter International, Inc.	3,202
11	Biomet, Inc.	375
151	Boston Scientific Corp. (a)	3,519
10	Cooper Cos., Inc. (The)	758
4	Guidant Corp.	255
46	St. Jude Medical, Inc. (a)	2,153
43	Zimmer Holdings, Inc. (a)	2,990
		15,721
Health Care Providers & Services — 2.9%
33	Aetna, Inc.	2,860
2	Cigna Corp.	247
51	HCA, Inc.	2,458
28	McKesson Corp.	1,305
18	Medco Health Solutions, Inc. (a)	976
18	UnitedHealth Group, Inc.	989
92	WellPoint, Inc. (a)	6,938
		15,773
Hotels, Restaurants & Leisure — 1.8%
74	Carnival Corp.	3,689
3	Hilton Hotels Corp.	56
38	International Game Technology	1,031
9	Marriott International, Inc., Class A	586

2

	81	McDonald’s Corp.	2,699
	2	MGM Mirage (a)	70
	11	Starwood Hotels & Resorts Worldwide, Inc.	606
	17	Yum! Brands, Inc.	808
			9,545
Household Durables — 0.8%
	14	Centex Corp.	891
	2	Fortune Brands, Inc.	122
	29	Lennar Corp., Class A	1,745
	19	Mohawk Industries, Inc. (a)	1,517
			4,275
Household Products — 1.3%
	10	Kimberly-Clark Corp.	578
	109	Procter & Gamble Co.	6,481
			7,059
Independent Power Producers & Energy Traders — 0.0% (g)
	63	Dynegy, Inc., Class A (a)	294
Industrial Conglomerates — 5.5%
	59	3M Co.	4,343
	582	General Electric Co.	19,583
	210	Tyco International Ltd. (Bermuda)	5,840
			29,766
Insurance — 4.5%
	60	Aflac, Inc.	2,722
	58	AMBAC Financial Group, Inc.	4,208
	32	American International Group, Inc.	1,995
	5	Assurant, Inc.	171
	104	Genworth Financial, Inc., Class A	3,363
	63	Hartford Financial Services Group, Inc.	4,854
	8	Lincoln National Corp.	406
	32	MBIA, Inc.	1,940
	31	Metlife, Inc.	1,525
	8	Protective Life Corp.	313
	5	Torchmark Corp.	243
	49	W.R. Berkley Corp.	1,931
	10	XL Capital Ltd. (Cayman Islands), Class A	687
			24,358
Internet & Catalog Retail — 0.8%
	104	eBay, Inc. (a)	4,289
IT Services — 0.5%
	50	Affiliated Computer Services, Inc., Class A (a)	2,708
Leisure Equipment & Products — 0.0% (g)
	9	Mattel, Inc.	155
Machinery — 1.3%
	7	AGCO Corp. (a)	135
	20	Danaher Corp.	1,055
	29	Deere & Co.	1,744
	36	Eaton Corp.	2,307
	10	Illinois Tool Works, Inc.	790
	18	SPX Corp.	832
			6,863
Media — 4.1%
	59	E.W. Scripps Co., Class A	2,923
	28	EchoStar Communications Corp., Class A	813
	85	Gannett Co., Inc.	5,858
	295	News Corp., Class A	4,596
	233	Viacom, Inc., Class B	7,678
			21,868
Metals & Mining — 0.9%
	103	Alcoa, Inc.	2,503
	2	Nucor Corp.	124
	50	United States Steel Corp.	2,113
			4,740
Multi-Utilities — 1.7%
	7	AES Corp. (The) (a)	110
	72	CMS Energy Corp. (a)	1,184
	32	Constellation Energy Group, Inc.	1,984
	62	Dominion Resources, Inc.	5,332
	11	SCANA Corp.	452
			9,062
Multiline Retail — 1.7%
	27	Dollar General Corp.	493
	-(h)	Family Dollar Stores, Inc.	6
	22	Federated Department Stores, Inc.	1,438
	21	J.C. Penney Co., Inc.	1,010
	58	Kohl’s Corp. (a)	2,926
	65	Target Corp.	3,375
			9,248

3

Office Electronics — 0.1%
	38	Xerox Corp. (a)	517
Oil, Gas & Consumable Fuels — 8.0%
	20	Anadarko Petroleum Corp.	1,953
	27	Apache Corp.	2,016
	8	Burlington Resources, Inc.	643
	89	Chevron Corp.	5,748
	88	ConocoPhillips	6,159
	27	EOG Resources, Inc.	2,007
	302	Exxon Mobil Corp.	19,183
	1	Kerr-McGee Corp.	68
	1	Marathon Oil Corp.	35
	6	Murphy Oil Corp.	279
	47	Occidental Petroleum Corp.	4,032
	8	Valero Energy Corp.	882
			43,005
Paper & Forest Products — 0.0% (g)
	1	Bowater, Inc.	25
	7	International Paper Co.	197
			222
Personal Products — 0.9%
	86	Gillette Co. (The)	5,023
Pharmaceuticals — 5.7%
	35	Bristol-Myers Squibb Co.	852
	89	Eli Lilly & Co.	4,768
	15	Forest Laboratories, Inc. (a)	577
	118	Johnson & Johnson	7,492
	5	Medicis Pharmaceutical Corp., Class A	159
	261	Pfizer, Inc.	6,520
	65	Sepracor, Inc. (a)	3,817
	14	Watson Pharmaceuticals, Inc. (a)	520
	133	Wyeth	6,140
			30,845
Real Estate — 0.7%
	1	Duke Realty Corp. REIT	37
	84	Host Marriott Corp. REIT	1,420
	1	Kimco Realty Corp. REIT	28
	24	Mack-Cali Realty Corp. REIT	1,074
	26	Prologis REIT	1,166
			3,725
Road & Rail — 0.6%
	63	CSX Corp.	2,942
	13	Norfolk Southern Corp.	523
			3,465
Semiconductors & Semiconductor Equipment — 2.8%
	15	Agere Systems, Inc. (a)	151
	97	Altera Corp. (a)	1,854
	110	Analog Devices, Inc.	4,074
	19	Broadcom Corp., Class A (a)	873
	153	Intel Corp.	3,764
	18	Intersil Corp., Class A	392
	22	Linear Technology Corp.	819
	12	Maxim Integrated Products, Inc.	520
	23	Microchip Technology, Inc.	687
	8	Texas Instruments, Inc.	275
	62	Xilinx, Inc.	1,718
			15,127
Software — 3.9%
	622	Microsoft Corp.	15,991
	381	Oracle Corp. (a)	4,717
			20,708
Specialty Retail — 2.5%
	6	Abercrombie & Fitch Co.	279
	19	Foot Locker, Inc.	415
	141	Home Depot, Inc.	5,389
	85	Lowe’s Cos., Inc.	5,448
	3	Ross Stores, Inc.	71
	78	Staples, Inc.	1,672
			13,274
Textiles, Apparel & Luxury Goods — 0.9%
	25	Coach, Inc. (a)	787
	29	Jones Apparel Group, Inc.	812
	39	Nike, Inc., Class B	3,186
			4,785

4

Thrifts & Mortgage Finance — 1.3%
	75	Countrywide Financial Corp.	2,480
	6	Fannie Mae	278
	32	Freddie Mac	1,790
	64	Washington Mutual, Inc.	2,498
			7,046
Tobacco — 2.2%
	158	Altria Group, Inc.	11,639
Wireless Telecommunication Services — 0.0% (g)
	10	American Tower Corp., Class A (a)	237
		Total Common Stocks
		(Cost $403,139)	531,266

Short-Term Investments — 1.3%
Investment Company — 1.2%
	6,550	JPMorgan Prime Money Market Fund (b)(m)	6,550

	Principal Amount
U.S. Treasury Obligation — 0.1%
	$500	U.S. Treasury Note 2.75%, 06/30/06 (k) (m)	495
		Total Short-Term Investments
		(Cost $7,045)	7,045

Total Investments — 100.1%
(Cost $410,184)			$538,311
Liabilities in Excess of Other Assets — (0.1)%			(625)
Net Assets — 100.0%			$537,686

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc.

(g) Amount rounds to less than 0.1%.

(h) Amount rounds to less than one thousand.

(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin futures contracts.

(m) All or portion of this security is segregated for current or potential holdings of futures, swaps, options,

TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT  Real Estate Investment Trust

Futures Contracts

(Amounts in thousands, except number of contracts)

			Notional	Unrealized
			Value	Appreciation
Number of			at 9/30/05	(Depreciation)
Contracts	Description	Expiration Date	(USD)	(USD)
20	S&P 500 Index	December, 2005	$6,172	$23

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,682
Aggregate gross unrealized depreciation	(8,555)
Net unrealized appreciation/depreciation	$128,127

Federal income tax cost of investments	$410,184

5

JPMorgan Diversified Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
Common Stocks — 68.1%
Aerospace & Defense — 0.8%
1		Armor Holdings, Inc. (a)	$26
2		Aviall, Inc. (a)	61
1		BE Aerospace, Inc. (a)	21
18		Boeing Co.	1,230
—	(h)	Curtiss-Wright Corp.	18
2		Esterline Technologies Corp. (a)	68
1		Heico Corp.	19
1		Hexcel Corp. (a)	9
1		Kaman Corp., Class A	18
12		Lockheed Martin Corp.	757
5		Moog, Inc., Class A (a)	148
23		Northrop Grumman Corp.	1,223
1		Orbital Sciences Corp. (a)	7
10		Raytheon Co.	373
—	(h)	Triumph Group, Inc. (a)	8
52		United Technologies Corp.	2,721
			6,707
Air Freight & Logistics — 0.6%
39		FedEx Corp.	3,424
1		Hub Group, Inc., Class A (a)	22
18		United Parcel Service, Inc., Class B	1,245
			4,691
Airlines — 0.0% (g)
1		Alaska Air Group, Inc. (a)	29
1		Continental Airlines, Inc., Class B (a)	10
4		ExpressJet Holdings, Inc. (a)	37
2		Mesa Air Group, Inc. (a)	19
2		Pinnacle Airlines Corp. (a)	12
2		Skywest, Inc.	59
1		US Airways Group, Inc. (a)	23
			189
Auto Components — 0.4%
1		American Axle & Manufacturing Holdings, Inc.	14
1		ArvinMeritor, Inc.	20
1		Hayes Lemmerz International, Inc. (a)	5
34		Johnson Controls, Inc.	2,085
17		Lear Corp.	571
—	(h)	Sauer-Danfoss, Inc.	6
3		Tenneco Automotive, Inc. (a)	51
38		TI Automotive Ltd. (United Kingdom), Class A (a)	—	(h)
			2,752
Automobiles — 0.5%
11		Bayerische Motoren Werke AG (Germany)	527
1		Fleetwood Enterprises, Inc. (a)	11
7		Harley-Davidson, Inc.	349
10		Honda Motor Co., Ltd. (Japan)	563
18		Peugeot S.A. (France)	1,220
1		Thor Industries, Inc.	48
21		Toyota Motor Corp. (Japan)	978
—	(h)	Winnebago Industries, Inc.	11
			3,707
Beverages — 1.4%
159		Coca-Cola Co. (The)	6,849
64		Coca-Cola Enterprises, Inc.	1,243
26		PepsiCo, Inc.	1,475
19		SABMiller plc (United Kingdom)	363
54		Scottish & Newcastle plc (United Kingdom)	438
			10,368
Biotechnology — 1.1%
1		Abgenix, Inc. (a)	8
3		Alexion Pharmaceuticals, Inc. (a)	72
1		Alkermes, Inc. (a)	22
66		Amgen, Inc. (a)	5,252
1		Amylin Pharmaceuticals, Inc. (a)	35
1		Applera Corp. - Celera Genomics Group (a)	10
1		Cell Genesys, Inc. (a)	6
2		Cubist Pharmaceuticals, Inc. (a)	37
1		CV Therapeutics, Inc. (a)	13

—	(h)	Diversa Corp. (a)	2
2		Encysive Pharmaceuticals, Inc. (a)	27
1		Enzon Pharmaceuticals, Inc. (a)	5
—	(h)	Exelixis, Inc. (a)	3
9		Genelabs Technologies (a)	6
3		Gilead Sciences, Inc. (a)	141
1		ICOS Corp. (a)	14
2		Incyte Corp. (a)	7
1		Lifecell Corp. (a)	28
1		Ligand Pharmaceuticals, Inc., Class B (a)	9
1		Martek Biosciences Corp. (a)	21
34		MedImmune, Inc. (a)	1,127
2		Myogen, Inc. (a)	35
2		Myriad Genetics, Inc. (a)	33
3		Nabi Biopharmaceuticals (a)	37
23		OSI Pharmaceuticals, Inc. (a)	667
1		Renovis, Inc. (a)	8
3		Rigel Pharmaceuticals, Inc. (a)	64
1		Seattle Genetics, Inc. (a)	7
1		Telik, Inc. (a)	16
1		United Therapeutics Corp. (a)	42
1		Vertex Pharmaceuticals, Inc. (a)	16
			7,770
Building Products — 0.1%
1		ElkCorp	20
—	(h)	Griffon Corp. (a)	10
2		Jacuzzi Brands, Inc. (a)	20
3		Lennox International, Inc.	82
1		NCI Building Systems, Inc. (a)	41
3		Universal Forest Products, Inc.	185
1		York International Corp.	34
			392
Capital Markets — 2.4%
7		Ameritrade Holding Corp. (a)	142
4		Bank of New York Co., Inc. (The)	115
2		Charles Schwab Corp. (The)	27
204		Daiwa Securities Group, Inc. (Japan)	1,603
1		E*Trade Financial Corp. (a)	19
37		Goldman Sachs Group, Inc.	4,450
39		Mellon Financial Corp.	1,250
2		Merrill Lynch & Co., Inc.	104
99		Morgan Stanley	5,341
—	(h)	National Financial Partners Corp.	18
59		State Street Corp.	2,888
18		UBS AG (Switzerland) (Registered)	1,495
1		Waddell & Reed Financial, Inc.	14
			17,466
Chemicals — 1.6%
41		Air Products & Chemicals, Inc.	2,283
5		BASF AG (Germany)	380
47		Bayer AG (Germany)	1,732
2		FMC Corp. (a)	97
2		Georgia Gulf Corp.	41
—	(h)	H.B. Fuller Co.	9
1		Headwaters, Inc. (a)	23
2		Hercules, Inc. (a)	23
—	(h)	Kronos Worlwide, Inc.	3
18		Lyondell Chemical Co.	501
164		Mitsui Chemicals, Inc. (Japan)	971
66		Nalco Holding Co. (a)	1,105
1		NewMarket Corp. (a)	10
3		PolyOne Corp. (a)	19
58		Praxair, Inc.	2,762
22		Rohm & Haas Co.	893
7		Solvay S.A. (Belgium), Class A	757
1		Terra Industries, Inc. (a)	7
2		W.R. Grace & Co. (a)	22
1		Wellman, Inc.	8
			11,646
Commercial Banks — 4.3%
—	(h)	ABC Bancorp	7
1		Amcore Financial, Inc.	25
99		Banca Intesa S.p.A. (Italy)	463
—	(h)	BancFirst Corp.	9
279		Bangkok Bank plc (Thailand)	777
78		Bank of America Corp.	3,301
2		Bank of the Ozarks, Inc.	65

75		Barclays plc (United Kingdom)	761
1		BB&T Corp.	20
25		BNP Paribas (France)	1,894
—	(h)	Capital Corp. of the West	6
—	(h)	Capitol Bancorp Ltd.	13
—	(h)	Cardinal Financial Corp. (a)	3
—	(h)	Center Financial Corp.	5
1		Central Pacific Financial Corp.	32
—	(h)	Chemical Financial Corp.	10
1		City Holding Co.	18
1		Columbia Banking System, Inc.	18
—	(h)	Comerica, Inc.	18
2		Community Bank System, Inc.	48
—	(h)	Community Trust Bancorp, Inc.	14
13		Compass Bancshares, Inc.	600
18		Elpida Memory, Inc. (Japan) (a)	531
2		EuroBancshares, Inc. (a)	28
2		First Bancorp	37
1		First Republic Bank	19
1		First State Bancorp, Inc.	31
—	(h)	Glacier Bancorp, Inc.	13
1		Gold Banc Corp., Inc.	19
1		Greater Bay Bancorp	20
1		Hanmi Financial Corp.	22
92		HSBC Holdings plc (United Kingdom)	1,493
2		Iberiabank Corp.	86
1		Independent Bank Corp. / MI	37
2		Irwin Financial Corp.	41
1		Keycorp	16
12		Kookmin Bank (South Korea) ADR	695
—	(h)	Macatawa Bank Corp.	4
2		Marshall & Ilsley Corp.	74
—	(h)	MB Financial, Inc.	12
1		Mercantile Bank Corp.	22
—	(h)	Mitsubishi Tokyo Financial Group, Inc. (Japan)	3,742
—	(h)	Nara Bancorp, Inc.	6
63		North Fork Bancorp, Inc.	1,599
1		Oriental Financial Group	12
1		Pacific Capital Bancorp	30
—	(h)	Peoples Bancorp, Inc.	8
2		PNC Financial Services Group, Inc.	122
2		PrivateBancorp, Inc.	65
1		Republic Bancorp, Inc.	18
—	(h)	Republic Bancorp, Inc., Class A	4
120		Royal Bank of Scotland Group plc (United Kingdom)	3,421
—	(h)	Santander Bancorp	2
—	(h)	Simmons First National Corp., Class A	9
—	(h)	Southwest Bancorp, Inc.	2
—	(h)	State Financial Services Corp.	4
—	(h)	Sterling Bancorp	8
3		Sterling Bancshares, Inc.	41
—	(h)	Sumitomo Mitsui Financial Group, Inc. (Japan)	634
3		Summit Bancshares, Inc.	53
—	(h)	Sun Bancorp, Inc. (a)	5
—	(h)	Taylor Capital Group, Inc.	4
1		TCF Financial Corp.	16
—	(h)	TriCo Bancshares	6
172		U.S. Bancorp	4,821
—	(h)	Umpqua Holdings Corp.	7
78		UniCredito Italiano S.p.A. (Italy)	441
84		Wells Fargo & Co.	4,896
1		West Coast Bancorp	30
1		Westamerica Bancorp	52
—	(h)	Western Sierra Bancorp (a)	3
1		Wilshire Bancorp, Inc.	17
—	(h)	Wintrust Financial Corp.	20
2		Zions Bancorp	114
			31,519
Commercial Services & Supplies — 0.1%
2		Angelica Corp.	43
—	(h)	Banta Corp.	15
—	(h)	Coinstar, Inc. (a)	6
3		Corinthian Colleges, Inc. (a)	34
—	(h)	CRA International, Inc. (a)	4
—	(h)	DiamondCluster International, Inc. (a)	3
1		Duratek, Inc. (a)	15

1		Geo Group, Inc. (The) (a)	21
—	(h)	Gevity HR, Inc.	3
1		Heidrick & Struggles, Inc. (a)	45
1		Hudson Highland Group, Inc. (a)	17
6		IKON Office Solutions, Inc.	62
—	(h)	Imagistics International, Inc. (a)	17
1		Interpool, Inc.	13
1		John H. Harland Co.	53
1		Kforce, Inc. (a)	5
—	(h)	Korn/Ferry International (a)	5
2		Labor Ready, Inc. (a)	49
1		Navigant Consulting, Inc. (a)	23
—	(h)	Pre-Paid Legal Services, Inc.	15
1		SOURCECORP, Inc. (a)	13
1		Spherion Corp. (a)	8
3		TeleTech Holdings, Inc. (a)	27
—	(h)	Tetra Tech, Inc. (a)	5
1		United Rentals, Inc. (a)	18
1		United Stationers, Inc. (a)	29
—	(h)	Vertrue, Inc. (a)	4
—	(h)	Waste Connections, Inc. (a)	14
			566
Communications Equipment — 2.4%
3		3Com Corp. (a)	13
1		Ariba, Inc. (a)	4
2		Arris Group, Inc. (a)	26
1		Audiovox Corp. (a)	7
1		Avocent Corp. (a)	32
—	(h)	Bel Fuse, Inc., Class B	11
1		Black Box Corp.	29
1		C-COR, Inc. (a)	5
6		CIENA Corp. (a)	15
209		Cisco Systems, Inc. (a)	3,742
1		CommScope, Inc. (a)	21
—	(h)	Comtech Telecommunications Corp. (a)	19
186		Corning, Inc. (a)	3,595
1		Ditech Communications Corp. (a)	3
—	(h)	Echelon Corp. (a)	4
2		Extreme Networks, Inc. (a)	8
1		Finisar Corp. (a)	1
1		Foundry Networks, Inc. (a)	17
1		Glenayre Technologies, Inc. (a)	5
1		Harmonic, Inc. (a)	5
2		Inter-Tel, Inc.	48
—	(h)	Interdigital Communications Corp. (a)	8
51		Juniper Networks, Inc. (a)	1,207
157		Motorola, Inc.	3,470
2		MRV Communications, Inc. (a)	4
1		Netgear, Inc. (a)	19
25		Nokia OYJ (Finland)	421
2		Plantronics, Inc.	59
—	(h)	Polycom, Inc. (a)	6
3		Powerwave Technologies, Inc. (a)	32
105		QUALCOMM, Inc.	4,681
1		Redback Networks, Inc. (a)	6
1		SafeNet, Inc. (a)	29
1		Spirent plc (United Kingdom) (a)	—	(h)
3		Symmetricom, Inc. (a)	22
1		Tekelec (a)	20
—	(h)	Terayon Communication Systems, Inc. (a)	2
3		Utstarcom, Inc. (a)	21
1		Westell Technologies, Inc. (a)	5
			17,622
Computers & Peripherals — 1.5%
2		Adaptec, Inc. (a)	6
1		Advanced Digital Information Corp. (a)	8
12		Apple Computer, Inc. (a)	649
5		Brocade Communications Systems, Inc. (a)	20
82		Dell, Inc. (a)	2,811
1		Dot Hill Systems Corp. (a)	5
—	(h)	Electronics for Imaging, Inc. (a)	8
15		EMC Corp. (a)	194
2		Gateway, Inc. (a)	5
66		Hewlett-Packard Co.	1,913
1		Hutchinson Technology, Inc. (a)	31
1		Hypercom Corp. (a)	5

1		Imation Corp.	43
1		Intergraph Corp. (a)	45
45		International Business Machines Corp.	3,633
1		Komag, Inc. (a)	38
24		Lexmark International, Inc., Class A (a)	1,493
4		Maxtor Corp. (a)	17
1		McData Corp., Class A (a)	3
9		NCR Corp. (a)	290
—	(h)	Palm, Inc. (a)	11
2		Quantum Corp. (a)	7
—	(h)	Stratasys, Inc. (a)	3
—	(h)	Synaptics, Inc. (a)	8
—	(h)	UNOVA, Inc. (a)	14
			11,260
Construction & Engineering — 0.0% (g)
—	(h)	Dycom Industries, Inc. (a)	8
—	(h)	MasTec, Inc. (a)	4
1		Quanta Services, Inc. (a)	9
—	(h)	URS Corp. (a)	12
1		Washington Group International, Inc. (a)	32
			65
Construction Materials — 0.1%
—	(h)	Ameron International Corp.	19
36		CRH plc (Ireland)	988
—	(h)	Eagle Materials, Inc.	48
—	(h)	Texas Industries, Inc.	22
			1,077
Consumer Finance — 1.0%
—	(h)	ACE Cash Express, Inc. (a)	6
1		Advanta Corp.	17
6		Aiful Corp. (Japan)	471
10		American Express Co.	569
—	(h)	Asta Funding, Inc.	12
9		Capital One Financial Corp.	716
4		Cash America International, Inc.	87
1		CompuCredit Corp. (a)	53
212		MBNA Corp.	5,231
2		Metris Cos., Inc. (a)	22
—	(h)	United PanAm Financial Corp. (a)	8
1		World Acceptance Corp. (a)	25
			7,217
Containers & Packaging — 0.1%
—	(h)	Greif, Inc., Class A	24
2		Silgan Holdings, Inc.	63
23		Smurfit-Stone Container Corp. (a)	235
4		Temple-Inland, Inc.	168
			490
Distributors — 0.0% (g)
1		Handleman Co.	12
1		WESCO International, Inc. (a)	20
			32
Diversified Financial Services — 2.7%
58		CIT Group, Inc.	2,601
307		Citigroup, Inc.	13,993
—	(h)	Encore Capital Group, Inc. (a)	2
—	(h)	eSpeed, Inc. (a)	2
2		GATX Corp.	71
55		ING Groep N.V. (Netherlands) (CVA)	1,641
1		Knight Capital Group, Inc. (a)	7
39		Lazard Ltd., Class A (Bermuda)	995
1		Nasdaq Stock Market, Inc. (a)	28
33		Swire Pacific Ltd. (Hong Kong), Class A	305
3		Technology Investment Capital Corp.	40
			19,685
Diversified Telecommunication Services — 2.1%
10		AT&T Corp.	200
1		Broadwing Corp. (a)	6
10		Cincinnati Bell, Inc. (a)	45
1		CT Communications, Inc.	16
—	(h)	Golden Telecom, Inc. (Russia)	9
111		Portugal Telecom SGPS S.A. (Portugal)	1,017
10		Premiere Global Services, Inc. (a)	78
159		Royal KPN N.V. (Netherlands)	1,430

150		SBC Communications, Inc.	3,597
127		Sprint Corp.	3,023
1		Talk America Holdings, Inc. (a)	6
76		Telenor ASA (Norway)	680
3		Time Warner Telecom, Inc., Class A (a)	23
160		Verizon Communications, Inc.	5,225
			15,355
Electric Utilities — 1.7%
—	(h)	Black Hills Corp.	17
31		Consolidated Edison, Inc.	1,505
21		E.On AG (Germany)	1,932
40		Edison International	1,905
1		El Paso Electric Co. (a)	23
3		FPL Group, Inc.	133
—	(h)	Idacorp, Inc.	12
—	(h)	MGE Energy, Inc.	4
11		Northeast Utilities	217
17		PG&E Corp.	656
30		Pinnacle West Capital Corp.	1,327
25		PPL Corp.	808
30		Scottish & Southern Energy plc (United Kingdom)	554
27		Tokyo Electric Power Co., Inc. (Japan)	684
—	(h)	UIL Holdings Corp.	5
1		Unisource Energy Corp.	47
129		Xcel Energy, Inc.	2,526
			12,355
Electrical Equipment — 0.1%
—	(h)	Encore Wire Corp. (a)	3
1		Evergreen Solar, Inc. (a)	8
1		General Cable Corp. (a)	20
—	(h)	Power-One, Inc. (a)	2
6		Schneider Electric S.A. (France)	453
1		Valence Technology, Inc. (a)	2
			488
Electronic Equipment & Instruments — 0.3%
1		Aeroflex, Inc. (a)	12
2		Agilysis, Inc.	34
2		Anixter International, Inc. (a)	77
—	(h)	BEI Technologies, Inc.	3
1		Bell Microproducts, Inc. (a)	12
1		Benchmark Electronics, Inc. (a)	30
1		Brightpoint, Inc. (a)	11
1		Checkpoint Systems, Inc. (a)	14
1		CTS Corp.	12
—	(h)	Electro Scientific Industries, Inc. (a)	7
—	(h)	Faro Technologies, Inc. (a)	2
2		Global Imaging Systems, Inc (a)	61
72		Hon Hai Precision Industry Co., Ltd., GDR (Taiwan) (e)	671
1		Itron, Inc. (a)	36
11		Kyocera Corp. (Japan)	754
1		Lexar Media, Inc. (a)	3
11		LG.Philips LCD Co. Ltd (a)	222
—	(h)	MTS Systems Corp.	11
1		Radisys Corp. (a)	12
—	(h)	Rofin-Sinar Technologies, Inc. (a)	15
—	(h)	Symbol Technologies, Inc.	5
1		Sypris Solutions, Inc.	11
2		TTM Technologies, Inc. (a)	16
			2,031
Energy Equipment & Services — 0.9%
33		Baker Hughes, Inc.	1,996
4		Grey Wolf, Inc. (a)	35
—(h)		Gulf Island Fabrication, Inc.	12
1		Gulfmark Offshore, Inc. (a)	16
13		Halliburton Co.	918
1		Hanover Compressor Co. (a)	15
—	(h)	Hydril (a)	28
3		Key Energy Services, Inc. (a)	43
1		Lone Star Technologies, Inc. (a)	50
—	(h)	Lufkin Industries, Inc.	9
1		Oceaneering International, Inc. (a)	69
1		Offshore Logistics, Inc. (a)	22
1		Oil States International, Inc. (a)	25
3		Parker Drilling Co. (a)	24
—	(h)	Pride International, Inc. (a)	9

41		Rowan Cos., Inc.	1,442
3		Todco, Class A (a)	129
1		Transocean, Inc. (a)	80
1		Veritas DGC, Inc. (a)	33
22		Weatherford International Ltd. (a)	1,504
			6,459
Food & Staples Retailing — 0.9%
22		CVS Corp.	635
1		Great Atlantic & Pacific Tea Co., Inc. (a)	20
—	(h)	Nash Finch Co.	13
1		Pantry, Inc. (The) (a)	45
1		Pathmark Stores, Inc. (a)	11
67		Sysco Corp.	2,110
326		Tesco plc (United Kingdom)	1,780
41		Wal-Mart Stores, Inc.	1,805
			6,419
Food Products — 0.7%
138		Cadbury Schweppes plc (United Kingdom)	1,392
3		Chiquita Brands International, Inc.	75
2		Corn Products International, Inc.	30
—	(h)	Flowers Foods, Inc.	8
3		General Mills, Inc.	121
—	(h)	J & J Snack Foods Corp.	17
40		Kellogg Co.	1,822
21		Koninklijke Wessanen N.V. (Netherlands) CVA	356
17		Royal Numico N.V. (Netherlands) (a)	738
1		Sanderson Farms, Inc.	48
10		Yakult Honsha Co., Ltd. (Japan)	264
			4,871
Gas Utilities — 0.0% (g)
1		New Jersey Resources Corp.	55
1		Nicor, Inc.	42
1		Northwest Natural Gas Co.	22
1		South Jersey Industries, Inc.	18
2		Southwest Gas Corp.	41
1		WGL Holdings, Inc.	29
			207
Health Care Equipment & Supplies — 1.8%
1		Align Technology, Inc. (a)	7
—		Analogic Corp.	5
1		Animas Corp. (a)	9
—	(h)	Arrow International, Inc.	11
1		Arthrocare Corp. (a)	32
24		Bausch & Lomb, Inc.	1,900
44		Baxter International, Inc.	1,758
—	(h)	Bio-Rad Laboratories, Inc., Class A (a)	5
2		Biomet, Inc.	56
—	(h)	Biosite, Inc. (a)	25
109		Boston Scientific Corp. (a)	2,551
2		Conmed Corp. (a)	50
4		Cooper Cos., Inc. (The)	337
1		Diagnostic Products Corp.	32
4		Encore Medical Corp. (a)	17
—	(h)	EPIX Pharmaceuticals, Inc. (a)	3
24		Guidant Corp.	1,640
—	(h)	Immucor, Inc. (a)	9
1		Integra LifeSciences Holdings Corp. (a)	23
1		Inverness Medical Innovations, Inc. (a)	16
—	(h)	Kyphon, Inc. (a)	20
1		Mentor Corp.	50
1		Nektar Therapeutics (a)	22
2		Neurometrix, Inc. (a)	51
—	(h)	Palomar Medical Technologies, Inc. (a)	8
1		PolyMedica Corp.	31
37		St. Jude Medical, Inc. (a)	1,750
2		Steris Corp.	57
1		SurModics, Inc. (a)	39
10		Synthes, Inc.	1,172
28		Zimmer Holdings, Inc. (a)	1,932
			13,618

Health Care Providers & Services — 1.7%
35		Aetna, Inc.	3,002
1		Alderwoods Group, Inc. (a)	13
3		Alliance Imaging, Inc. (a)	26
—	(h)	America Service Group, Inc. (a)	5
2		Andrx Corp. (a)	26
1		Apria Healthcare Group, Inc. (a)	32
2		Centene Corp. (a)	58
—	(h)	Cigna Corp.	24
2		Computer Programs & Systems, Inc.	57
—	(h)	Dendrite International, Inc. (a)	4
—	(h)	Genesis HealthCare Corp. (a)	16
30		HCA, Inc.	1,457
2		Kindred Healthcare, Inc. (a)	71
1		LCA Vision, Inc.	33
25		McKesson Corp.	1,205
20		Medco Health Solutions, Inc. (a)	1,118
3		OCA, Inc. (a)	4
2		Owens & Minor, Inc.	53
1		Pediatrix Medical Group, Inc. (a)	81
2		Per-Se Technologies, Inc. (a)	45
3		PSS World Medical, Inc. (a)	39
1		Res-Care, Inc. (a)	14
4		Stewart Enterprises, Inc.	24
1		Symbion, Inc. (a)	21
1		Trizetto Group (a)	10
2		United Surgical Partners International, Inc. (a)	75
3		UnitedHealth Group, Inc.	140
2		Ventiv Health, Inc. (a)	42
62		WellPoint, Inc. (a)	4,730
			12,425
Hotels, Restaurants & Leisure — 1.1%
2		Ameristar Casinos, Inc.	37
1		Argosy Gaming Co. (a)	28
49		Carnival Corp.	2,432
—	(h)	CEC Entertainment, Inc. (a)	10
2		CKE Restaurants, Inc.	30
1		Domino’s Pizza, Inc.	21
53		Intercontinental Hotels Group plc (United Kingdom)	676
27		International Game Technology	734
1		Jack in the Box, Inc. (a)	21
4		Landry’s Restaurants, Inc.	110
6		Marriott International, Inc., Class A	359
69		McDonald’s Corp.	2,304
1		MGM Mirage (a)	22
1		Multimedia Games, Inc. (a)	10
—	(h)	O’Charley’s, Inc. (a)	6
8		OPAP S.A. (Greece)	235
1		Pinnacle Entertainment, Inc. (a)	18
—	(h)	Rare Hospitality International, Inc. (a)	10
2		Ruby Tuesday, Inc.	46
1		Ryan’s Restaurant Group, Inc. (a)	6
15		Starwood Hotels & Resorts Worldwide, Inc.	863
9		Yum! Brands, Inc.	426
			8,404
Household Durables — 0.7%
4		Centex Corp.	265
—	(h)	CSS Industries, Inc.	—	(h)
1		Fortune Brands, Inc.	49
1		Jarden Corp. (a)	33
56		Koninklijke Philips Electronics N.V. (Netherlands)	1,495
26		Lennar Corp., Class A	1,545
1		Levitt Corp., Class A	23
12		Mohawk Industries, Inc. (a)	983
24		Sony Corp. (Japan)	795
1		Stanley Furniture Co., Inc.	21
3		Technical Olympic USA, Inc.	65
3		Tupperware Corp.	57
1		WCI Communities, Inc. (a)	34
			5,365
Household Products — 0.8%
4		Kimberly-Clark Corp.	262
84		Procter & Gamble Co.	5,019
27		Reckitt Benckiser plc (United Kingdom)	820
			6,101

Industrial Conglomerates — 3.4%
42		3M Co.	3,088
—	(h)	Acco Brands Corp. (a)	6
471		General Electric Co.	15,871
207		Tyco International Ltd. (Bermuda)	5,755
1		Walter Industries, Inc.	48
			24,768
Insurance — 2.9%
41		Aflac, Inc.	1,864
76		AMBAC Financial Group, Inc.	5,452
14		American International Group, Inc.	892
—	(h)	American Physicians Capital, Inc. (a)	15
1		Argonaut Group, Inc. (a)	23
6		Assurant, Inc.	236
56		AXA S.A. (France)	1,546
3		Delphi Financial Group, Inc.	131
1		Direct General Corp.	14
71		Genworth Financial, Inc., Class A	2,302
38		Hartford Financial Services Group, Inc.	2,940
1		LandAmerica Financial Group, Inc.	39
4		Lincoln National Corp.	187
14		MBIA, Inc.	867
6		Metlife, Inc.	314
—	(h)	Midland Co. (The)	14
5		PMA Capital Corp., Class A (a)	46
1		Protective Life Corp.	37
25		RenaissanceRe Holdings Ltd. (Bermuda)	1,106
—	(h)	Safety Insurance Group, Inc.	4
1		Selective Insurance Group	29
1		Stewart Information Services Corp.	31
3		Torchmark Corp.	159
—	(h)	United Fire & Casualty Co.	14
22		W.R. Berkley Corp.	880
24		Willis Group Holdings Ltd. (Bermuda)	891
2		Zenith National Insurance Corp.	107
8		Zurich Financial Services AG (a) (Switzerland)	1,395
			21,535
Internet & Catalog Retail — 0.4%
75		eBay, Inc. (a)	3,084
—	(h)	GSI Commerce, Inc. (a)	8
1		Insight Enterprises, Inc. (a)	15
—	(h)	J. Jill Group, Inc. (The) (a)	3
—	(h)	Nutri/System, Inc. (a)	5
			3,115
Internet Software & Services — 0.1%
1		AsiaInfo Holdings, Inc. (a)	6
—	(h)	Blue Coat Systems, Inc. (a)	17
—	(h)	Click Commerce, Inc. (a)	4
7		CMGI, Inc. (a)	12
3		CNET Networks, Inc. (a)	41
—	(h)	Digital Insight Corp. (a)	8
1		Digital River, Inc. (a)	21
2		Digitas, Inc. (a)	26
4		EarthLink, Inc. (a)	46
—	(h)	Equinix, Inc. (a)	17
1		Infospace, Inc. (a)	24
1		Internet Security Systems (a)	22
—	(h)	Interwoven, Inc. (a)	3
1		Ipass, Inc. (a)	6
1		j2 Global Communications, Inc. (a)	24
1		Jupitermedia Corp. (a)	14
1		Openwave Systems, Inc. (a)	14
1		SupportSoft, Inc. (a)	7
1		United Online, Inc.	19
1		ValueClick, Inc. (a)	24
1		WebEx Communications, Inc. (a)	22
1		webMethods, Inc. (a)	6
—	(h)	Websense, Inc. (a)	21
			404
IT Services — 0.5%
2		Acxiom Corp.	43
35		Affiliated Computer Services, Inc., Class A (a)	1,905
10		BearingPoint, Inc. (a)	72
3		Ciber, Inc. (a)	19

1		Covansys Corp. (a)	8
1		CSG Systems International, Inc. (a)	17
1		Euronet Worldwide, Inc. (a)	24
1		Gartner, Inc., Class A (a)	10
7		Infosys Technologies Ltd. (India) ADR	520
—	(h)	Intrado, Inc. (a)	7
1		Lionbridge Technologies (a)	4
1		Mantech International Corp., Class A (a)	26
2		Perot Systems Corp., Class A (a)	27
1		Startek, Inc.	8
1		Sykes Enterprises, Inc. (a)	17
21		Tietoenator OYJ (Finland)	705
1		Tyler Technologies, Inc. (a)	5
			3,417
Leisure Equipment & Products — 0.0% (g)
1		JAKKS Pacific, Inc. (a)	23
1		K2, Inc. (a)	14
1		MarineMax, Inc. (a)	20
6		Mattel, Inc.	92
1		RC2 Corp. (a)	40
1		Steinway Musical Instruments, Inc. (a)	16
			205
Machinery — 1.0%
6		AGCO Corp. (a)	100
1		Astec Industries, Inc. (a)	26
60		Atlas Copco AB (Sweden)	1,154
1		Barnes Group, Inc.	36
1		Briggs & Stratton Corp.	35
1		Cascade Corp.	29
—	(h)	Caterpillar, Inc.	12
2		Crane Co.	45
5		Danaher Corp.	258
14		Deere & Co.	863
32		Eaton Corp.	2,018
—	(h)	ESCO Technologies, Inc. (a)	20
1		Flowserve Corp. (a)	47
—	(h)	Greenbrier Cos., Inc.	13
4		Illinois Tool Works, Inc.	288
—	(h)	ITT Industries, Inc.	11
1		JLG Industries, Inc.	37
89		Kubota Corp. (Japan)	620
22		Kurita Water Industries Ltd. (Japan)	394
1		Lincoln Electric Holdings, Inc.	39
1		Manitowoc Co., Inc.	50
34		Metso OYJ (Finland)	873
—	(h)	Middleby Corp. (a)	15
1		NACCO Industries, Inc., Class A	57
1		Reliance Steel & Aluminum Co.	33
6		SPX Corp.	285
—	(h)	Tecumseh Products Co., Class A	4
—	(h)	Valmont Industries, Inc.	12
1		Wabash National Corp.	16
1		Watts Water Technologies, Inc., Class A	20
			7,410
Marine — 0.0% (g)
—	(h)	Kirby Corp. (a)	15
Media — 2.4%
—	(h)	Advo, Inc.	13
1		Arbitron, Inc.	24
68		British Sky Broadcasting plc (United Kingdom)	669
1		Catalina Marketing Corp.	14
12		Charter Communications, Inc., Class A (a)	18
44		E.W. Scripps Co., Class A	2,215
16		EchoStar Communications Corp., Class A	470
54		Gannett Co., Inc.	3,706
5		Gemstar-TV Guide International, Inc. (a)	14
1		Gray Television, Inc.	9
1		Insight Communications Co., Inc., Class A (a)	8
3		Lodgenet Entertainment Corp. (a)	49
1		Media General, Inc., Class A	35
4		Mediacom Communications Corp., Class A (a)	32
40		News Corp. CDI	628
223		News Corp., Class A	3,473

6		Primedia, Inc. (a)	26
1		ProQuest Co. (a)	36
4		Radio One, Inc., Class D (a)	53
—	(h)	RCN Corp. (a)	8
—	(h)	Saga Communications, Inc., Class A (a)	4
1		Scholastic Corp. (a)	33
4		Time Warner, Inc.	67
—	(h)	Tribune Co.	7
1		Valassis Communications, Inc. (a)	23
187		Viacom, Inc., Class B	6,180
3		Walt Disney Co.	80
1		World Wrestling Entertainment, Inc.	18
			17,912
Metals & Mining — 0.7%
1		AK Steel Holding Corp. (a)	6
56		Alcoa, Inc.	1,365
—	(h)	Chaparral Stell Co. (a)	10
32		Cia Vale do Rio Doce (Brazil) ADR	1,263
3		Commercial Metals Co.	115
—	(h)	Metal Management, Inc.	8
—	(h)	NN, Inc.	3
1		Nucor Corp.	47
1		Oregon Steel Mills, Inc. (a)	14
2		Quanex Corp.	119
1		Ryerson Tull, Inc.	30
1		Steel Dynamics, Inc.	41
43		United States Steel Corp.	1,838
			4,859
Multi-Utilities — 1.1%
1		Avista Corp.	20
36		CMS Energy Corp. (a)	584
15		Constellation Energy Group, Inc.	899
57		Dominion Resources, Inc.	4,876
14		Dynegy, Inc., Class A (a)	64
328		International Power plc (a) (United Kingdom)	1,442
1		NorthWestern Corp.	24
2		SCANA Corp.	101
4		Sierra Pacific Resources (a)	58
			8,068
Multiline Retail — 1.0%
4		Dollar General Corp.	68
2		Family Dollar Stores, Inc.	34
6		Federated Department Stores, Inc.	368
10		J.C. Penney Co., Inc.	493
70		Kohl’s Corp. (a)	3,516
1		ShopKo Stores, Inc. (a)	33
54		Target Corp.	2,789
			7,301
Office Electronics — 0.2%
123		Konica Minolta Holdings, Inc. (Japan)	1,118
9		Xerox Corp. (a)	117
			1,235
Oil, Gas & Consumable Fuels — 5.7%
11		Anadarko Petroleum Corp.	1,063
40		Apache Corp.	3,005
1		ATP Oil & Gas Corp. (a)	20
87		BG Group plc (United Kingdom)	827
116		BP plc (United Kingdom)	1,371
4		Burlington Resources, Inc.	309
—	(h)	Callon Petroleum Co. (a)	8
61		Chevron Corp.	3,976
1		Cimarex Energy Co. (a)	37
—	(h)	Clayton Williams Energy, Inc. (a)	13
—	(h)	Comstock Resources, Inc. (a)	13
63		ConocoPhillips	4,424
5		Devon Energy Corp.	309
1		Energy Partners Ltd. (a)	28
15		ENI S.p.A. (Italy)	438
20		EOG Resources, Inc.	1,506
238		Exxon Mobil Corp.	15,110
1		Frontier Oil Corp.	36
—	(h)	Giant Industries, Inc. (a)	23
3		Houston Exploration Co. (a)	209
—	(h)	Kerr-McGee Corp.	20
1		Murphy Oil Corp.	60
33		Occidental Petroleum Corp.	2,836

—	(h)	Penn Virginia Corp.	17
20		Petroleo Brasileiro S.A. (Brazil) ADR	1,251
1		St. Mary Land & Exploration Co.	40
34		Statoil ASA (Norway)	829
1		Stone Energy Corp. (a)	50
1		Swift Energy Co. (a)	32
14		Total S.A. (France)	3,767
6		Valero Energy Corp.	678
—	(h)	World Fuel Services Corp.	10
			42,315
Paper & Forest Products — 0.0% (g)
4		International Paper Co.	107
—	(h)	Schweitzer-Mauduit International, Inc.	9
			116
Personal Products — 0.4%
52		Gillette Co. (The)	3,023
—	(h)	Parlux Fragrances, Inc. (a)	6
3		Playtex Products, Inc. (a)	29
			3,058
Pharmaceuticals — 3.5%
4		Adolor Corp. (a)	40
17		AstraZeneca plc (United Kingdom)	774
2		AtheroGenics, Inc. (a)	35
2		Auxilium Pharmaceuticals, Inc. (a)	11
13		AVANIR Pharmaceuticals, Class A (a)	40
16		Bristol-Myers Squibb Co.	387
1		Conor Medsystems, Inc. (a)	14
5		Cypress Bioscience, Inc. (a)	28
69		Eli Lilly & Co.	3,715
15		Forest Laboratories, Inc. (a)	570
1		Impax Laboratories, Inc. (a)	10
79		Johnson & Johnson	5,023
5		Medicis Pharmaceutical Corp., Class A	147
—	(h)	Par Pharmaceutical Cos, Inc. (a)	5
171		Pfizer, Inc.	4,274
19		Roche Holding AG (Switzerland)	2,620
49		Sepracor, Inc. (a)	2,899
2		Theravance, Inc. (a)	42
3		Watson Pharmaceuticals, Inc. (a)	102
108		Wyeth	4,997
			25,733
Real Estate — 0.7%
2		Affordable Residential Communities REIT	20
2		American Home Mortgage Investment Corp. REIT	75
2		Anthracite Capital, Inc. REIT	24
2		Ashford Hospitality Trust, Inc.	18
—	(h)	Boykin Lodging Co. REIT (a)	5
1		Capital Automotive REIT	37
1		Duke Realty Corp. REIT	20
1		Entertainment Properties Trust REIT	40
2		Equity Inns, Inc. REIT	27
3		FelCor Lodging Trust, Inc. REIT (a)	44
1		Glimcher Realty Trust REIT	22
1		Government Properties Trust, Inc. REIT	5
20		Henderson Land Development Co., Ltd. ADR (Hong Kong)	100
55		Host Marriott Corp. REIT	928
1		Impac Mortgage Holdings, Inc. REIT	12
4		Innkeepers USA Trust REIT	65
1		Jones Lang LaSalle, Inc.	32
3		Kilroy Realty Corp. REIT	140
1		Kimco Realty Corp. REIT	32
—	(h)	LaSalle Hotel Properties REIT	14
3		Lexington Corporate Properties Trust REIT	76
3		LTC Properties, Inc. REIT	62
7		Mack-Cali Realty Corp. REIT	301
2		Maguire Properties, Inc. REIT	72
5		Meristar Hospitality Corp. REIT (a)	43
2		MFA Mortgage Investments, Inc. REIT	13
3		Mid-America Apartment Communities, Inc. REIT	135

—	(h)	National Health Investors, Inc. REIT	11
1		Novastar Financial, Inc. REIT	27
2		Pennsylvania Real Estate Investment Trust REIT	80
22		Prologis REIT	966
3		RAIT Investment Trust REIT	94
1		Saul Centers, Inc. REIT	50
161		Sun Hung Kai Properties Ltd. (Hong Kong)	1,673
1		Taubman Centers, Inc. REIT	25
			5,288
Road & Rail — 0.5%
—	(h)	Amerco, Inc. (a)	23
—	(h)	Arkansas Best Corp.	14
—	(h)	Central Japan Railway Co. (Japan)	1,390
44		CSX Corp.	2,064
1		Dollar Thrifty Automotive Group, Inc. (a)	40
—	(h)	Frozen Food Express Industries (a)	2
2		Genesee & Wyoming, Inc., Class A (a)	57
—	(h)	Marten Transport Ltd. (a)	3
2		Norfolk Southern Corp.	97
—	(h)	Old Dominion Freight Line (a)	13
2		RailAmerica, Inc. (a)	22
2		SCS Transportation, Inc. (a)	36
1		U.S. Xpress Enterprises, Inc., Class A (a)	12
—	(h)	USA Truck, Inc. (a)	5
2		Werner Enterprises, Inc.	31
			3,809
Semiconductors & Semiconductor Equipment — 1.8%
—	(h)	Actel Corp. (a)	6
1		ADE Corp. (a)	13
1		Advanced Energy Industries, Inc. (a)	15
36		Agere Systems, Inc. (a)	379
107		Altera Corp. (a)	2,048
2		AMIS Holdings, Inc. (a)	26
3		Amkor Technology, Inc. (a)	15
67		Analog Devices, Inc.	2,492
2		Applied Micro Circuits Corp. (a)	7
1		Asyst Technologies, Inc. (a)	4
7		Atmel Corp. (a)	13
—	(h)	ATMI, Inc. (a)	9
1		August Technology Corp. (a)	10
3		Axcelis Technologies, Inc. (a)	16
10		Broadcom Corp., Class A (a)	455
—	(h)	Brooks Automation, Inc. (a)	5
1		Cabot Microelectronics Corp. (a)	23
2		Cirrus Logic, Inc. (a)	17
1		Cohu, Inc.	19
8		Conexant Systems, Inc. (a)	14
1		Credence Systems Corp. (a)	9
1		Cymer, Inc. (a)	25
2		Cypress Semiconductor Corp. (a)	27
—	(h)	Diodes, Inc. (a)	14
—	(h)	DSP Group, Inc. (a)	10
2		Entegris, Inc. (a)	17
—	(h)	Exar Corp. (a)	6
1		Fairchild Semiconductor International, Inc. (a)	12
—	(h)	Genesis Microchip, Inc. (a)	9
1		Integrated Device Technology, Inc. (a)	11
1		Integrated Silicon Solutions, Inc. (a)	4
90		Intel Corp.	2,214
6		Intersil Corp., Class A	137
1		IXYS Corp. (a)	14
—	(h)	Kopin Corp. (a)	3
2		Kulicke & Soffa Industries, Inc. (a)	11
1		Lattice Semiconductor Corp. (a)	4
31		Linear Technology Corp.	1,173
1		LTX Corp. (a)	4

1		Mattson Technology, Inc. (a)	10
23		Maxim Integrated Products, Inc.	981
2		Micrel, Inc. (a)	21
11		Microchip Technology, Inc.	337
1		Microsemi Corp. (a)	33
2		MIPS Technologies, Inc. (a)	12
—	(h)	MKS Instruments, Inc. (a)	5
1		Omnivision Technologies, Inc. (a)	18
6		ON Semiconductor Corp. (a)	32
1		Photronics, Inc. (a)	25
1		Pixelworks, Inc. (a)	5
2		PMC-Sierra, Inc. (a)	18
—	(h)	Power Integrations, Inc. (a)	9
1		Rambus, Inc. (a)	13
4		RF Micro Devices, Inc. (a)	23
2		Samsung Electronics Co., Ltd. (South Korea)	930
1		Semitool, Inc. (a)	8
2		Semtech Corp. (a)	25
1		Sigmatel, Inc. (a)	18
2		Silicon Image, Inc. (a)	17
1		Silicon Laboratories, Inc. (a)	24
1		Silicon Storage Technology, Inc. (a)	7
3		Skyworks Solutions, Inc. (a)	22
—	(h)	Standard Microsystems Corp. (a)	12
—	(h)	Supertex, Inc. (a)	9
47		Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) ADR	387
1		Tessera Technologies, Inc. (a)	18
4		Texas Instruments, Inc.	125
—	(h)	Ultratech, Inc. (a)	2
—	(h)	Varian Semiconductor Equipment Associates, Inc. (a)	17
4		Vitesse Semiconductor Corp. (a)	7
29		Xilinx, Inc.	805
1		Zoran Corp. (a)	9
			13,274
Software — 2.3%
—	(h)	Ansoft Corp. (a)	3
—	(h)	Ansys, Inc. (a)	15
1		Aspen Technology, Inc. (a)	6
1		Borland Software Corp. (a)	5
1		Epicor Software Corp. (a)	8
—	(h)	EPIQ Systems, Inc. (a)	9
1		Factset Research Systems, Inc.	23
—	(h)	Filenet Corp. (a)	11
1		Informatica Corp. (a)	11
—	(h)	Intervideo, Inc. (a)	1
—	(h)	InterVoice, Inc. (a)	3
1		JDA Software Group, Inc. (a)	14
—	(h)	Kronos, Inc. (a)	13
—	(h)	Macrovision Corp. (a)	6
1		Magma Design Automation, Inc. (a)	7
1		Manhattan Associates, Inc. (a)	14
1		Mentor Graphics Corp. (a)	9
429		Microsoft Corp.	11,026
—	(h)	MicroStrategy, Inc. (a)	28
—	(h)	MRO Software, Inc. (a)	7
7		Nintendo Co., Ltd. (Japan)	786
296		Oracle Corp. (a)	3,668
6		Parametric Technology Corp. (a)	43
—	(h)	Pegasystems, Inc. (a)	1
1		Phoenix Technologies Ltd. (a)	11
2		Progress Software Corp. (a)	58
—	(h)	Quality Systems, Inc. (a)	14
—	(h)	Quest Software, Inc. (a)	5
5		SAP AG (Germany)	826
3		Secure Computing Corp. (a)	33
—	(h)	SPSS, Inc. (a)	2
—	(h)	SS&C Technologies, Inc.	4
—	(h)	Talx Corp.	13
1		TIBCO Software, Inc. (a)	7
1		TradeStation Group, Inc. (a)	5
1		Transaction Systems Architechs, Inc. (a)	25
1		Wind River Systems, Inc. (a)	14
			16,734

Specialty Retail — 1.4%
7		Aaron Rents, Inc.	148
3		Abercrombie & Fitch Co.	170
2		Asbury Automotive Group, Inc. (a)	39
—	(h)	Big 5 Sporting Goods Corp.	7
—	(h)	Build-A-Bear Workshop, Inc. (a)	9
—	(h)	Building Material Holding Corp.	28
1		Burlington Coat Factory Warehouse Corp.	46
7		Charming Shoppes, Inc. (a)	70
1		Children’s Place Retail Stores, Inc. (a)	29
—	(h)	Dress Barn, Inc. (a)	9
—	(h)	Electronics Boutique Holdings Corp. (a)	19
3		Foot Locker, Inc.	66
1		Genesco, Inc. (a)	48
3		Guess?, Inc. (a)	62
85		Home Depot, Inc.	3,236
1		HOT Topic, Inc. (a)	12
1		Lithia Motors, Inc., Class A	31
59		Lowe’s Cos., Inc.	3,787
1		Movie Gallery, Inc.	11
2		Pacific Sunwear of California, Inc. (a)	47
1		Petco Animal Supplies, Inc. (a)	23
1		Ross Stores, Inc.	19
1		Select Comfort Corp. (a)	20
—	(h)	Sonic Automotive, Inc.	9
—	(h)	Sports Authority, Inc. (The) (a)	9
1		Stage Stores, Inc.	26
91		Staples, Inc.	1,943
2		Stein Mart, Inc.	42
2		Too, Inc. (a)	58
—	(h)	Trans World Entertainment Corp. (a)	2
—	(h)	United Auto Group, Inc.	13
			10,038
Textiles, Apparel & Luxury Goods — 0.8%
—	(h)	Brown Shoe Co., Inc.	10
27		Coach, Inc. (a)	856
24		Compagnie Financiere Richemont AG (Switzerland), Class A	951
—	(h)	Deckers Outdoor Corp. (a)	5
1		DHB Industries, Inc. (a)	2
15		Jones Apparel Group, Inc.	436
2		K-Swiss, Inc., Class A	44
1		Kellwood Co.	21
1		Kenneth Cole Productions, Inc., Class A	25
11		LVMH Moet Hennessy Louis Vuitton S.A. (France)	928
1		Movado Group, Inc.	19
32		Nike, Inc., Class B	2,653
—	(h)	Oxford Industries, Inc.	9
1		Russell Corp.	7
2		Skechers U.S.A., Inc., Class A (a)	26
1		Unifirst Corp.	28
			6,020
Thrifts & Mortgage Finance — 0.7%
1		Accredited Home Lenders Holding Co. (a)	30
4		BankAtlantic Bancorp, Inc., Class A	61
—	(h)	Commercial Capital Bancorp, Inc.	5
2		Corus Bankshares, Inc.	110
59		Countrywide Financial Corp.	1,932
—	(h)	Dime Community Bancshares	6

4		Fannie Mae	184
2		First Niagara Financial Group, Inc.	33
—	(h)	First Place Financial Corp.	7
—	(h)	FirstFed Financial Corp. (a)	21
1		Flagstar Bancorp, Inc.	18
35		Freddie Mac	1,951
1		Fremont General Corp.	30
1		Gibraltar Industries, Inc.	17
—	(h)	ITLA Capital Corp. (a)	16
2		Partners Trust Financial Group, Inc.	22
2		Provident New York Bancorp	21
3		R&G Financial Corp., Class B	41
1		Sterling Financial Corp.	26
6		W Holding Co., Inc.	58
23		Washington Mutual, Inc.	882
1		WSFS Financial Corp.	35
			5,506
Tobacco — 1.5%
4		Alliance One International, Inc.	13
120		Altria Group, Inc.	8,875
44		British American Tobacco plc (United Kingdom)	923
21		Imperial Tobacco Group plc (United Kingdom)	594
—	(h)	Japan Tobacco, Inc. (Japan)	742
1		Universal Corp.	47
			11,194
Trading Companies & Distributors — 0.5%
6		Applied Industrial Technologies, Inc.	209
130		Hagemeyer N.V. (Netherlands) (a)	385
2		Hughes Supply, Inc.	59
322		Itochu Corp. (Japan)	2,225
		Nuco2, Inc. (a)	10
35		Wolseley plc (United Kingdom)	744
			3,632
Transportation Infrastructure — 0.0% (g)
66		BBA Group plc (United Kingdom)	347
Wireless Telecommunication Services — 0.7%

26		American Tower Corp., Class A (a)	639
1		Centennial Communications Corp. (a)	21
6		Dobson Communications Corp. (a)	49
1		InPhonic, Inc. (a)	7
1		NTT DoCoMo, Inc. (Japan)	1,542
1,188		Vodafone Group plc (United Kingdom)	3,091
			5,349
		Total Common Stocks (Cost $394, 279)	501,976

Principal Amount
Asset Backed Securities — 4.0%
	American Express Credit Account Master Trust
$600	Series 2002-1, Class A, FRN, 3.88%, 09/15/09	601
450	Series 2004-3, Class A, 4.35%, 12/15/11	447
787	Series 2004-C, Class C, FRN, 4.27%, 02/15/12	789
	AmeriCredit Automobile Receivables Trust (e)
160	Series 2003-CF, Class A3, 2.75%, 10/06/07	159
424	Series 2003-DM, Class A3B, FRN, 3.90%, 12/06/07	425
430	Series 2003-DM, Class A4, 2.84%, 08/06/10	422
1,075	Series 2004-BM, Class A4, 2.67%, 03/07/11	1,039
165	Series 2004-DF, Class A3, 2.98%, 07/06/09	162
	Asset Backed Funding Certificates
1,000	Series 2005-WF1, Class A2B, FRN, 4.01%, 01/25/33	1,000
	Capital Auto Receivables Asset Trust
185	Series 2003-2, Class A3B, FRN, 3.81%, 02/15/07	185
625	Series 2003-2, Class A4A, 1.96%, 01/15/09	612
	Capital One Auto Finance Trust
1,000	Series 2002-C, Class A4, 3.44%, 06/15/09	993
210	Series 2003-B, Class A4, 3.18%, 09/15/10	206
	Capital One Master Trust
360	Series 2001-5, Class A, 5.30%, 06/15/09	363
935	Series 2001-8A, Class A, 4.60%, 08/15/09	936
	Capital One Multi-Asset Execution Trust
1,500	Series 2003-A, FRN, 5.02%, 12/15/10 (e) (i)	1,539
1,145	Series 2003-A4, Class A4, 3.65%, 07/15/11	1,116
200	Series 2005-A2, Class A2, 4.05%, 02/15/11	198

	Carmax Auto Owner Trust
505	Series 2003-2, Class A4, 3.07%, 10/15/10	496
300	Series 2004-2, Class A3, 3.00%, 09/15/08	296
300	Series 2005-1, Class A3, 4.13%, 05/15/09	298
	Citibank Credit Card Issuance Trust
513	Series 2001-A6, Class A6, 5.65%, 06/16/08	517
500	Series 2003-A5, Class A5, 2.50%, 04/07/08	495
	Citibank Credit Card Master Trust I
200	Series 1999-5, Class A, 6.10%, 05/15/08	202
	CNH Equipment Trust
200	Series 2003-B, ClassA4B, 3.38%, 02/15/11	196
310	Series 2005-B, Class A3, 4.27%, 01/15/10	308
	Countrywide Asset-Backed Certificates
109	Series 2003-5, Class AF3, 3.61%, 04/25/30	109
325	Series 2003-5, Class MF1, 5.41%, 01/25/34	325
	Countrywide Home Equity Loan Trust
622	Series 2004-I, Class A, FRN, 4.06%, 05/15/29	624
	CS First Boston Mortgage Securities Corp.
117	Series 2002-HE4, Class AF, 5.51%, 08/25/32	117
	First Franklin Mortgage Loan Asset Backed Certificates
175	Series 2005-FF2, Class M3, 4.31%, 03/25/35 FRN	175
	Ford Credit Auto Owner Trust
250	Series 2004-A, Class A4, 3.54%, 11/15/08	246
	GE Equipment Small Ticket LLC
450	Series 2005-1A, Class A3, 4.38%, 07/22/09	448
	Gracechurch Card Funding plc (United Kingdom) (e)
550	Series 7A, FRN, 3.79%, 11/16/09	550
	GSAMP Trust
268	Series 2004-OPT, Class A1, FRN, 4.17%, 11/25/34	268
	Honda Auto Receivables Owner Trust
100	Series 2003-2, Class A4, 2.16%, 10/21/08	98
	Household Automotive Trust
300	Series 2005-1 Class A4, 4.35%, 06/18/12	297
	Long Beach Mortgage Loan Trust
117	Series 2003-4, Class AV3, FRN, 4.17%, 08/25/33	117
	M&I Auto Loan Trust
255	Series 2003-1, Class A4, 2.97%, 04/20/09	249
	MASTR Asset Backed Securities Trust
500	Series 2005-OPT1, Class A4, FRN, 4.01%, 03/25/35	500
250	Series 2005-OPT1, Class M1, FRN, 4.23%, 03/25/35 FRN	250
	MASTR Asset Securitization Trust
350	Series 2005-NC1, Class A4, FRN, 4.06%, 12/25/34	350
	MBNA Credit Card Master Note Trust
885	Series 2001-A1, Class A1, 5.75%, 10/15/08	892
	MBNA Master Credit Card Trust USA
200	Series 2000-L, Class A, 6.50%, 04/15/10	209
	New Century Home Equity Loan Trust
225	Series 2005-1, Class A2B, FRN, 4.05%, 03/25/35	225
250	Series 2005-1, Class M1, FRN, 4.28%, 03/25/35	250
265	Series 2005-2, Class A2B, FRN, 4.01%, 06/25/35	265
	Nissan Auto Receivables Owner Trust
100	Series 2003-B, Class A4, 2.05%, 03/16/09	97
	Onyx Acceptance Grantor Trust
320	Series 2003-D, Series A4, 3.20%, 03/15/10	315
442	Series 2004-B, Class A3, 3.09%, 09/15/08	439
	Option One Mortgage Loan Trust
140	Series 2003-1, Class A2, FRN, 4.25%, 02/25/33	141
112	Series 2003-5 Class A2, FRN, 4.15%, 08/25/33	112
417	Series 2005-2, Class A2, , 3.91%, 05/25/35 FRN	416
	Residential Asset Securities Corp
265	Series 2003-KS9, Class A2B, FRN, 4.15%, 11/25/33	265
	Residential Asset Securities Corp.
100	Series 2002-KS4, Class AIIB, FRN, 4.08%, 07/25/32	100
226	Series 2003-KS5, Class AIIB, FRN, 4.12%, 07/25/33	227
1,790	SLM Student Loan Trust
	Series 2003-11, Class A5, 2.99%, 12/15/22 (e)	1,756
	Triad Auto Receivables Owner Trust
525	Series 2003-B, Class A4, 3.20%, 12/13/10	515
1,365	Series 2004-A, Class A4, 2.59%, 09/13/10	1,321
	Volkswagen Auto Loan Enhanced Trust
615	Series 2003-2, Class A4, 2.94%, 03/22/10	601
	Wachovia Asset Securitization, Inc.

	286	Series 2002-HE2, Class A, FRN 4.26%, 12/25/32	287
	419	Series 2003-HE2, Class AII1, FRN, 4.09%, 07/25/33	420
		Wachovia Mortgage Loan Trust LLC
	500	Series WMC1, Class A2, FRN, 4.02%, 10/25/35	500
		WFS Financial Owner Trust
	13	Series 2003-1, Class A3, 2.03%, 08/20/07	13
	500	Series 2003-2, Class A4, 2.41%, 12/20/10	491
	635	Series 2003-4, Class A4, 3.15%, 05/20/11	623
	300	Series 2004-2, Class A3, 2.85%, 09/22/08	297
		World Omni Auto Receivables Trust
	300	Series 2003-B, Class A4, 2.87%, 11/15/10	293
		Total Asset Backed Securities (Cost $30,082)	29,793
Collateralized Mortgaged Obligations — 6.6%
Agency CMO — 3.8%
		Federal Home Loan Mortgage Corp.
	28	Series 1087, Class I, 8.50%, 06/15/21	28
	29	Series 1136, Class H, 6.00%, 09/15/21	29
	138	Series 1254, Class N, 8.00%, 04/15/22	138
	500	Series 1617, Class PM, 6.50%, 11/15/23	520
	382	Series 1708, Class E, 6.00%, 03/15/09	388
	459	Series 1710, Class GH, 8.00%, 04/15/24	490
	466	Series 1843, Class Z, 7.00%, 04/15/26	482
	1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,776
	121	Series 2097, Class PX, 6.00%, 10/15/27	122
	684	Series 2115, Class PE, 6.00%, 01/15/14	701
	190	Series 2136, Class PE, 6.00%, 01/15/28	190
	17	Series 2316, Class PB, 6.50%, 09/15/30	17
	501	Series 2368, Class OE, 5.50%, 03/15/15	503
	928	Series 2388, Class VD, 6.00%, 08/15/19	936
	350	Series 2391, Class QR, 5.50%, 12/15/16	357
	950	Series 2394, Class MC, 6.00%, 12/15/16	975
	1,000	Series 2405, Class JF, 6.00%, 01/15/17	1,029
	594	Series 2425, Class OB, 6.00%, 03/15/17	610
	500	Series 2455, Class GK, 6.50%, 05/15/32	523
	41	Series 2456, Class CH, 6.50%, 01/15/31	42
	300	Series 2457, Class PE, 6.50%, 06/15/32	309
	798	Series 2473, Class JZ, 6.50%, 07/15/32	828
	148	Series 2501, Class AG, 5.00%, 01/15/16	148
	500	Series 2557, Class WJ, 5.00%, 07/15/14	501
	42	Series 2567, Class JM, 5.00%, 07/15/12	42
	300	Series 2614, Class TD, 3.50%, 05/15/16	287
	443	Series 2636, Class Z, 4.50%, 06/15/18	422
	236	Series 2643, Class KG, 4.00%, 05/15/18	235
	551	Series 2651, Class VZ, 4.50%, 07/15/18	525
	575	Series 2695, Class DE, 4.00%, 01/15/17	550
	500	Series 2701, Class OD, 5.00%, 09/15/18	505
	400	Series 2715, Class NG, 4.50%, 12/15/18	387
	1,210	Series 2751, Class AI, IO, 5.00%, 04/15/22	93
	286	Series 2756, Class NA, 5.00%, 02/15/24	285
	632	Series 2760, Class GI, IO, 4.50%, 02/15/11	28
	400	Series 2764, Class UC, 5.00%, 05/15/27	401
	1,688	Series 2779, Class SM, IF, IO, 3.38%, 10/15/18	129
	975	Series 2781, Class PI, IO, 5.00%, 10/15/23	81
	300	Series 2809, Class UB, 4.00%, 09/15/17	286
	4,985	Series 2813, Class SB, IF, IO, 3.28%, 02/15/34	355
	995	Series 2857, Class NI, IO, 5.00%, 04/15/17	49
	5,441	Series 2861, Class GS, FRN, IO, 3.43%, 01/15/21	250
	520	Series 2931, Class DC, 4.00%, 06/15/18	496
	213	Series 2958, Class KB, 5.50%, 04/15/35	213
	65	Series 50, Class I, 8.00%, 06/15/20	65

	Federal Home Loan Mortgage Corp. STRIPS
106	Series 227, Class IO, IO, 5.00%, 12/01/34	25
52	Series 231, Class IO, IO, 5.50%, 08/01/35	12
7,447	Series 232, IO, 5.00%, 08/01/35	1,762
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
476	Series T-54, Class 2A, 6.50%, 02/25/43	489
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association
426	Series 31, Class Z, 8.00%, 04/25/24	460
	Federal National Mortgage Association
128	Series 1990-106, Class J, 8.50%, 09/25/20	137
21	Series 1990-35, Class E, 9.50%, 04/25/20	22
39	Series 1990-7, Class B, 8.50%, 01/25/20	42
44	Series 1990-76, Class G, 7.00%, 07/25/20	45
26	Series 1991-73, Class A, 8.00%, 07/25/21	27
148	Series 1992-195, Class C, 7.50%, 10/25/22	154
201	Series 1993-135, Class PG, 6.25%, 07/25/08	203
165	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	169
181	Series 1994-1, Class K, 6.50%, 06/25/13	181
1,200	Series 1997-42, Class PG, 7.00%, 07/18/12	1,254
226	Series 1998-66, Class B, 6.50%, 12/25/28	236
500	Series 2002-18, Class PC, 5.50%, 04/25/17	511
300	Series 2002-19, Class PE, 6.00%, 04/25/17	309
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	513
580	Series 2002-7, Class QM, 6.00%, 02/25/20	584
65	Series 2003-19, Class JP, 4.50%, 11/25/22	64
500	Series 2003-39, Class PG, 5.50%, 05/25/23	514
650	Series 2003-47, Class PE, 5.75%, 06/25/33	658
300	Series 2003-55, Class CD, 5.00%, 06/25/23	295
550	Series 2003-83, Class PG, 5.00%, 06/25/23	546
300	Series 2003-86, Class PX, 4.50%, 02/25/17	296
1,850	Series 2004-61, Class TS, IF, IO, 3.27%, 10/25/31	104
1,341	Series 2004-87, Class JI, IO, 5.00%, 11/25/30	164
206	Series G92-35, Class E, 7.50%, 07/25/22	215
	Federal National Mortgage Association Interest STRIPS
18	Series 353, Class 2, IO, 5.00%, 07/25/34	4
2,865	Series 357, Class 2, IO, 5.00%, 02/01/35	676
	Government National Mortgage Association
709	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	45
1,075	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	97
420	Series 2004-46, Class IH, IO, 5.50%, 04/20/25	22
		28,161
Non-Agency— 2.8%
	Adjustable Rate Mortgage Trust
584	Series 2005-5, Class 6A21, FRN, 4.06%, 09/25/35	584
239	Series 2005-6A, Class 2A1, FRN, 4.14%, 11/25/35	239
161	Cendant Mortgage Corp.
	Series 2003-8, Class 1A8, 5.25%, 09/25/33	160
	Countrywide Alternative Loan Trust
344	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	339
1,624	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35	1,640
	Countrywide Home Loans
2,520	Series 2002-22, Class A20, 6.25%, 10/25/32	2,520
1,754	Series 2004-28R, Class A1, 5.50%, 08/25/33	1,762
299	CR
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e)	313
848	CS First Boston Mortgage Securities Corp.
	Series 2004-5, Class 1A8, 6.00%, 09/25/34	851
156	First Horizon Asset Securities, Inc.
	Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	156
498	Greenpoint Mortgage Funding Trust
	Series 2005-AR4, Class 4A1A, FRN, 4.14%, 10/25/45	498

	1,213	GSMPS Mortgage Loan Trust
		Series 2005-RP1, Class 1AF, FRN, 4.18%, 01/25/35 (e)	1,217
	1,426	Harborview Mortgage Loan Trust
		Series 2005-3, Class 2A1A, FRN, 4.03%, 06/19/35	1,423
		Indymac Index Mortgage Loan Trust
	798	Series 2004-AR7, Class A1, FRN, 4.27%, 09/25/34	803
	988	Series 2005-AR14, Class 2A1A, FRN, 4.13%, 08/25/35	985
	159	MASTR Asset Securitization Trust
		Series 2003-4, Class 2A2, 5.00%, 05/25/18	159
	435	Medallion Trust
		Series 2005-2G, Class A, FRN, 3.86%, 08/22/36	434
	530	Permanent Financing plc (United Kingdom)
		Series 2, Class 4A, FRN, 4.05%, 12/10/09	531
		RESI Finance LP (Cayman Islands)
	577	Series 2003-B, Class B3, FRN, 5.28%, 07/10/35 (e)	588
	778	Series 2003-C, Class B3, FRN, 5.13%, 09/10/35 (e)	785
	194	Series 2003-C, Class B4, FRN, 5.33%, 09/10/35 (e)	196
	353	Series 2005-A, B3, FRN, 4.31%, 03/10/37 (e)	353
	119	Series 2005-A, Class B4, FRN, 4.41%, 03/10/37 (e)	119
	175	Residential Accredit Loans, Inc.
		Series 2004-QS8, Class A12, 5.00%, 06/25/34 (e)	173
	657	Saco, Inc.
		Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e)	656
	700	Structured Asset Mortgage Investments, Inc.
		Series 2005-AK2, Class 2A1, FRN, 4.06%, 05/25/45	697
		Washington Mutual Mortgage Securities Corp.
	431	Series 2005-AR2, Class 2A21, FRN, 4.16%, 01/25/45	432
	980	Series 2005-AR9, Class A1A, FRN, 4.15%, 07/25/45	981
		Wells Fargo Mortgage Backed Securities Trust
	260	Series 2004-7, Class 2A2, 5.00%, 07/25/19	258
	261	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	255
	350	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	337
			20,444
		Total Collateralized Mortgage Obligations (Cost $48,750)	48,605
Corporate Bonds — 9.0%
Aerospace & Defense — 0.0% (g)
	85	L-3 Communications Corp.
		5.88%, 01/15/15	82
Airlines — 0.1%
	130	Continental Airlines, Inc.
		Series 1999-2, Class A2, 7.06%, 03/15/11	131
	489	United AirLines, Inc.
		Series 2000-2, 7.19%, 10/01/12 (d)	479
			610
Auto Components — 0.0% (g)
	85	TRW Automotive, Inc.
		9.38%, 02/15/13	92
Automobiles — 0.1%
	500	DaimlerChrysler NA Holding Corp.
		7.20%, 09/01/09	534
	275	General Motors Corp.
		7.20%, 01/15/11	245
			779
Beverages — 0.0% (g)
	120	Coca-Cola Enterprises, Inc.
		6.13%, 08/15/11	129

Capital Markets — 0.8%
	105	Arch Western Finance LLC
		6.75%, 07/01/13	107
		Bear Stearns Cos, Inc. (The)
	240	3.83%, 04/29/08	240
	200	4.50%, 10/28/10	197
	150	5.70%, 11/15/14	157
		Goldman Sachs Group LP
	600	7.20%, 03/01/07 (e)	622
		Goldman Sachs Group, Inc.
	375	4.75%, 07/15/13	366
	325	6.35%, 02/15/34	339
		Lehman Brothers Holdings, Inc.
	450	6.63%, 01/18/12	490
		Merrill Lynch & Co., Inc.
	250	Series B, 3.13%, 07/15/08	240
	350	Series C, 4.13%, 01/15/09	344
		Morgan Stanley
	145	3.63%, 04/01/08	142
	250	3.88%, 11/09/07	250
	1,300	6.75%, 04/15/11	1,414
	750	National Rural Utilities Cooperative Finance Corp.
		6.00%, 05/15/06	757
			5,665
Chemicals — 0.1%
	250	Dow Capital BV (Netherlands)
		8.50%, 06/08/10	284
	75	Huntsman International LLC
		9.88%, 03/01/09	79
	15	Huntsman LLC
		11.50%, 07/15/12	17
	115	PolyOne Corp.
		10.63%, 05/15/10	119
			499
Commercial Banks — 1.6%
	800	Bank of America Corp.
		7.80%, 02/15/10	893
	235	BBVA Bancomer S.A. (Cayman Islands)
		5.38%, 07/22/15 (e)	234
	150	Branch Banking & Trust Co. Wilson North Carolina
		4.88%, 01/15/13	150
	440	FleetBoston Financial Corp.
		7.38%, 12/01/09	483
	200	HBOS plc (United Kingdom)
		6.41%, 12/31/49 (e)	199
	690	HSBC Capital Funding LP
		VAR, 4.61%, 12/31/49 (e)	660
	290	Industrial Bank of Korea (South Korea)
		VAR, 4.00%, 05/19/14 (e)	278
	300	Islandsbanki HF (Iceland)
		4.75%, 10/15/10 (e)	300
	300	Keycorp
		Series G, 4.70%, 05/21/09	300
	340	Marshall & Ilsley Corp.
		4.38%, 08/01/09	336

355	Mizuho JGB Investment LLC
	VAR, 9.87%, 12/31/49 (e)	396
495	Mizuho Preferred Capital Co. LLC
	VAR, 8.79%, 12/31/49 (e)	539
145	National Capital Trust II (Australia)
	VAR, 5.49%, 12/31/49 (e)	146
100	Popular North America, Inc.
	4.25%, 04/01/08	99
	RBS Capital Trust I
140	VAR, 4.71%, 12/31/49	135
50	VAR, 5.51%, 12/31/49	51
290	Resona Bank Ltd. (Japan)
	5.85%, 12/31/49 (e)	286
100	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	98
685	Royal Bank of Scotland Group plc (United Kingdom)
	Series 3, 7.82%, 12/31/49 (m)	690
250	Royal Bank of Scotland plc (United Kingdom)
	FRN, 3.84%, 11/24/06 (e)	250
260	Shinhan Bank (South Korea)
	VAR, 5.66%, 03/02/35	256
260	Standard Chartered First Bank Korea Ltd (South Korea)
	VAR 7.27%, 03/03/34 (e)	286
155	Sumitomo Mitsui Banking Corp. (Japan)
	VAR, 5.62%, 12/31/49 (e)	154
	Suntrust Bank
500	2.50%, 11/01/06	487
300	5.00%, 09/01/15	299
400	Textron Financial Corp.
	4.60%, 05/03/10	396
1,000	UBS AG (Jersey)
	FRN, 4.15%, 07/20/06	1,000
50	UnionBanCal Corp.
	5.25%, 12/16/13	50
390	United Overseas Bank Ltd. (Singapore)
	VAR, 5.38%, 09/03/19 (e)	393
545	US Bank NA
	2.85%, 11/15/06	534
750	Wachovia Corp.
	3.63%, 02/17/09	726
	Wells Fargo & Co.
300	3.13%, 04/01/09	285
300	6.38%, 08/01/11	321
245	Woori Bank (South Korea)
	VAR, 5.75%, 03/13/14 (e)	249
		11,959
Commercial Services & Supplies — 0.0% (g)
120	Allied Waste North America
	6.13%, 02/15/14	112
75	Iron Mountain, Inc.
	6.63%, 01/01/16	71
120	PHH Corp.
	7.13%, 03/01/13	129
		312
Computers & Peripherals — 0.0% (g)
170	International Business Machines Corp.
	4.38%, 06/01/09	169

Construction Materials — 0.0% (g)
120	Hanson Australia Funding Ltd. (Australia)
	5.25%, 03/15/13	120

Consumer Finance — 0.7%
250	American Express Credit Corp.
	3.00%, 05/16/08	241
	American General Finance Corp.
300	4.10%, 06/27/08	300
575	Series H, 3.00%, 11/15/06	565
240	Series H, 4.00%, 03/15/11	228
315	Series H, 4.50%, 11/15/07	314
130	Series I, 4.63%, 05/15/09	129
400	Capital One Bank
	6.88%, 02/01/06	403
	HSBC Finance Corp.
1,250	8.00%, 07/15/10	1,410
500	FRN, 3.89%, 05/09/08	500
295	International Lease Finance Corp
	4.88%, 09/01/10	294
100	International Lease Finance Corp.
	5.00%, 04/15/10	100
300	John Deere Capital Corp.
	Series D, 3.63%, 05/25/07	296
320	SLM Corp.
	3.73%, 01/25/08	320
		5,100
Containers & Packaging — 0.0% (g)
90	Crown European Holdings S.A. (France)
	9.50%, 03/01/11	98
55	Graphic Packaging International Corp.
	9.50%, 08/15/13	52
90	Owens-Brockway Glass Container, Inc.
	8.25%, 05/15/13	94
		244
Diversified Financial Services — 1.3%
410	Aiful Corp. (Japan)
	5.00%, 08/10/10 (e)	407
500	Aries Vermoegensverwaltungs GmbH (Germany)
	9.60%, 10/25/14 (e)	660
300	Caterpillar Financial Services Corp
	4.50%, 09/01/08	299
450	CIT Group, Inc.
	4.13%, 02/21/06	450
	Citigroup, Inc.
400	3.50%, 02/01/08	390
944	5.00%, 09/15/14	939
55	6.63%, 06/15/32	62
	Credit Suisse First Boston USA, Inc.
1,200	6.50%, 01/15/12	1,300
315	FRN, 3.98%, 06/02/08	315
	Ford Motor Credit Co.
1,050	7.38%, 02/01/11	1,004
370	7.88%, 06/15/10 (m)	360
500	FRN, 4.87%, 03/21/07	493
	General Electric Capital Corp.
500	8.63%, 06/15/08	547
100	Series A, 3.13%, 04/01/09	95
550	Series A, 5.88%, 02/15/12	578
500	HSBC Finance Corp.
	4.00%, 09/15/08 FRN	500
265	Mantis Reef Ltd. (Australia)
	Series B 4.80%, 11/03/09 (d) (e)	261
140	Resona Preferred Global Securities Cayman Ltd.
	7.19%, 12/31/49 VAR (e)	145
45	UGS Corp.
	10.00%, 06/01/12	49
		8,854

Diversified Telecommunication Services — 0.6%
		BellSouth Corp.
	120	6.00%, 11/15/34	121
	250	6.00%, 10/15/11	264
	180	British Telecommunications plc (United Kingdom)
		8.38%, 12/15/10	208
		Deutsche Telekom International Finance BV (Netherlands)
	360	5.25%, 07/22/13	363
	140	8.50%, 06/15/10	159
	45	SUB, 8.75%, 06/15/30	58
	450	France Telecom S.A. (France)
		7.75%, 03/01/11 (m)	511
	600	Nynex Capital Funding Co.
		Series B, SUB, 8.23%, 10/15/09	663
	120	Qwest Corp.
		VAR, 8.87%, 03/15/12 (e)	131
	250	SBC Communications, Inc.
		5.88%, 02/01/12	262
		Sprint Capital Corp.
	350	6.00%, 01/15/07	356
	280	6.90%, 05/01/19	314
	175	7.63%, 01/30/11	196
	130	8.75%, 03/15/32	174
	300	Verizon Global Funding Corp.
		5.85%, 09/15/35	295
			4,075
Electric Utilities — 0.6%
	245	Alabama Power Co.
		Series Y, 2.80%, 12/01/06	240
	135	Appalachian Power Co.
		5.80%, 10/01/35	134
	100	Carolina Power & Light Co.
		5.13%, 09/15/13	101
	55	Consolidated Edison Co. of New York
		4.70%, 06/15/09	55
	200	Constellation Energy Group, Inc.
		6.35%, 04/01/07	205
		Dominion Resources, Inc.
	110	6.30%, 03/15/33	114
	300	FRN, 4.30%, 09/28/07	300
	350	Series B, 6.25%, 06/30/12	371
	400	DTE Energy Co.
		Series A, 6.65%, 04/15/09	422
	1,100	Exelon Corp.
		6.75%, 05/01/11	1,179
	285	Pacificorp
		4.30%, 09/15/08	282
		Progress Energy, Inc.
	215	6.85%, 04/15/12	233
	130	7.00%, 10/30/31	144
	325	Public Service Enterprise Group Inc
		4.30%, 09/21/08	325
			4,105
Electronic Equipment & Instruments — 0.0% (g)
	85	Celestica, Inc. (Canada)
		7.88%, 07/01/11	87

Food & Staples Retailing — 0.2%
175	Albertson’s, Inc.
	6.95%, 08/01/09	174
140	Delhaize America, Inc.
	9.00%, 04/15/31	162
250	Kroger Co. (The)
	8.05%, 02/01/10	275
540	Safeway, Inc.
	4.13%, 11/01/08	525
200	Wal-Mart Stores, Inc.
	4.13%, 02/15/11	195
		1,331
Gas Utilities — 0.1%
375	Columbia Energy Group
	Series C, 6.80%, 11/28/05	376
215	Enterprise Products Partners LP
	6.65%, 10/15/34	221
270	Nisource Finance Corp.
	5.45%, 09/15/20	264
70	Sempra Energy
	4.75%, 05/15/09	70
		931
Health Care Equipment & Supplies — 0.0% (g)
95	Fresenius Medical Care Capital Trust II
	7.88%, 02/01/08	99

Health Care Providers & Services — 0.0% (g)
150	HCA, Inc.
	6.38%, 01/15/15	149
75	Service Corp. International
	6.75%, 04/01/16	75
		224
Hotels, Restaurants & Leisure — 0.0% (g)
80	ITT Corp.
	7.38%, 11/15/15	87
100	MGM Grand, Inc.
	5.88%, 02/27/14	95
85	Vail Resorts, Inc.
	6.75%, 02/15/14	84
		266
Household Durables — 0.0% (g)
	DR Horton, Inc.
15	5.25%, 02/15/15	14
70	9.75%, 09/15/10 (m)	80
	Sealy Mattress Co.
50	8.25%, 06/15/14	50
	Standard Pacific Corp.
100	6.88%, 05/15/11	98
		242
Household Products — 0.0% (g)
35	Spectrum Brands, Inc.
	7.38%, 02/01/15	31

Industrial Conglomerates — 0.1%
175	Hutchison Whampoa International Ltd. (Cayman Islands)
	7.45%, 11/24/33 (e)	202
215	Hutchison Whampoa Ltd. (Cayman Islands)
	6.25%, 01/24/14 (e)	227
		429

Insurance — 0.3%
	100	Ace INA Holdings, Inc.
		5.88%, 06/15/14	102
	350	Allstate Corp. (The)
		6.13%, 02/15/12	371
	150	American International Group, Inc.
		2.88%, 05/15/08	143
	30	Arch Capital Group Ltd. (Bermuda)
		7.35%, 05/01/34	32
	160	Aspen Insurance Holdings Ltd. (Bermuda)
		6.00%, 08/15/14	160
	180	Axis Capital Holdings Ltd. (Bermuda)
		5.75%, 12/01/14	179
	175	Endurance Specialty Holdings Ltd. (Bermuda)
		7.00%, 07/15/34	177
	280	Nippon Life Insurance (Japan)
		4.88%, 08/09/10 (e)	278
	150	Principal Life, Income Funding Trusts
		3.20%, 04/01/09	143
		Protective Life Secured Trust
	60	4.00%, 10/07/09	59
	150	4.00%, 04/01/11	144
	300	Stingray Pass-Through (Cayman Islands)
		5.90%, 01/12/15 (e)	296
			2,084
Internet & Catalog Retail — 0.1%
	420	IAC/InterActiveCorp.
		7.00%, 01/15/13	443

IT Services — 0.0% (g)
	75	Sungard Data Systems, Inc.
		9.13%, 08/15/13 (e)	78

Media — 0.5%
	65	Cablevision Systems Corp.
		8.00%, 04/15/12	63
	70	Charter Communications Operating LLC
		8.00%, 04/30/12 (e)	71
		Comcast Cable Communications
	225	6.88%, 06/15/09	240
	300	8.38%, 05/01/07	316
	100	Comcast Cable Communications Holdings, Inc.
		8.38%, 03/15/13	118
	80	Comcast Corp.
		7.05%, 03/15/33	89
	100	COX Communications, Inc.
		7.75%, 11/01/10	111
	135	DirecTV Holdings LLC
		6.38%, 06/15/15 (e)	134
		Echostar DBS Corp.
	80	6.38%, 10/01/11	79
	10	6.63%, 10/01/14	10
		Historic TW, Inc.
	1,050	9.13%, 01/15/13	1,282
	100	9.15%, 02/01/23	129
		News America, Inc.
	195	6.20%, 12/15/34	195
	250	6.75%, 01/09/38	272
	115	7.75%, 12/01/45 (m)	135
	190	TCI Communications, Inc.
		7.88%, 02/15/26 (m)	227
	100	Thomson Corp. (The)
		4.25%, 08/15/09	98
	260	Time Warner Entertainment Co. LP
		8.38%, 03/15/23	315
	120	Time Warner, Inc.
		7.63%, 04/15/31 (m)	141
			4,025

Metals & Mining — 0.1%
130	Corp Nacional del Cobre de Chile - CODELCO (Chile)
	5.63%, 09/21/35 (e)	128
260	Falconbridge Ltd. (Canada)
	6.00%, 10/15/15	265
165	Newmont Mining Corp.
	5.88%, 04/01/35	162
150	Teck Cominco Ltd. (Canada)
	6.13%, 10/01/35	147
		702
Multi-Utilities — 0.2%
226	American Electric Power Co., Inc.
	6.13%, 05/15/06	228
435	Dominion Resources, Inc.
	Series A, 8.13%, 06/15/10	491
500	Duke Energy Corp.
	6.25%, 01/15/12	532
235	PSEG Power LLC
	7.75%, 04/15/11	263
		1,514
Multiline Retail — 0.2%
1,345	Wal-Mart Stores, Inc.
	5.25%, 09/01/35	1,302
Office Electronics — 0.0% (g)
150	Pitney Bowes, Inc.
	3.88%, 06/15/13	141

Oil, Gas & Consumable Fuels — 0.5%
365	BP Capital Markets plc (United Kingdom)
	2.75%, 12/29/06	357
75	Chesapeake Energy Corp.
	6.50%, 08/15/17 (e)	76
300	Conoco Funding Co. (Canada)
	6.35%, 10/15/11	325
110	Deutsche Bank AG for Gazstream SA (Germany)
	5.63%, 07/22/13 (e)	111
110	Enterprise Products Operating LP
	5.00%, 03/01/15 (e)	104
	Kinder Morgan Energy Partners LP
120	7.30%, 08/15/33	139
200	7.40%, 03/15/31	233
60	7.75%, 03/15/32	73
	Nexen, Inc. (Canada)
325	5.88%, 03/10/35	319
	Occidental Petroleum Corp.
1,250	9.25%, 08/01/19	1,713
	Valero Energy Corp.
70	7.50%, 04/15/32	85
		3,535
Paper & Forest Products — 0.0% (g)
135	Georgia Pacific Corp.
	7.70%, 06/15/15	149
Real Estate — 0.1%
	Istar Financial, Inc.
385	5.15%, 03/01/12	376
210	6.00%, 12/15/10	216
325	Simon Property Group LP
	5.10%, 06/15/15 (e)	318
		910

Road & Rail — 0.3%
200	Burlington Northern Santa Fe Corp.
	6.13%, 03/15/09	209
300	CSX Corp.
	7.45%, 05/01/07	312
350	Norfolk Southern Corp.
	7.05%, 05/01/37	418
1,000	Union Pacific Corp.
	6.65%, 01/15/11	1,078
		2,017
Software — 0.1%
550	Computer Associates International, Inc.
	5.63%, 12/01/14 (e)	546
Thrifts & Mortgage Finance — 0.2%
600	Countrywide Home Loans, Inc.
	Series L, 4.00%, 03/22/11	570
350	Sovereign Bancorp, Inc.
	FRN, 4.15%, 03/01/09 (e)	350
	Washington Mutual, Inc.
100	4.20%, 01/15/10	97
250	4.63%, 04/01/14	239
230	5.25%, 09/15/17	227
		1,483
Wireless Telecommunication Services — 0.1%
220	America Movil S.A. de C.V. (Mexico)
	6.38%, 03/01/35	213
230	Motorola, Inc.
	7.50%, 05/15/25	277
	New Cingular Wireless Services, Inc.
150	7.88%, 03/01/11	171
10	8.13%, 05/01/12	12
45	PanAmSat Corp.
	9.00%, 08/15/14	47
180	Rogers Wireless, Inc. (Canada)
	6.38%, 03/01/14	181
		901
	Total Corporate Bonds (Cost $64,806)	66,264
U.S. Government Agency Mortgages — 7.8%
	Federal Home Loan Mortgage Corp. Gold Pools
674	4.00%, 08/01/18	648
405	4.00%, 05/01/14	393
563	6.00%, 04/01/14 - 02/01/35	576
467	6.50%, 03/01/13 - 02/01/26	483
394	7.00%, 01/01/12 - 02/01/26	413
61	7.50%, 05/01/26 - 08/01/27	66
179	8.00%, 10/01/10 - 05/01/25	188
30	8.50%, 07/01/26	33
7,492	TBA, 5.50%, 10/15/35	7,492
	Federal Home Loan Mortgage Corp. Pool
16	9.00%, 08/01/09	16
	Federal National Mortgage Association Pools
476	5.50%, 12/01/33	476
721	6.00%, 01/01/14 - 08/01/33	736
339	6.50%,05/01/11 - 02/01/26	350
688	6.79%, 11/01/07	704
278	7.00%, 09/01/07 - 05/01/26	291
170	7.50%, 08/01/09 - 11/01/26	180
195	8.00%, 11/01/22 - 06/01/24	209
121	8.50%, 11/01/18	130
56	9.00%, 08/01/24	62
10,181	TBA, 5.00%, 10/25/20 - 11/25/35	10,054
22,388	TBA, 5.50%, 10/25/20 - 12/25/35	22,423

8,475	TBA, 6.00%, 10/25/35	8,615
	Government National Mortgage Association I Pool
1,050	TBA, 5.50%, 10/15/35	1,059
	Government National Mortgage Association Pool
73	5.50%, 04/20/11	75
775	6.50%, 07/15/08 - 03/15/28	807

510	7.00%, 07/15/08 - 05/15/26	531
95	7.50%, 08/15/07 - 05/15/26	100
139	8.00%, 04/15/24 - 07/20/28	149
351	8.50%, 06/15/22 - 01/15/27	385
8	10.00%, 07/15/18	9
7	12.00%, 03/15/14	8
3	13.50%, 05/15/11	3
	Total U.S. Government Agency Mortgages (Cost $57,754)	57,664
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
	Federal Home Loan Mortgage Corp.
250	6.25%, 07/15/32	299
	Federal National Mortgage Association
1,350	5.38%, 11/15/11	1,406
500	7.13%, 01/15/30	650
1,000	7.13%, 06/15/10	1,108
300	7.25%, 01/15/10	331
	Total U.S. Government Agency Securities (Cost $3,700)	3,794
U.S. TREASURY OBLIGATIONS — 5.4%
	U.S. Treasury Bonds
4,000	10.38%, 11/15/12	4,497
	U.S. Treasury Inflation Indexed Bonds
1,430	3.88%, 01/15/09	1,551
	U.S. Treasury Notes
30	1.88%, 11/30/05	30
1,845	1.88%, 12/31/05	1,837
125	2.75%, 07/31/06	124
2,200	3.13%, 01/31/07	2,171
4,000	3.25%, 08/15/08	3,899
1,205	3.88%, 07/31/07	1,199
540	3.88%, 05/15/10	532
395	3.88%, 09/15/10	389
350	4.00%, 08/31/07	349
1,015	4.00%, 03/15/10	1,006
170	4.25%, 11/15/13	169
303	4.25%, 11/15/14	301
2,095	4.25%, 08/15/15	2,082
7,500	5.00%, 08/15/11	7,793
65	5.38%, 02/15/31	73
2,024	5.75%, 08/15/10	2,159
2,000	6.50%, 02/15/10	2,179
	U.S. Treasury Notes Inflation Indexed Bonds
15	1.63%, 01/15/15	15
	U.S. Treasury STRIPS
1,905	PO, 02/15/15	1,259
7,500	PO, 02/15/12	5,738
1,150	PO, 08/15/15	743
	Total U.S. Treasury Obligations (Cost $40,176)	40,095

FOREIGN GOVERNMENT SECURITIES — 1.1%

	Brazilian Government International Bond (Brazil)
260	8.75%, 02/04/25	275
	Hydro Quebec (Canada)
2,500	6.52%, 02/23/06(e)	2,522
	Mexico Government International Bond (Mexico)
200	4.63%, 10/08/08	199
130	6.63%, 03/03/15	141
110	11.50%, 05/15/26	176
90	MTN, 6.38%, 01/16/13	96
	Peru Government International Bond (Peru)
460	7.35%, 07/21/25	488
28	8.38%, 05/03/16	33
380	8.75%, 11/21/33	461
	Russian Federation (Russia)
240	12.75%, 06/24/28	452
	Ukraine Government International Bond (Ukraine)
275	6.88%, 03/04/11	290
515	7.65%, 06/11/13	567
	United Mexican States (Mexico)
350	8.30%, 08/15/31	436
	Venezuela Government International Bond (Venezuela)
1,670	6.75%, 03/31/20	1,683
	Total Foreign Government Securities (Cost $7,515)	7,819

Contracts		Value
Options Purchased — 0.3%
Call Options Purchased — 0.0%

1,250	Call option on interest rate swap, expiring on 3/20/06. If exercised the Fund receives 5.04% and pays 3 month LIBOR expiring 3/22/36, European Style.	41

24,200	Call option on interest rate swap, expiring on 6/23/06. If exercised the Fund receives 4.08% and pays 3 month LIBOR expiring 6/27/07, European Style.	18

1,400	Call option on interest rate swap, expiring on 7/30/07. If exercised the Fund receives 4.83% and pays 3 month LIBOR expiring 8/1/17, European Style.	47

1,600	Call option on interest rate swap, expiring on 7/30/07. If exercised the Fund receives 4.82% and pays 3 month LIBOR expiring 8/1/17, European Style.	53

1,450	Call option on interest rate swap, expiring on 8/01/07. If exercised the Fund receives 4.93% and pays 3 month LIBOR expiring 8/3/17, European Style.	54

1,450	Call option on interest rate swap, expiring on 8/6/07. If exercised the Fund receives 4.92% and pays 3 month LIBOR expiring 8/08/17, European Style.	53

1,650	Call option on interest rate swap, expiring on 8/2/07. If exercised the Fund receives 4.93% and pays 3 month LIBOR expiring 8/06/17, European Style.	61

4,100	Call option on interest rate swap, expiring on 8/3/07. If exercised the Fund receives 4.93% and pays 3 month LIBOR expiring 8/07/17, European Style.	152

7,900	Call option on interest rate swap, expiring on 8/6/07. If exercised the Fund receives 4.99% and pays 3 month LIBOR expiring 8/08/17, European Style.	299

1,075	Call option on interest rate swap, expiring on 7/14/08. If exercised the Fund receives 4.87% and pays 3 month LIBOR expiring 7/16/18, European Style.	43

800	Call option on interest rate swap, expiring on 7/21/08. If exercised the Fund receives 4.91% and pays 3 month LIBOR expiring 7/23/18, European Style.	32

		853
Put Options Purchased — 0.3%

10,500	FNMA 30 Year, 5.50%, 11/07/05 TBA @ 99.75	—	(h)
7,400	FNMA 30 Year, 5.00%, 11/07/05 TBA @ 98.375	65
7,400	FNMA 30 Year, 5.00%, 11/07/05 TBA @ 98.45	61

2,305	Put option on interest rate swap, expiring on 11/7/05. If exercised the Fund pays 4.47% and receives 3 month LIBOR expiring 11/9/2012, European Style.	38

4,610	Put option on interest rate swap, expiring on 11/7/05. If exercised the Fund pays 4.47% and receives 3 month LIBOR expiring 11/19/2012, European Style.	75

1,400	Put option on interest rate swap, expiring on 7/30/07. If exercised the Fund pays 4.83% and receives 3 month LIBOR expiring 8/1/2017, European Style.	55

1,600	Put option on interest rate swap, expiring on 7/30/07. If exercised the Fund pays 4.82% and receives 3 month LIBOR expiring 8/1/2017, European Style.	63

1,450	Put option on interest rate swap, expiring on 8/1/07. If exercised the Fund pays 4.93% and receives 3 month LIBOR expiring 8/3/2017, European Style.	52

1,650	Put option on interest rate swap, expiring on 8/2/07. If exercised the Fund pays 4.93% and receives 3 month LIBOR expiring 8/6/2017, European Style.	58

4,100	Put option on interest rate swap, expiring on 8/3/07. If exercised the Fund pays 4.93% and receives 3 month LIBOR expiring 8/7/2017, European Style.	146

1,450	Put option on interest rate swap, expiring on 8/6/07. If exercised the Fund pays 4.92% and receives 3 month LIBOR expiring 8/8/2017, European Style.	53

7,900	Put option on interest rate swap, expiring on 8/6/07. If exercised the Fund pays 4.99% and receives 3 month LIBOR expiring 8/8/2017, European Style.	253

1,075	Put option on interest rate swap, expiring on 7/14/08. If exercised the Fund pays 4.87% and receives 3 month LIBOR expiring 7/16/2018, European Style.	49

800	Put option on interest rate swap, expiring on 7/21/08. If exercised the Fund pays 4.91% and receives 3 month LIBOR expiring 7/23/2018, European Style.	35

1,250	Put option on interest rate swap, expiring on 3/20/06. If exercised the Fund pays 5.04% and receives 3 month LIBOR expiring 3/22/2036, European Style.	43

		1,046
	Total Options Purchased (Cost $1,964)	1,899

Short-Term Investments — 4.2%
Commercial Paper — 2.0%

2,000	ABN AMRO
	3.75%, 10/26/05	1,995

2,250	ANZ (Delaware)
	3.88%, 12/01/05	2,236

2,000	Dexia Delaware
	3.76%, 10/24/05	1,995

1,750	Eureka Securities
	3.75%, 11/03/05	1,744

1,250	Gemini Securities Corp.
	3.75%, 11/14/05	1,244

2,000	Intesa Funding
	0.00%, 10/31/05	1,995

1,750	KFW International
	3.74%, 11/18/05	1,741

1,750	Ranger Funding Co., LLC
	3.76%, 10/25/05	1,746
		14,696

Shares
Investment Companies — 2.2%
1,295	JPMorgan Liquid Assets Money Market Fund (b)	1,295
14,981	JPMorgan Prime Money Market Fund (b)	14,981
		16,276
	Total Short-Term Debt Securities (Cost $30,972)	30,972

Principal Amount
Investments of Cash Collateral for Securities Loaned — 2.8%
Certificate of Deposit — 0.2%
$1,000	Manufacturers and Traders
	3.81%, 10/26/05	1,000

Repurchase Agreements — 2.6%
3,000	Banc of America Securities LLC, 3.95% dated of 9/30/05 due on 10/03/05 repurchase price $3,001, collateralized by U.S. Government Agency Mortgages
3,000

600	Banc of America Securities LLC, 3.77% dated of 9/30/05 due on 11/01/05 repurchase price $602, collateralized by U.S. Government Agency Mortgages
600

600	Barclays Capital, 3.87% dated of 9/30/05 due on 10/03/05 repurchase price $600, collateralized by U.S. Government Agency Mortgages
600

3,000	Barclays Capital, 3.87% dated of 9/30/05 due on 10/03/05 repurchase price $3,001, collateralized by U.S. Government Agency Mortgages
3,000

600	Lehman Brothers, 3.88% dated of 9/30/05 due on 10/03/05 repurchase price $600, collateralized by U.S. Government Agency Mortgages
600

3,000	Lehman Brothers, 3.88% dated of 9/30/05 due on 10/03/05 repurchase price $3,001, collateralized by U.S. Government Agency Mortgages
3,000

3,000	Merrill Lynch Securities, 3.88% dated of 9/30/05 due on 10/03/05 repurchase price $3,001, collateralized by U.S. Government Agency Mortgages
3,000

600	Merrill Lynch Securities, 3.88% dated of 9/30/05 due on 10/03/05 repurchase price $600, collateralized by U.S. Government Agency Mortgages
600

600	Morgan Stanley, 3.95% dated of 9/30/05 due on 10/03/05 repurchase price $600, collateralized by U.S. Government Agency Mortgages

600

3,400	Morgan Stanley, 3.96% dated of 9/30/05 due on 10/03/05 repurchase price $3,401, collateralized by U.S. Government Agency Mortgages
3,400

641	UBS Securities LLC, 3.90% dated of 9/30/05 due on 10/03/05 repurchase price $641, collateralized by U.S. Government Agency Mortgages

641

352	UBS Securities LLC, 3.90% dated of 9/30/05 due on 10/03/05 repurchase price $352, collateralized by U.S. Government Agency Mortgages

352

19,393
	Total Investments of Cash Collateral for Securities Loaned (Cost $20,393)	20,393

Total Investments — 109.8% (Cost $700,391)		$809,274
Other Liabilities in Excess of Assets — (9.8)%		(72,299)
Net Assets — 100.0%		$736,975

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of
1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
AUD	Australian Dollar
CDI	Certificate of Interbank Deposits
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certification
EUR	Eurodollar
FHLMC	Freddie Mac
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
GBP	Great British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.  The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese yen
NOK	Norwegian Krone
PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans.  The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
TBA	To be announced.
VAR	Variable. The interest rate shown is the rate in effect at Septeber 30, 2005.

Summary of Investments by Country September 30, 2005

Country
United States	83.7%
United Kingdom	3.8
Japan	2.7
France	1.3
Netherlands	1.1
Switzerland	1.2
Germany	0.8
Bermuda	1.3
Canada	0.5
Other (below 0.5%)	3.6

Short Positions

Principal Amount	Security Description	Value
$1,000	FNMA, 5.00%, 10/25/34 TBA	$979
1,081	FNMA, 5.00%, 11/25/35 TBA	1,057
2,396	FNMA, 5.50%, 10/25/35 TBA	2,394

Total Short Positions (Premiums Received $4,454)		$4,430

Futures Contracts

(Amounts in thousands except for number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
19	30 Day Federal Fund	November, 2005	$7,601	$(4)
71	Dow Jones Euro Stock Index	December, 2005	2,932	(2)
2	Russell 2000 Index	December, 2005	672	(8)
58	S&P Canada 60	December, 2005	6,204	129
47	U.S. Treasury Long Bond	December, 2005	5,377	(60)
73	U.S. 2 Year Treasury Note	December, 2005	15,030	(77)
23	U.S. 5 Year Treasury Note	December, 2005	2,458	(13)
85	U.S. 10 Year Treasury Note	December, 2005	9,343	(57)
	Short Futures Outstanding
(34)	Russell 2000 Index	December, 2005	(11,426)	130
(49)	S&P 500	December, 2005	(15,120)	46
(11)	U.S. Treasury Long Bond	December, 2005	(1,258)	4
0	U.S. 2 Year Treasury Note	December, 2006	—	—
(144)	U.S. 5 Year Treasury Note	December, 2005	(15,388)	128
0	U.S. 10 Year Treasury Note	September, 2005	—	—
(16)	Eurodollar	December, 2006	(3,816)	32
				$248

Forward Foreign Currency Exchange Contracts

							Net Unrealized
							Appreciation
		Settlement	Settlement		Value At		(Depreciation)
Contracts To Buy		Date	Value (USD)		9/30/05 (USD)		(USD)
6,181	AUD	11/25/2005	$5,376		$5,378		$2

617	AUD for
259	GBP	11/25/2005	455	(a)	470	(a)	15

314	AUD for
404	SGD	11/25/2005	120	(a)	119	(a)	(1)

731	AUD for
61,990	JPY	11/25/2005	549	(a)	556	(a)	7

194	CHF	11/25/2005	151		150		(1)

2,879	EUR	11/25/2005	3,595		3,544		(51)

396	EUR for
52,940	JPY	11/25/2005	469	(a)	478	(a)	9

381	EUR for
260	GBP	11/25/2005	459	(a)	459	(a)	—

669	EUR for
1,034	CHF	11/25/2005	802	(a)	807	(a)	5

451	EUR for
60,948	JPY	11/25/2005	540	(a)	544	(a)	4

2,930	GBP	11/25/2005	5,265		5,161		(121)

434	GBP for
632	EUR	11/25/2005	762	(a)	767	(a)	5

260	GBP for
605	AUD	11/25/2005	460	(a)	458	(a)	(2)

410,556	JPY	11/25/2005	3,748		3,638		(110)

4,534	NOK	11/25/2005	715		694		(21)

19,911	SEK	11/25/2005	2,630		2,576		(54)

4,380	SEK for
470	EUR	11/25/2005	566	(a)	567	(a)	1

2,124	SEK for
1,782	NOK	11/25/2005	273	(a)	275	(a)	2

718	SEK for
52	GBP	11/25/2005	93	(a)	93	(a)	—

660	SGD for
317	EUR	11/25/2005	382	(a)	391	(a)	9

512	SGD for
399	AUD	11/25/2005	304	(a)	303	(a)	(1)

1,485	SGD	11/25/2005	904		879		(25)
			$22,384		$22,020		$(328)

					Net Unrealized
					Appreciation
		Settlement	Settlement	Value At	(Depreciation)
Contracts To Sell		Date	Value (USD)	9/30/05 (USD)	(USD)
(7,429)	CHF	11/25/2005	$(5,950)	$(5,767)	$183
(3,947)	EUR	11/25/2005	(4,854)	(4,756)	98
(1,486)	GBP	11/25/2005	(2,662)	(2,615)	47
(3,129)	HKD	11/25/2005	(403)	(403)	—
(458,440)	JPY	11/25/2005	(4,154)	(4,062)	92
(9,411)	NOK	11/25/2005	(1,466)	(1,439)	27
(2,121)	SEK	11/25/2005	(277)	(274)	3
(886)	SGD	11/25/2005	(653)	(644)	9
			$(20,419)	$(19,960)	$459

(a) For cross-currency exchange contracts, the settlement value is the market value of the currency being sold and the value is the market value of the currency being bought.

Options Written

Units	Call Options Written	Value

5,450	Call option on interest rate swap, expiring 01/31/06. If exercised the Fund receives 4.80% and pays floating 3 month LIBOR expiring 02/02/16, European Style.	(80)

2,500	Call option on interest rate swap, expiring 03/20/06. If exercised the Fund receives 4.78% and pays floating 3 month LIBOR expiring 03/22/16, European Style.	(42)

2,050	Call option on interest rate swap, expiring 03/20/06. If exercised the Fund receives 4.90% and pays floating 3 month LIBOR expiring 03/22/16, European Style.	(45)

1,550	Call option on interest rate swap, expiring 03/28/06. If exercised the Fund receives 4.61% and pays floating 3 month LIBOR expiring 03/30/11, European Style.	(15)

2,200	Call option on interest rate swap, expiring 03/28/06. If exercised the Fund receives 4.75% and pays floating 3 month LIBOR expiring 03/30/16, European Style.	(36)

4,800	Call option on interest rate swap, expiring 06/23/06. If exercised the Fund receives 4.25% and pays floating 3 month LIBOR expiring 06/27/11, European Style.	(29)

6,200	Call option on interest rate swap, expiring 08/05/15. If exercised the Fund receives 5.33% and pays floating 3 month LIBOR expiring 08/07/25, European Style.	(280)

1,700	Call option on interest rate swap, expiring 08/11/15. If exercised the Fund receives 5.29% and pays floating 3 month LIBOR expiring 08/13/25, European Style.	(81)

1,650	Call option on interest rate swap, expiring 08/17/15. If exercised the Fund receives 5.12% and pays floating 3 month LIBOR expiring 08/19/25, European Style.	(67)
		(675)

Units	Put Options Written	Value

6,810	FNMA, 30 Year, 5.00% TBA, 10/06/05 @ 96.83, European Style	(1)

6,810	FNMA, 30 Year, 5.00% TBA, 10/06/05 @ 96.56, European Style	— (h)

14,800	FNMA, 30 Year, 5.00% TBA, 11/07/05 @ 97.50, European Style	(53)

9,220	FNMA, 30 Year, 5.00% TBA, 11/07/05 @ 100.56, European Style	(75)

4,610	FNMA, 30 Year, 5.50% TBA, 11/07/05 @ 100.56, European Style	(37)

14,800	FNMA, 30 Year, 5.00% TBA, 11/07/05 @ 97.56, European Style	(57)

5,450	Put option on interest rate swap, expiring 01/31/06. If exercised the fund pays 4.80% and receives floating 3 month LIBOR expiring 02/02/16, European Style.	(92)

2,500	Put option on interest rate swap, expiring 03/20/06. If exercised the fund pays 4.78% and receives floating 3 month LIBOR expiring 03/22/16, European Style.	(53)

2,050	Put option on interest rate swap, expiring 03/20/06. If exercised the fund pays 4.90% and receives floating 3 month LIBOR expiring 03/22/16, European Style.	(33)

1,550	Put option on interest rate swap, expiring 03/28/06. If exercised the fund pays 4.61% and receives floating 3 month LIBOR expiring 03/30/11, European Style.	(21)

2,200	Put option on interest rate swap, expiring 03/28/06. If exercised the fund pays 4.75% and receives floating 3 month LIBOR expiring 03/30/16, European Style.	(50)

6,200	Put option on interest rate swap, expiring 08/05/15. If exercised the fund pays 5.33% and receives floating 3 month LIBOR expiring 08/07/25, European Style.	(273)

1,700	Put option on interest rate swap, expiring 08/11/15. If exercised the fund pays 5.29% and receives floating 3 month LIBOR expiring 08/13/25, European Style.	(77)

1,650	Put option on interest rate swap, expiring 08/17/15. If exercised the fund pays 5.12% and receives floating 3 month LIBOR expiring 08/19/25, European Style.	(82)

		(904)

	Total Options Written
	(Total Premiums Received $1,604)	(1,579)

Swaps Contracts

	Expiration	Underlying	Unrealized
Description	Date	Notional Value	Appreciation/(Depreciation)

Swap - price lock with Lehman Brothers Special Financing on FHLMC 4.125% 7/12/10, price less 99.52, the Fund receives positive, pays negative.	10/19/05	$1,600	$(20)

Credit default contract with Lehman Brothers Special Financing, the Fund receives semi-annual payment of 30.5 (61 per annum) BPS times notional amount of GAZPRU 9.625%, 3/1/13. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	10/20/2005	1,200	— (h)

Swap - price lock with Citibank, N.A. on T-Note 4.125% 8/15/10, price less 100.24, the Fund receives positive, pays negative.	11/3/2005	2,760	(20)

Swap - price lock with Deutsche Bank AG, New York on FHLMC 4.50% 1/15/14, price less 100.76, the Fund receives positive, pays negative.	11/9/2005	2,735	(40)

Swap - price lock with Lehman Brothers Special Financing on FHLMC 6.25% 7/15/32, price less 122.03, the Fund receives positive, pays negative.	11/9/2005	1,065	(25)

Swap - price lock with Deutsche Bank AG, New York on FNMA 6.625% 11/15/10, price less 110.48, the Fund receives positive, pays negative.	11/14/2005	1,400	(18)

Swap - price lock with Union Bank OF Switzerland AG, London on 30 YR FNMA 5.50% TBA 12/05, price less 99.72, the Fund receives positive, pays negative.	12/6/2005	5,500	— (h)

Total return/spread swap with Citibank, N.A. on LEHMAN ‘AAA 8.5+ CMBS’ INDEX The Fund receives positive when spread tightens, pays negative when spread widens.	1/1/2006	3,750	(3)

Swap - forward rate agreement with Merrill Lynch Capital Services, the Portfolio receives 4.04% Pay 3-Month Libor and pays 3 month LIBOR.	3/13/2006	66,000	(88)

Credit default contract with Deutsche Bank AG, New York, the Fund pays semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	4/20/2006	1,400	(13)

Credit default contract with Deutsche Bank AG, New York, the Fund receives semi-annual payment of 26 (52 per annum) BPS times notional amount of Republic of Venezuela 9.25% 9/15/27. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	4/20/2006	1,400	— (h)

Credit default contract with Deutsche Bank AG, New York, the Fund receives semi-annual payment of 117.5 (235 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	4/20/2007	1,400	48

Swap - interest rate with Citibank, N.A., the Fund receives 4.49% Semi and pays 3 month LIBOR.	8/12/2007	5,185	(1)

Swap - interest rate with Citibank, N.A., the Fund receives 4.45% Semi and pays 3 month LIBOR.	8/15/2007	5,145	(7)

Swap - interest rate with Lehman Brothers Special Financing, the Fund receives 4.21% Semi and pays 3 month LIBOR.	9/9/2007	9,820	(60)

Swap - interest rate with Deutsche Bank AG, New York, the Fund pays 4.23% Semi and receives 3 month LIBOR.	912//2007	4,470	(26)

Swap - interest rate with Goldman Sachs Capital Management, the Fund receives 4.22% Semi and pays 3 month LIBOR.	9/16/2007	9,850	(62)

Swap - interest rate with Credit Suisse First Boston, the Fund receives 4.55% Semi and pays 3 month LIBOR.	10/4/2007	4,795	— (h)

Credit default contract with Morgan Stanley Capital Services, the Fund receives semi-annual payment of 50 (100 per annum) BPS times notional amount of Republic of Venezuela 9.38% 1/13/34. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	10/20/2007	3,300	4

Credit default contract with Morgan Stanley Capital Services, the Fund pays semi-annual payment of 35 (70 per annum) BPS times notional amount of Republic of Columbia 10.375% 1/28/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	10/20/2007	3,300	(4)

Credit default contract with Citibank, N.A., the Fund pays semi-annual payment of 57 (114 per annum) BPS times notional amount of Argentina Government International Bond 8.28% 12/31/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	10/20/2007	500	— (h)

Credit default contract with Deutsche Bank AG, New York, the Fund pays semi-annual payment of 61.5 (123 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	2/20/2010	5,000	(145)

Credit default contract with Deutsche Bank AG, New York, the Fund receives semi-annual payment of 63 (126 per annum) BPS times notional amount of Aries Vermoegensverwaltungs 9.6% 10/25/14. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	2/20/2010	5,000	183

Credit default contract with Morgan Stanley Capital Services, the Fund pays semi-annual payment of 57.5 (115 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	3/20/2010	5,000	(127)

Credit default contract with Morgan Stanley Capital Services, the Fund receives semi-annual payment of 95 (190 per annum) BPS times notional amount of GAZPRU 8.625%, 4/28/34. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	3/20/2010	5,000	162

Credit default contract with Morgan Stanley Capital Services, the Fund receives semi-annual payment of 70 (140 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	4/20/2010	1,000	42

Credit default contract with Morgan Stanley Capital Services, the Fund pays semi-annual payment of 56 (112 per annum) BPS times notional amount of Mexico Goverment International Bond 7.50% 4/8/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	4/20/2010	1,000	(26)

Credit default contract with Citibank, N.A., the Fund receives semi-annual payment of 50 (100 per annum) BPS times notional amount of Mexico Goverment International Bond 8.30% 8/15/31. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	5/20/2010	2,000	41

Credit default contract with Citibank, N.A., the Fund pays semi-annual payment of 58.25 (116.5 per annum) BPS times notional amount of Pemex 9.50% 9/15/27. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	5/20/2010	2,000	(40)

Credit default contract with Citibank, N.A., the Fund receives semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Mexico Goverment International Bond 8.30% 8/15/31. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/2010	2,000	44

Credit default contract with Citibank, N.A., the Fund pays semi-annual payment of 62.5 (125 per annum) BPS times notional amount of Pemex 9.50% 9/15/27. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	6/20/2010	2,000	(46)

Credit default contract with Deutsche Bank AG, New York, the Fund receives semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/2010	2,500	61

Credit default contract with Deutsche Bank AG, New York, the Fund pays semi-annual payment of 53 (106 per annum) BPS times notional amount of Mexico Goverment International Bond 7.50% 4/8/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	6/20/2010	2,500	(49)

Credit default contract with Deutsche Bank AG, New York, the Fund receives semi-annual payment of 52 (104 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/2010	2,000	48

Credit default contract with Deutsche Bank AG, New York, the Fund pays semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Mexico Goverment International Bond 7.50% 4/8/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	6/20/2010	2,000	(41)

Swap - interest rate with Deutsche Bank AG, New York, the Fund pays 4.47% semi-annually and receives 3 month LIBOR.	7/12/2010	1,600	10

Credit default contract with Deutsche Bank AG, New York, the Fund pays semi-annual payment of 48 (96 per annum) BPS times notional amount of Mexico Goverment International Bond 7.50% 4/8/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	7/20/2010	2,000	(29)

Credit default contract with Deutsche Bank AG, New York, the Fund receives semi-annual payment of 50.5 (101 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	7/20/2010	2,000	44

Credit default contract with Morgan Stanley Capital Services, the Fund receives semi-annual payment of 95 (190 per annum) BPS times notional amount of Ukraine 7.65% 6/11/13. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	7/20/2010	2,000	35

Credit default contract with Morgan Stanley Capital Services, the Fund pays semi-annual payment of 45 (90 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	7/20/2010	2,000	(34)

Swap - interest rate with Citibank, N.A., the Fund pays 4.19% semi-annually and receives 3 month LIBOR.	8/8/2010	3,660	70

Swap - interest rate with Citibank, N.A., the Fund pays 4.67% semi-annually and receives 3 month LIBOR.	8/12/2010	2,220	(2)

Swap - interest rate with Citibank, N.A., the Fund pays 4.61% semi-annually and receives 3 month LIBOR.	8/15/2010	2,220	1

Swap - interest rate with Lehman Brothers Special Financing, the Fund pays 4.54% semi-annually and receives 3 month LIBOR.	8/16/2010	2,220	8

Credit default contract with Union Bank OF Switzerland AG, London, the Fund pays semi-annual payment of 45 (90 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	8/20/2010	1,250	(20)

Credit default contract with Union Bank OF Switzerland AG, London, the Fund receives semi-annual payment of 92 (184 per annum) BPS times notional amount of Ukraine 7.65% 6/11/13. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	8/20/2010	1,250	15

Credit default contract with Morgan Stanley Capital Services, the Fund receives semi-annual payment of 85 (170 per annum) BPS times notional amount of Ukraine 7.65% 6/11/13. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	8/20/2010	2,000	14

Credit default contract with Morgan Stanley Capital Services, the Fund pays semi-annual payment of 37.5 (75 per annum) BPS times notional amount of Russia 5.00% 3/31/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	8/20/2010	2,000	(20)

Swap - interest rate with Lehman Brothers Special Financing, the Fund pays 4.37% semi-annually and receives 3 month LIBOR.	9/8/2010	480	6

Swap - interest rate with Lehman Brothers Special Financing, the Fund receives 4.50% semi-annually and pays 3 month LIBOR.	9/9/2010	2,300	(14)

Swap - interest rate with Lehman Brothers Special Financing, the Fund receives 4.50% semi-annually and pays 3 month LIBOR.	9/9/2010	2,300	(14)

Swap - interest rate with Lehman Brothers Special Financing, the Fund pays 4.28% semi-annually and receives 3 month LIBOR.	9/9/2010	1,820	29

Swap - interest rate with Lehman Brothers Special Financing, the Fund pays 4.36% semi-annually and receives 3 month LIBOR.	9/9/2010	8,410	102

Swap - interest rate with Lehman Brothers Special Financing, the Fund pays 4.21% semi-annually and receives 3 month LIBOR.	9/9/2010	2,300	43

Swap - interest rate with Deutsche Bank AG, New York, the Fund pays 4.36% semi-annually and receives 3 month LIBOR.	9/12/2010	1,910	23

Swap - interest rate with Goldman Sachs Capital Management, the Fund pays 4.33% semi-annually and receives 3 month LIBOR.	9/16/2010	8,410	115

Credit default contract with Lehman Brothers Special Financing, the Fund pays Quaterly of 11.75 (47 per annum) BPS times notional amount of Gannett Co. 6.375% 4/1/12. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	1,300	(6)

Credit default contract with Bank of America, the Fund pays Quaterly of 8 (32 per annum) BPS times notional amount of Campbell Soup CO. 4.875% 10/1/13. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	800	(2)

Credit default contract with Bank of America, the Fund pays Quaterly of 8 (32 per annum) BPS times notional amount of Walt Disney Co. 6.375% 3/1/12. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	650	1

Credit default contract with Merrill Lynch Capital Services, the Fund pays Quaterly of 9.75 (39 per annum) BPS times notional amount of Anadarko Petroleum 6.125% 3/15/12. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	650	(2)

Credit default contract with Merrill Lynch Capital Services, the Fund receives Quaterly of 15.75 (63 per annum) BPS times notional amount of Enterprise Products 6.375% 2/1/13. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	9/20/2010	650	(1)

Credit default contract with Bank of America, the Fund pays Quaterly of 3.75 (15 per annum) BPS times notional amount of Wal-Mart Stores 6.875% 8/10/09. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	1,900	(1)

Credit default contract with Citibank, N.A., the Fund receives semi-annual payment of 129 (258 per annum) BPS times notional amount of Republic of Venezuela 9.25% 9/15/27. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	9/20/2010	1,700	44

Credit default contract with Citibank, N.A., the Fund pays semi-annual payment of 118 (236 per annum) BPS times notional amount of Republic of Columbia 10.375% 1/28/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	1,700	(33)

Credit default contract with Morgan Stanley Capital Services, the Fund pays semi-annual payment of 32 (64 per annum) BPS times notional amount of Russia 12.75% 6/24/28. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	700	(3)

Credit default contract with Morgan Stanley Capital Services, the Fund receives semi-annual payment of 88 (176 per annum) BPS times notional amount of Ukraine 7.65% 6/11/13 Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	9/20/2010	700	5

Credit default contract with Lehman Brothers Special Financing, the Fund receives semi-annual payment of 171.5 (343 per annum) BPS times notional amount of Argentina Government International Bond 8.28% 12/31/33. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	9/20/2010	1,100	30

Credit default contract with Lehman Brothers Special Financing, the Fund pays semi-annual payment of 150 (300 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	1,100	(29)

Credit default contract with Citibank, N.A., the Fund receives semi-annual payment of 171.5 (232 per annum) BPS times notional amount of Republic of Venezuela 9.25% 9/15/27. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	9/20/2010	850	12

Credit default contract with Citibank, N.A., the Fund pays semi-annual payment of 103.5 (207 per annum) BPS times notional amount of Republic of Columbia 10.375% 1/28/33. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	9/20/2010	850	(6)

Swap - interest rate with Credit Suisse First Boston, the Fund pays 4.62% semi-annually and receives 3 month LIBOR.	10/4/2010	2,050	— (h)

Credit default contract with Lehman Brothers Special Financing, the Fund pays semi-annual payment of 130.75 (261.5 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	10/20/2010	2,200	(15)

Credit default contract with Lehman Brothers Special Financing, the Fund receives semi-annual payment of 151.75 (303.5 per annum) BPS times notional amount of Argentina Government International Bond 8.28% 12/31/33. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	10/20/2010	2,200	15

Credit default contract with Citibank, N.A., the Fund receives semi-annual payment of 148.25 (296.5 per annum) BPS times notional amount of Argentina Government International Bond 8.28% 12/31/33. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined A deliverable obligation.	10/20/2010	500	2

Swap - interest rate with Deutsche Bank AG, New York, the Fund pays 4.37% semi-annually and receives 3 month LIBOR.	11/15/2010	1,490	19

Credit default contract with Credit Suisse First Boston, the Fund pays Quaterly payment of 12.5 (50per annum) BPS times notional amount of Ace Ltd. 8.875% 8/15/29. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	12/20/2010	350	(1)

Credit default contract with Credit Suisse First Boston, the Fund pays Quaterly payment of 8.38 (33.5 per annum) BPS times notional amount of Allstate Corp. 7.2% 12/1/09. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	12/20/2010	350	(1)

Credit default contract with Credit Suisse First Boston, the Fund pays Quaterly payment of 17 (68 per annum) BPS times notional amount of XL Capital 5.25% 9/15/14. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	12/20/2010	350	(2)

Credit default contract with Lehman Brothers Special Financing, the Fund pays Quaterly payment of 11.75 (47 per annum) BPS times notional amount of St. Paul Travelers Co. 5.75% 3/15/07. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	12/20/2010	350	(2)

Credit default contract with Merrill Lynch Capital Services, the Fund pays Quaterly payment of 15.75 (63 per annum) BPS times notional amount of Liberty Mutual 7.875% 10/15/26. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	12/20/2010	350	(1)

Credit default contract with Merrill Lynch Capital Services, the Fund pays Quaterly payment of 17 (68 per annum) BPS times notional amount of Cendant Corp. 7.375% 1/15/13. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	12/20/2010	600	1

Credit default contract with Lehman Brothers Special Financing, the Fund receives Quaterly payment of 11.25 (45 per annum) BPS times notional amount of Dow Jones Cdx.NA.IG 5. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/20/2010	1,750	2

Credit default contract with Deutsche Bank AG, New York, the Fund receives Quaterly payment of 11.25 (45 per annum) BPS times notional amount of Dow Jones Cdx.NA.IG 5. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/20/2010	600	1

Credit default contract with Merrill Lynch Capital Services, the Fund receives Quaterly payment of 11.25 (45 per annum) BPS times notional amount of Dow Jones Cdx.NA.IG 5. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/20/2010	600	1

Credit default contract with Merrill Lynch Capital Services, the Fund pays Quaterly payment of 9.25 (37 per annum) BPS times notional amount of Alltel Corp. 7.00% 7/1/12. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	12/20/2010	600	— (h)

Swap - interest rate with Lehman Brothers Special Financing, the Fund receives 4.57% semi-annually and pays 3 month LIBOR.	9/9/2015	2,340	(38)

Swap - interest rate with Goldman Sachs Capital Management, the Fund receives 4.53% semi-annually and pays 3 month LIBOR.	9/16/2015	2,340	(46)

Swap - interest rate with Credit Suisse First Boston, the Fund pays 4.93% semi-annually and receives 3 month LIBOR.	8/3/2017	109	— (h)

Swap - interest rate with Goldman Sachs Capital Management, the Fund pays 4.93% semi-annually and receives 3 month LIBOR.	8/7/2017	410	(1)

Swap - interest rate with Goldman Sachs Capital Management, the Fund pays 4.99% semi-annually and receives 3 month LIBOR.	8/7/2017	450	(3)

Swap - interest rate with Goldman Sachs Capital Management, the Fund receives 5.33% semi-annually and pays 3 month LIBOR.	8/8/2025	1,364	2

Swap - interest rate with Citibank, N.A., the Fund receives 5.29% semi-annually and pays 3 month LIBOR.	8/13/2025	400	— (h)

Swap - interest rate with Lehman Brothers Special Financing, the Fund receives 5.12% semi-annually and pays 3 month LIBOR.	8/19/2025	350	(3)

Swap - interest rate with Lehman Brothers Special Financing, the Fund pays 5.14% semi-annually and receives 3 month LIBOR.	7/15/2032	1,151	(24)

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 99.3%
Common Stocks — 99.3%
Aerospace & Defense — 0.5%
	21	Engineered Support Systems, Inc.	$877
Airlines — 1.6%
	106	Skywest, Inc.	2,838
Biotechnology — 3.5%
	37	Alexion Pharmaceuticals, Inc. (a)	1,020
	45	Idenix Pharmaceuticals, Inc. (a)	1,122
	45	Myriad Genetics, Inc. (a)	985
	78	Nabi Biopharmaceuticals (a)	1,017
	48	Rigel Pharmaceuticals, Inc. (a)	1,137
	15	United Therapeutics Corp. (a)	1,029
			6,310
Building Products — 1.0%
	45	Simpson Manufacturing Co., Inc.	1,765
Capital Markets — 3.2%
	50	Affiliated Managers Group, Inc. (a)	3,650
	52	Greenhill & Co., Inc.	2,176
			5,826
Commercial Banks — 2.8%
	106	Columbia Banking System, Inc.	2,778
	28	EuroBancshares, Inc. (a)	410
	73	West Coast Bancorp	1,833
			5,021
Commercial Services & Supplies — 1.5%
	121	LECG Corp. (a)	2,782
Communications Equipment — 2.0%
	115	Avocent Corp. (a)	3,631
Construction Materials — 1.8%
	26	Eagle Materials, Inc.	3,168
Diversified Financial Services — 2.5%
	196	Marlin Business Services, Inc. (a)	4,504
Electrical Equipment — 2.5%
	266	General Cable Corp. (a)	4,469
Energy Equipment & Services — 4.6%
	50	Hornbeck Offshore Services, Inc. (a)	1,835
	129	Pioneer Drilling Co. (a)	2,522
	172	Superior Energy Services, Inc. (a)	3,962
			8,319
Food & Staples Retailing — 0.6%
	44	Casey’s General Stores, Inc.	1,025
Health Care Equipment & Supplies — 7.6%
	104	Arthrocare Corp. (a)	4,181
	91	Chemed Corp.	3,922
	105	DJ Orthopedics, Inc. (a)	3,039
	59	Kyphon, Inc. (a)	2,586
			13,728
Health Care Providers & Services — 7.6%
	79	Amedisys, Inc. (a)	3,093
	59	Covance, Inc. (a)	2,851
	41	Psychiatric Solutions, Inc. (a)	2,226
	103	Symbion, Inc. (a)	2,670
	75	United Surgical Partners International, Inc. (a)	2,920
			13,760
Hotels, Restaurants & Leisure — 4.0%
	88	California Pizza Kitchen, Inc. (a)	2,585
	104	Orient-Express Hotels Ltd. (Bermuda)	2,948
	62	WMS Industries, Inc. (a)	1,737
			7,270
Household Durables — 2.5%
	305	Champion Enterprises, Inc. (a)	4,513
Insurance — 2.5%
	66	American Physicians Capital, Inc. (a)	3,238
	69	James River Group, Inc. (a)	1,212
			4,450
Internet Software & Services — 2.8%
	259	Digitas, Inc. (a)	2,940
	84	WebEx Communications, Inc. (a)	2,060
			5,000
Leisure Equipment & Products — 0.7%
	105	K2, Inc. (a)	1,196

1

Machinery — 2.5%
	105	Oshkosh Truck Corp.	4,519
Media — 1.6%
	294	Lions Gate Entertainment Corp. (Canada) (a)	2,800
Metals & Mining — 3.5%
	108	Allegheny Technologies, Inc.	3,355
	135	Century Aluminum Co. (a)	3,041
			6,396
Multi-Utilities — 2.5%
	119	Foundation Co. al Holdings, Inc.	4,579
Oil, Gas & Consumable Fuels — 3.5%
	59	Newfield Exploration Co. (a)	2,916
	80	Remington Oil & Gas Corp. (a)	3,314
			6,230
Pharmaceuticals — 2.5%
	107	Adolor Corp. (a)	1,144
	308	AVANIR Pharmaceuticals, Class A (a)	953
	79	Cypress Bioscience, Inc. (a)	429
	73	Nastech Pharmaceutical Co., Inc. (a)	1,028
	49	Theravance, Inc. (a)	1,033
			4,587
Semiconductors — 0.5%
	81	Advanced Analogic Technologies, Inc. (a)	906
Semiconductors & Semiconductor Equipment — 5.7%
	56	ATMI, Inc. (a)	1,727
	49	Diodes, Inc. (a)	1,780
	114	Microsemi Corp. (a)	2,904
	48	Sirf Technology Holdings, Inc. (a)	1,454
	55	Varian Semiconductor Equipment Associates, Inc. (a)	2,343
			10,208
Software — 8.7%
	279	Epicor Software Corp. (a)	3,628
	81	Hyperion Solutions Corp. (a)	3,929
	79	Progress Software Corp. (a)	2,510
	136	Serena Software, Inc. (a)	2,713
	39	Talx Corp.	1,280
	86	VeriFone Holdings, Inc. (a)	1,725
			15,785
Specialty Retail — 7.1%
	237	Charming Shoppes, Inc. (a)	2,527
	57	Children’s Place, Inc. (a)	2,028
	101	GameStop Corp. (a)	3,191
	43	Guitar Center, Inc. (a)	2,349
	100	Too, Inc. (a)	2,751
			12,846
Textiles, Apparel & Luxury Goods — 5.4%
	63	Phillips-Van Heusen	1,945
	91	Portalplayer, Inc. (a)	2,485
	141	Skechers U.S.A., Inc., Class A (a)	2,303
	139	Warnaco Group, Inc. (The) (a)	3,051
			9,784

		Total Long-Term Investments (Cost $160,427)	179,092
Short-Term Investments — 1.6%
Investments Company —1.6%
	2,945	JPMorgan Prime Money Market Fund (b) (m) (Cost $2,945)	2,945

	Principal Amount
Investments of Cash Collateral for Securities on Loan— 24.2%
Certificate of Deposit — 1.1%
	$2,000	Manufacturers and Traders, 3.81%, 10/26/05	2,000
Repurchase Agreements — 23.1%
	7,000	Banc of America securities LLC., 3.77%, dated 09/30/05, due 11/01/05 repurchase price $7,023,458, collateralized by U.S. Government Agency Mortgages	7,000

	8,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05, repurchase price $8,002,580, collateralized by U.S. Government Agency Securities	8,000

2

	8,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $8,002,587, collateralized by U.S. Government Agency Securities	8,000

	8,000	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $8,002,587, collateralized by U.S. Government Agency Securities	8,000

	8,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $8,002,640, collateralized by U.S. Government Agency Mortgages	8,000

	2,730	UBS Securities LLC., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $2,731,147, collateralized by U.S. Government Agency Securities	2,730

		Total Investments of Cash Collateral for Securities Loaned (Cost $43,730)	43,730

Total Investments — 125.1% (Cost $207,102)			$225,767
Liabilities in Excess of Other Assets — (25.1)%			(45,369)
Net Assets — 100.0%			$180,398

Percentages indicated are based on net assets

Abbreviations:

(a)           Non-income producing security.

(b)           Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)          All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,558
Aggregate gross unrealized depreciation	(2,893)
Net unrealized appreciation/depreciation	$18,665

Federal income tax cost of investments	$207,102

3

JPMorgan Growth and Income Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Common Stocks — 100.1%
Aerospace & Defense — 1.7%
	49	General Dynamics Corp.	$5,810
	85	United Technologies Corp.	4,396
			10,206
Beverages — 1.2%
	170	Anheuser-Busch Cos., Inc.	7,317
Capital Markets — 6.0%
	222	Bank of New York Co., Inc. (The)	6,529
	76	Bear Stearns Cos., Inc. (The)	8,297
	221	Morgan Stanley	11,899
	187	Northern Trust Corp.	9,448
			36,173
Commercial Banks — 8.3%
	348	Bank of America Corp.	14,634
	140	Fifth Third Bancorp	5,157
	43	M&T Bank Corp.	4,567
	230	North Fork Bancorp, Inc.	5,860
	117	TCF Financial Corp.	3,127
	301	U.S. Bancorp	8,438
	146	Wells Fargo & Co.	8,533
			50,316
Commercial Services & Supplies — 1.0%
	285	Cendant Corp.	5,886
Computers & Peripherals — 0.8%
	79	Lexmark International, Inc., Class A (a)	4,817
Construction Materials — 1.8%
	59	Cemex S.A. de C.V. (Mexico) ADR	3,086
	108	Vulcan Materials Co.	8,037
			11,123
Consumer Finance — 3.2%
	204	American Express Co.	11,701
	319	MBNA Corp.	7,850
			19,551
Diversified Financial Services — 3.8%
	503	Citigroup, Inc.	22,890
Diversified Telecommunication Services — 5.4%
	194	Alltel Corp.	12,625
	118	CenturyTel, Inc.	4,142
	251	SBC Communications, Inc.	6,004
	307	Verizon Communications, Inc.	10,049
			32,820
Electric Utilities — 1.4%
	76	FPL Group, Inc.	3,613
	120	PG&E Corp.	4,714
			8,327
Food & Staples Retailing — 1.7%
	236	Wal-Mart Stores, Inc.	10,324

1

Food Products — 0.9%
	147	Dean Foods Co. (a)	5,716
Gas Utilities — 1.1%
	182	AGL Resources, Inc.	6,758
Health Care Equipment & Supplies — 1.2%
	185	Boston Scientific Corp. (a)	4,324
	45	Guidant Corp.	3,093
			7,417
Health Care Providers & Services — 2.6%
	72	Aetna, Inc.	6,237
	129	WellPoint, Inc. (a)	9,750
			15,987
Hotels, Restaurants & Leisure — 2.9%
	274	Hilton Hotels Corp.	6,113
	205	McDonald’s Corp.	6,876
	126	Outback Steakhouse, Inc.	4,601
			17,590
Household Products — 1.4%
	84	Clorox Co.	4,687
	73	Colgate-Palmolive Co.	3,838
			8,525
Industrial Conglomerates — 1.8%
	327	General Electric Co.	11,024
Insurance — 10.3%
	110	American International Group, Inc.	6,813
	192	Assurant, Inc.	7,308
	195	Chubb Corp.	17,453
	200	Genworth Financial, Inc., Class A	6,448
	102	Hartford Financial Services Group, Inc.	7,894
	49	Old Republic International Corp.	1,304
	129	Prudential Financial, Inc.	8,729
	126	Safeco Corp.	6,747
			62,696
IT Services — 0.9%
	94	Affiliated Computer Services, Inc., Class A (a)	5,149
Media — 7.7%
	382	Clear Channel Communications, Inc.	12,554
	241	Comcast Corp., Class A (a)	7,085
	128	Gannett Co., Inc.	8,824
	777	Liberty Media Corp., Class A (a)	6,259
	321	Time Warner, Inc.	5,815
	189	Viacom, Inc., Class B	6,225
			46,762
Office Electronics — 1.0%
	439	Xerox Corp. (a)	5,995
Oil, Gas & Consumable Fuels — 12.4%
	79	Burlington Resources, Inc.	6,400
	201	Chevron Corp.	13,040
	172	ConocoPhillips	12,026
	204	Devon Energy Corp.	13,989
	281	Exxon Mobil Corp.	17,886
	85	Kinder Morgan, Inc.	8,202
	57	Royal Dutch Shell plc	3,709
			75,252

2

Personal Products — 0.6%
	64	Gillette Co. (The)	3,696
Pharmaceuticals — 3.9%
	36	Eli Lilly & Co.	1,916
	196	Johnson & Johnson	12,397
	207	Wyeth	9,587
			23,900
Real Estate — 0.9%
	174	Brookfield Properties Co. (Canada)	5,132
Software — 1.8%
	108	Computer Associates International, Inc.	3,001
	313	Microsoft Corp.	8,053
			11,054
Specialty Retail — 3.5%
	84	AutoZone, Inc. (a)	6,952
	94	Best Buy Co., Inc.	4,083
	347	Gap, Inc. (The)	6,052
	199	Limited Brands, Inc.	4,055
			21,142
Textiles, Apparel & Luxury Goods — 1.9%
	199	V.F. Corp.	11,524
Thrifts & Mortgage Finance — 6.1%
	295	Freddie Mac	16,650
	212	Golden West Financial Corp.	12,597
	186	Hudson City Bancorp, Inc.	2,212
	89	MGIC Investment Corp.	5,694
			37,153
Tobacco — 0.9%
	72	Altria Group, Inc.	5,292
		Total Common Stocks (Cost $520,070)	607,514

Short-Term Investments — 0.5%
Investment Company — 0.5%
	2,918	JPMorgan Prime Money Market Fund (b) (m) (Cost $2,918)	2,918

	Principal Amount
Investments of Cash Collateral for Securities Loaned — 0.2%
Repurchase Agreements — 0.2%
	$200	Banc of America Securities LLC, 3.95%, dated 09/30/05, due 10/03/05, repurchase price $200, collateralized by U.S. Government Agency Mortgages.	200
	200	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05, repurchase price $200, collateralized by U.S. Government Agency Securities.	200
	200	HSBS Securities, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $200, collateralized by U.S. Government Agency Securities.	200
	200	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $200, collateralized by U.S. Government Agency Securities.	200
	107	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $107, collateralized by U.S. Government Agency Securities.	107
	200	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $200, collateralized by U.S. Government Agency Securities.	200
		Total Investment of Cash Collateral for Securities Loaned (Cost $1,107)	1,107

Total Investments — 100.8% (Cost $524,095)			$611,539
Other Liabilities in Excess of Assets — (0.8)%			(4,627)
Net Assets — 100.0%			$606,912

Percentages indicated are based on net assets.

3

Abbreviations:

ADR   American Depositary Receipt.

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc.

(m) All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,752
Aggregate gross unrealized depreciation	(22,308)
Net unrealized appreciation/depreciation	$87,444

Federal income tax cost of investments	$524,095

4

JPMorgan Intrepid America Fund

Schedule of Portfolio of Investments

As of September 30, 2005 (Unaudited)

	Shares	Security Description	Value
Long-Term Investments — 96.5%
Common Stock — 96.5%
Aerospace & Defense — 5.0%
	378,500	Boeing Co.	$25,719,075
	161,500	General Dynamics Corp.	19,307,325
	417,200	Lockheed Martin Corp.	25,465,888
	464,300	Northrop Grumman Corp.	25,234,705
	485,700	Raytheon Co.	18,466,314
			114,193,307
Auto Components — 0.3%
	419,600	Goodyear Tire & Rubber Co. (The) (a)	6,541,564
Biotechnology — 1.0%
	331,000	Gilead Sciences, Inc. (a)	16,139,560
	80,100	Invitrogen Corp. (a)	6,025,923
			22,165,483
Building Products — 0.3%
	104,000	USG Corp. (a)	7,146,880
Capital Markets — 3.7%
	90,700	Affiliated Managers Group, Inc. (a)	6,568,494
	175,800	American Capital Strategies Ltd.	6,444,828
	332,200	E*Trade Financial Corp. (a)	5,846,720
	248,700	Franklin Resources, Inc.	20,880,852
	118,500	Lehman Brothers Holdings, Inc.	13,802,880
	566,400	Morgan Stanley	30,551,616
			84,095,390
Chemicals — 0.3%
	114,000	FMC Corp. (a)	6,523,080
Commercial Banks — 3.5%
	369,900	Bank of America Corp.	15,572,790
	726,500	National City Corp.	24,294,160
	287,200	PNC Financial Services Group, Inc.	16,663,344
	508,100	Wachovia Corp.	24,180,479
			80,710,773
Commercial Services & Supplies — 1.0%
	483,600	Cendant Corp.	9,981,504
	225,700	H&R Block, Inc.	5,412,286
	171,500	R.R. Donnelley & Sons Co.	6,357,505
			21,751,295
Communications Equipment — 1.1%
	1,119,600	Motorola, Inc.	24,731,964
Computers & Peripherals — 4.6%
	386,700	Apple Computer, Inc. (a)	20,730,987
	1,259,400	Hewlett-Packard Co.	36,774,480
	495,200	International Business Machines Corp.	39,724,944
	509,700	Western Digital Corp. (a)	6,590,421
			103,820,832
Consumer Finance — 3.0%
	327,400	American Express Co.	18,805,856
	232,300	AmeriCredit Corp. (a)	5,545,001
	312,700	Capital One Financial Corp.	24,865,904
	151,700	CompuCredit Corp. (a)	6,738,514
	359,900	Providian Financial Corp. (a)	6,363,032
	85,900	WFS Financial, Inc. (a)	5,771,621
			68,089,928
Diversified Financial Services — 0.6%
	142,600	CIT Group, Inc.	6,442,668
	139,200	Principal Financial Group	6,593,904
			13,036,572
Diversified Telecommunication Services — 4.6%
	1,140,300	BellSouth Corp.	29,989,890
	181,800	CenturyTel, Inc.	6,359,364
	1,488,700	SBC Communications, Inc.	35,684,139
	1,332,200	Sprint Corp.	31,679,716
			103,713,109
Electric Utilities — 2.5%
	309,000	American Electric Power Co., Inc.	12,267,300
	352,300	Edison International	16,656,744
	242,300	TXU Corp.	27,350,824
			56,274,868
Electronic Equipment & Instruments — 0.6%
	201,700	Arrow Electronics, Inc. (a)	6,325,312
	267,300	Avnet, Inc. (a)	6,535,485
			12,860,797

1

Food & Staples Retailing — 1.1%
	285,900	CVS Corp.	8,293,959
	508,700	Kroger Co. (The) (a)	10,474,133
	211,700	Suervalu, Inc.	6,588,104
			25,356,196
Food Products — 0.9%
	554,700	Archer-Daniels-Midland Co.	13,678,902
	169,600	Pilgrim’s Pride Corp., Class B	6,173,440
			19,852,342
Gas Utilities — 0.2%
	199,100	UGI Corp.	5,604,665
Health Care Providers & Services — 7.3%
	313,500	Aetna, Inc.	27,004,890
	363,400	Caremark Rx, Inc. (a)	18,144,562
	207,600	Cigna Corp.	24,467,736
	76,750	Coventry Health Care, Inc. (a)	6,602,035
	533,600	HCA, Inc.	25,570,112
	590,768	UnitedHealth Group, Inc.	33,201,162
	396,200	WellPoint, Inc. (a)	30,039,884
			165,030,381
Hotels, Restaurants & Leisure — 1.5%
	176,500	Darden Restaurants, Inc.	5,360,305
	868,800	McDonald’s Corp.	29,096,112
			34,456,417
Household Durables — 1.4%
	78,800	Black & Decker Corp.	6,468,692
	113,200	Lennar Corp., Class A	6,764,832
	7,600	NVR, Inc. (a)	6,725,620
	136,300	Standard-Pacific Corp.	5,657,813
	147,700	Toll Brothers, Inc. (a)	6,597,759
			32,214,716
Household Products — 1.1%
	122,400	Church & Dwight Co., Inc.	4,521,456
	113,100	Energizer Holdings, Inc. (a)	6,412,770
	244,900	Kimberly-Clark Corp.	14,578,897
			25,513,123
Industrial Conglomerates — 0.5%
	81,500	Teleflex, Inc.	5,745,750
	90,100	Textron, Inc.	6,461,972
			12,207,722
Insurance — 4.3%
	210,400	Allstate Corp. (The)	11,633,016
	214,300	Chubb Corp.	19,190,565
	214,300	Loews Corp.	19,803,463
	406,400	Metlife, Inc.	20,250,912
	578,100	St. Paul Travelers Cos., Inc. (The)	25,939,347
			96,817,303
Internet Software & Services — 0.6%
	620,000	EarthLink, Inc. (a)	6,634,000
	215,000	McAfee, Inc. (a)	6,755,300
			13,389,300
IT Services — 0.9%
	145,100	Computer Sciences Corp. (a)	6,864,681
	138,700	Fiserv, Inc. (a)	6,362,169
	83,200	Global Payments, Inc.	6,466,304
			19,693,154
Machinery — 1.5%
	343,100	Caterpillar, Inc.	20,157,125
	74,300	Cummins, Inc.	6,537,657
	136,400	Terex Corp. (a)	6,742,252
			33,437,034
Media — 1.9%
	231,800	EchoStar Communications Corp., Class A	6,854,326
	129,000	John Wiley & Sons, Inc., Class A	5,384,460
	521,100	McGraw-Hill Cos., Inc. (The)	25,033,644
	101,100	R.H. Donnelley Corp. (a)	6,395,586
			43,668,016
Metals & Mining — 1.7%
	701,400	Mittal Steel Co. NV (Netherlands)	20,200,320
	100,500	Nucor Corp.	5,928,495
	51,600	Phelps Dodge Corp.	6,704,388
	112,800	Southern Peru Copper Corp.	6,312,288
			39,145,491
Multi-Utilities — 1.7%
	335,000	CMS Energy Corp. (a)	5,510,750
	686,800	Duke Energy Corp.	20,033,956
	197,700	ONEOK, Inc.	6,725,754
	134,000	Sempra Energy	6,306,040
			38,576,500

2

Multiline Retail — 1.9%
	98,400	Federated Department Stores, Inc.	6,580,008
	61,700	Neiman-Marcus Group, Inc., Class A	6,166,915
	159,100	Nordstrom, Inc.	5,460,312
	194,700	Sears Holdings Corp. (a)	24,224,574
			42,431,809
Oil, Gas & Consumable Fuels — 12.3%
	340,200	Burlington Resources, Inc.	27,665,064
	508,181	Chevron Corp.	32,894,556
	448,300	ConocoPhillips	31,340,653
	363,300	Devon Energy Corp.	24,936,912
	1,177,800	Exxon Mobil Corp.	74,837,412
	375,500	Marathon Oil Corp.	25,883,215
	318,200	Occidental Petroleum Corp.	27,183,826
	78,000	Sunoco, Inc.	6,099,600
	244,000	Valero Energy Corp.	27,586,640
			278,427,878
Pharmaceuticals — 6.5%
	132,600	Barr Pharmaceuticals, Inc. (a)	7,282,392
	224,900	Endo Pharmaceuticals Holdings, Inc. (a)	5,998,083
	298,000	Johnson & Johnson	18,857,440
	435,400	King Pharmaceuticals, Inc. (a)	6,696,452
	98,600	Kos Pharmaceuticals, Inc. (a)	6,599,298
	921,400	Merck & Co., Inc.	25,071,294
	1,793,600	Pfizer, Inc.	44,786,192
	710,100	Wyeth	32,856,327
			148,147,478
Real Estate — 2.0%
	146,900	CBL & Associates Properties, Inc. REIT	6,021,431
	124,000	General Growth Properties, Inc. REIT	5,571,320
	329,500	Simon Property Group, Inc. REIT	24,422,540
	234,085	Trizec Properties, Inc. REIT	5,398,000
	152,200	Ventas, Inc. REIT	4,900,840
			46,314,131
Road & Rail — 1.7%
	386,800	Burlington Northern Santa Fe Corp.	23,130,640
	365,100	Norfolk Southern Corp.	14,808,456
			37,939,096
Semiconductors & Semiconductor Equipment — 3.4%
	231,900	Freescale Semiconductor, Inc., Class B (a)	5,468,202
	1,977,600	Intel Corp.	48,747,840
	320,900	MEMC Electronic Materials, Inc. (a)	7,313,311
	450,000	Texas Instruments, Inc.	15,255,000
			76,784,353
Software — 3.6%
	312,300	Activision, Inc. (a)	6,386,535
	750,700	BEA Systems, Inc. (a)	6,741,286
	312,600	BMC Software, Inc. (a)	6,595,860
	402,600	Cadence Design Systems, Inc. (a)	6,506,016
	696,200	Compuware Corp. (a)	6,613,900
	2,407,100	Oracle Corp. (a)	29,823,969
	952,700	Parametric Technology Corp. (a)	6,640,319
	213,500	Reynolds & Reynolds Co. (The)	5,852,035
	283,500	Sybase, Inc. (a)	6,639,570
			81,799,490
Specialty Retail — 1.8%
	114,400	Abercrombie & Fitch Co.	5,702,840
	273,900	American Eagle Outfitters, Inc.	6,444,867
	73,000	AutoZone, Inc. (a)	6,077,250
	176,800	Barnes & Noble, Inc.	6,665,360
	206,300	Best Buy Co., Inc.	8,980,239
	147,400	Sherwin-Williams Co. (The)	6,495,918
			40,366,474
Textiles, Apparel & Luxury Goods — 0.2%
	91,500	V.F. Corp.	5,304,255
Thrifts & Mortgage Finance — 2.1%
	390,500	Golden West Financial Corp.	23,191,795
	623,400	Washington Mutual, Inc.	24,449,748
			47,641,543
Tobacco — 2.3%
	626,200	Altria Group, Inc.	46,157,202
	156,600	Loews Corp. - Carolina Group	6,206,058
			52,363,260
		Total Long-Term Investments
		(Cost $2,027,850,554)	2,188,137,969

3

Short-Term Investment— 8.4%
Investment Company — 8.4%
	191,012,615	JPMorgan Prime Money Market Fund (b) (m)	191,012,615
		(Cost $191,012,615)
Total Investments — 104.9%
(Cost $2,218,863,169)			$2,379,150,584
Liabilities in Excess of Other Assets — (4.9)%			(111,161,108)
Net Assets — 100.0%			$2,267,989,476

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT Real Estate Investment Trust

Futures Contracts

 (Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/05 (USD)	Unrealized Appreciation (USD)
125	S&P 500 Index	December, 2005	$38,571,875	$79,656

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,536,263
Aggregate gross unrealized depreciation	(35,248,848)
Net unrealized appreciation/depreciation	$160,287,415

Federal income tax cost of investments	$2,218,863,169

4

JPMorgan Intrepid Contrarian Fund

Schedule of Portfolio of Investments

As of September 30, 2005 (Unaudited)

	Shares	Security Description	Value
Long-Term Investments — 99.5%
Common Stocks — 99.5%
Aerospace & Defense — 5.0%
	1,300	Alliant Techsystems, Inc. (a)	$97,045
	2,750	Boeing Co.	186,862
	1,700	General Dynamics Corp.	203,235
	3,350	Lockheed Martin Corp.	204,484
	3,350	Northrop Grumman Corp.	182,073
	4,700	Raytheon Co.	178,694
			1,052,393
Auto Components — 0.4%
	5,550	Goodyear Tire & Rubber Co. (The) (a)	86,525
Beverages — 0.5%
	5,100	PepsiAmericas, Inc.	115,923
Biotechnology — 1.6%
	13,300	Idenix Pharmaceuticals, Inc. (a)	333,830
Capital Markets — 2.5%
	11,050	E*Trade Financial Corp. (a)	194,480
	11,000	Investment Technology Group, Inc. (a)	325,600
			520,080
Chemicals — 1.6%
	900	Eastman Chemical Co.	42,273
	1,850	FMC Corp. (a)	105,857
	8,150	Hercules, Inc. (a)	99,593
	2,250	Rohm & Haas Co.	92,543
			340,266
Commercial Banks — 4.3%
	3,500	Bank of Hawaii Corp.	172,270
	3,150	Comerica, Inc.	185,535
	5,150	Keycorp	166,087
	4,900	National City Corp.	163,856
	1,850	Wachovia Corp.	88,042
	1,950	Zions Bancorp	138,859
			914,649
Commercial Services & Supplies — 2.0%
	1,600	Deluxe Corp.	64,256
	1,300	Dun & Bradstreet Corp. (a)	85,631
	2,300	Equifax, Inc.	80,362
	3,050	H&R Block, Inc.	73,139
	2,200	Herman Miller, Inc.	66,660
	1,400	John H. Harland Co.	62,160
			432,208
Communications Equipment — 1.8%
	9,800	Emulex Corp. (a)	198,058
	8,700	Motorola, Inc.	192,183
			390,241
Computers & Peripherals — 1.9%
	4,600	Intergraph Corp. (a)	205,666
	6,500	NCR Corp. (a)	207,415
			413,081
Consumer Finance — 1.9%
	2,600	Capital One Financial Corp.	206,752
	10,850	Providian Financial Corp. (a)	191,828
			398,580
Containers & Packaging — 0.5%
	6,750	Crown Holdings, Inc. (a)	107,595
Diversified Financial Services — 2.2%
	3,500	CIT Group, Inc.	158,130
	6,400	Principal Financial Group	303,168
			461,298
Diversified Telecommunication Services — 3.3%
	9,500	AT&T Corp.	188,100
	3,500	CenturyTel, Inc.	122,430
	5,050	Commonwealth Telephone Enterprises, Inc.	190,385
	8,450	SBC Communications, Inc.	202,546
			703,461
Electric Utilities — 2.4%
	2,850	American Electric Power Co., Inc.	113,145
	2,450	Edison International	115,836
	2,200	FirstEnergy Corp.	114,664
	1,550	TXU Corp.	174,964
			518,609

1

Electronic Equipment & Instruments — 1.3%
2,500	Agilent Technologies, Inc. (a)	81,875
7,900	Avnet, Inc. (a)	193,155
		275,030
Energy Equipment & Services — 1.1%
3,950	Helmerich & Payne, Inc.	238,541
Food & Staples Retailing — 2.2%
5,600	Longs Drug Stores Corp.	240,184
6,950	Supervalu, Inc.	216,284
		456,468
Health Care Providers & Services — 6.2%
1,500	Aetna, Inc.	129,210
10,500	Beverly Enterprises, Inc. (a)	128,625
1,250	Cigna Corp.	147,325
2,850	HCA, Inc.	136,572
3,550	Health Net, Inc. (a)	167,986
2,500	Humana, Inc. (a)	119,700
5,200	IMS Health, Inc.	130,884
1,600	Laboratory Corp. of America Holdings (a)	77,936
3,250	Lincare Holdings, Inc. (a)	133,413
1,950	Sierra Health Services (a)	134,296
		1,305,947
Hotels, Restaurants & Leisure — 1.2%
1,850	Argosy Gaming Co. (a)	86,931
2,750	Darden Restaurants, Inc.	83,518
2,650	Vail Resorts, Inc. (a)	76,188
		246,637
Household Durables — 1.2%
1,050	Black & Decker Corp.	86,195
3,800	Newell Rubbermaid, Inc.	86,070
3,550	Tupperware Corp.	80,869
		253,134
Household Products — 1.6%
4,400	Colgate-Palmolive Co.	232,276
1,850	Kimberly-Clark Corp.	110,130
		342,406
Industrial Conglomerates — 1.8%
2,650	Teleflex, Inc.	186,825
2,800	Textron, Inc.	200,816
		387,641
Insurance — 3.5%
2,800	Allstate Corp. (The)	154,812
3,950	Assurant, Inc.	150,337
4,950	Conseco, Inc. (a)	104,495
5,200	Genworth Financial, Inc., Class A	167,648
1,750	Loews Corp.	161,717
		739,009
Internet Software & Services — 1.6%
15,050	EarthLink, Inc. (a)	161,035
6,000	McAfee, Inc. (a)	188,520
		349,555
IT Services — 0.7%
3,000	Computer Sciences Corp. (a)	141,930
Machinery — 0.9%
3,000	Parker-Hannifin Corp.	192,930
Media — 3.5%
6,550	Catalina Marketing Corp.	148,947
4,950	ProQuest Co. (a)	179,190
9,850	Radio One, Inc., Class D (a)	129,527
6,750	Regal Entertainment Group, Class A	135,270
4,300	Scholastic Corp. (a)	158,928
		751,862
Multi-Utilities — 1.1%
3,800	Duke Energy Corp.	110,846
3,300	National Fuel Gas Co.	112,860
		223,706
Multiline Retail — 1.3%
2,150	Federated Department Stores, Inc.	143,771
1,000	Sears Holdings Corp. (a)	124,420
		268,191
Office Electronics — 0.9%
14,500	Xerox Corp. (a)	197,925
Oil, Gas & Consumable Fuels — 8.4%
2,300	Anadarko Petroleum Corp.	220,225
4,700	Cabot Oil & Gas Corp.	237,397
3,618	Chevron Corp.	234,193
3,650	Exxon Mobil Corp.	231,921
3,800	Forest Oil Corp. (a)	197,980

2

2,200	Kerr-McGee Corp.	213,642
2,450	Occidental Petroleum Corp.	209,304
3,950	Pogo Producing Co.	232,813
		1,777,475
Paper & Forest Products — 0.5%
1,850	Potlatch Corp.	96,422
Pharmaceuticals — 6.9%
6,200	Barr Pharmaceuticals, Inc. (a)	340,504
4,550	Johnson & Johnson	287,924
21,900	King Pharmaceuticals, Inc. (a)	336,822
6,150	Merck & Co., Inc.	167,341
6,900	Wyeth	319,263
		1,451,854
Real Estate — 2.9%
1,700	AMB Property Corp. REIT	76,330
2,450	Glimcher Realty Trust REIT	59,952
2,050	Highwoods Properties, Inc. REIT	60,495
1,500	Hospitality Properties Trust REIT	64,290
4,050	Inland Real Estate Corp. REIT	63,423
3,100	Nationwide Health Properties, Inc. REIT	72,230
2,150	Reckson Associates Realty Corp. REIT	74,282
3,350	Trizec Properties, Inc. REIT	77,251
2,550	United Dominion Realty Trust, Inc. REIT	60,435
		608,688
Road & Rail — 1.0%
2,400	CSX Corp.	111,552
4,250	Laidlaw International, Inc.	102,723
		214,275
Semiconductors & Semiconductor Equipment — 3.9%
6,850	Intel Corp.	168,852
5,750	Intersil Corp., Class A	125,235
18,200	LSI Logic Corp. (a)	179,270
14,750	Micrel, Inc. (a)	165,643
5,200	Nvidia Corp. (a)	178,256
		817,256
Software — 3.8%
8,200	BMC Software, Inc. (a)	173,020
7,200	Cadence Design Systems, Inc. (a)	116,352
11,500	Oracle Corp. (a)	142,485
22,350	Parametric Technology Corp. (a)	155,779
6,400	Sybase, Inc. (a)	149,888
2,750	Transaction Systems Architechs, Inc. (a)	76,588
		814,112
Specialty Retail — 2.9%
1,600	AutoZone, Inc. (a)	133,200
12,700	Charming Shoppes, Inc. (a)	135,509
8,000	Payless Shoesource, Inc. (a)	139,200
4,700	Talbots, Inc.	140,624
1,350	Weight Watchers International, Inc. (a)	69,633
		618,166
Textiles, Apparel & Luxury Goods — 0.4%
1,400	V.F. Corp.	81,158
Thrifts & Mortgage Finance — 3.4%
2,950	MGIC Investment Corp.	189,390
4,800	PMI Group, Inc.	191,376
3,150	Radian Group, Inc.	167,265
4,200	Washington Mutual, Inc.	164,724
		712,755
Tobacco — 3.4%
3,350	Altria Group, Inc.	246,928
6,150	Loews Corp. - Carolina Group	243,725
5,350	UST, Inc.	223,951
		714,604
	Total Long-Term Investments (Cost $18,842,594)	21,066,416
Short-Term Investment — 0.5%
Investment Company — 0.5%
107,916	JPMorgan Prime Money Market Fund (b) (m) (Cost $107,916)	107,916

Total Investments — 100.0% (Cost $18,950,510)		$21,174,332
Other Assets in Excess of Liabilities — 0.0%		936
Net Assets — 100.0%		$21,175,268

Percentages indicated are based on net assets.

3

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)       All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT Real Estate Investment Trust

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,592,747
Aggregate gross unrealized depreciation	(368,925)
Net unrealized appreciation/depreciation	$2,223,822

Federal income tax cost of investments	$18,950,510

4

JPMorgan Intrepid Growth Fund

Schedule of Portfolio of Investments

As of September 30, 2005 (Unaudited)

Shares	Security Description	Value
Long-Term Investments — 96.6%
Common Stocks — 96.6%
Aerospace & Defense — 7.6%
14,300	Alliant Techsystems, Inc. (a)	$1,067,495
102,725	Boeing Co.	6,980,164
30,125	General Dynamics Corp.	3,601,444
25,050	Goodrich Corp.	1,110,717
13,150	L-3 Communications Holdings, Inc.	1,039,770
78,300	Lockheed Martin Corp.	4,779,432
63,750	Northrop Grumman Corp.	3,464,812
18,350	Precision Castparts Corp.	974,385
99,500	Raytheon Co.	3,782,990
22,275	Rockwell Collins, Inc.	1,076,328
		27,877,537
Auto Components — 0.2%
57,625	Goodyear Tire & Rubber Co. (The) (a)	898,374
Biotechnology — 6.7%
111,050	Amgen, Inc. (a)	8,847,353
65,500	Genentech, Inc. (a)	5,515,755
64,050	Genzyme Corp. (a)	4,588,542
100,275	Gilead Sciences, Inc. (a)	4,889,409
11,400	Invitrogen Corp. (a)	857,622
		24,698,681
Building Products — 0.3%
17,025	USG Corp. (a)	1,169,958
Capital Markets — 2.6%
14,500	Affiliated Managers Group, Inc. (a)	1,050,090
47,900	Franklin Resources, Inc.	4,021,684
9,800	Legg Mason, Inc.	1,074,962
29,275	Lehman Brothers Holdings, Inc.	3,409,952
		9,556,688
Chemicals — 0.4%
24,350	Monsanto Co.	1,527,963
Commercial Services & Supplies — 0.5%
14,100	HNI Corp.	849,102
27,150	West Corp. (a)	1,015,139
		1,864,241
Communications Equipment — 2.5%
172,350	Corning, Inc. (a)	3,331,526
256,125	Motorola, Inc.	5,657,801
		8,989,327
Computers & Peripherals — 5.4%
114,325	Apple Computer, Inc. (a)	6,128,963
119,650	Hewlett-Packard Co.	3,493,780
100,000	International Business Machines Corp.	8,022,000
34,475	NCR Corp. (a)	1,100,097
79,950	Western Digital Corp. (a)	1,033,754
		19,778,594

Consumer Finance — 1.5%
48,200	Capital One Financial Corp.	3,832,864
25,500	CompuCredit Corp. (a)	1,132,710
39,175	Providian Financial Corp. (a)	692,614
		5,658,188
Containers & Packaging — 0.3%
66,100	Crown Holdings, Inc. (a)	1,053,634
Diversified Financial Services — 0.2%
19,750	GATX Corp.	781,113
Diversified Telecommunication Services — 1.2%
139,800	AT&T Corp.	2,768,040
74,800	Sprint Corp.	1,778,744
		4,546,784

Electric Utilities — 1.4%
46,350	TXU Corp.	5,231,988
Electronic Equipment & Instruments — 1.6%
126,350	Agilent Technologies, Inc. (a)	4,137,962
15,925	Amphenol Corp., Class A	642,415
41,450	Avnet, Inc. (a)	1,013,453
		5,793,830
Food & Staples Retailing — 2.3%
25,725	7-Eleven, Inc. (a)	916,067
171,100	CVS Corp.	4,963,611
36,050	Walgreen Co.	1,566,372
8,050	Whole Foods Market, Inc.	1,082,323
		8,528,373
Food Products — 1.3%
155,500	Archer-Daniels-Midland Co.	3,834,630
22,300	Pilgrim’s Pride Corp., Class B	811,720
		4,646,350
Health Care Equipment & Supplies — 0.6%
50,550	St. Jude Medical, Inc. (a)	2,365,740
Health Care Providers & Services — 10.2%
56,650	Aetna, Inc.	4,879,831
90,875	Caremark Rx, Inc. (a)	4,537,389
31,000	Cigna Corp.	3,653,660
12,500	Coventry Health Care, Inc. (a)	1,075,250
15,100	Express Scripts, Inc. (a)	939,220
98,575	HCA, Inc.	4,723,714
24,250	Health Net, Inc. (a)	1,147,510
20,100	Humana, Inc. (a)	962,388
24,450	LifePoint Hospitals, Inc. (a)	1,069,198
21,000	Lincare Holdings, Inc. (a)	862,050
10,525	Sierra Health Services, Inc. (a)	724,857
137,100	UnitedHealth Group, Inc.	7,705,020
65,825	WellPoint, Inc. (a)	4,990,851
		37,270,938

Hotels, Restaurants & Leisure — 2.3%
14,275	Boyd Gaming Corp.	615,538
36,000	Darden Restaurants, Inc.	1,093,320
40,950	Marriott International, Inc., Class A	2,579,850
76,800	McDonald’s Corp.	2,572,032
18,775	MGM Mirage (a)	821,782
21,650	Penn National Gaming, Inc. (a)	673,531
		8,356,053
Household Durables — 2.0%
13,300	Beazer Homes USA, Inc.	780,311
10,525	KB Home	770,430
19,475	Lennar Corp., Class A	1,163,826
10,400	Meritage Homes Corp. (a)	797,264
1,200	NVR, Inc. (a)	1,061,940
11,700	Ryland Group, Inc.	800,514
18,750	Standard-Pacific Corp.	778,313
24,650	Toll Brothers, Inc. (a)	1,101,115
		7,253,713
Household Products — 1.0%
18,875	Church & Dwight Co., Inc.	697,243
17,925	Energizer Holdings, Inc. (a)	1,016,347
30,775	Kimberly-Clark Corp.	1,832,036
		3,545,626
Industrial Conglomerates — 0.6%
15,200	Teleflex, Inc.	1,071,600
15,650	Textron, Inc.	1,122,418
		2,194,018
Insurance — 1.6%
56,000	Allstate Corp. (The)	3,096,240
54,050	Metlife, Inc.	2,693,312
		5,789,552

Internet Software & Services — 2.0%
19,825	Google, Inc., Class A (a)	6,273,819
34,525	McAfee, Inc. (a)	1,084,776
		7,358,595
IT Services — 1.4%
26,350	Alliance Data Systems Corp. (a)	1,031,602
18,250	Cognizant Technology Solutions Corp., Class A (a)	850,268
23,500	Fiserv, Inc. (a)	1,077,945
15,250	Global Payments, Inc.	1,185,230
23,700	SRA International, Inc., Class A (a)	840,876
		4,985,921
Machinery — 3.0%
98,850	Caterpillar, Inc.	5,807,437
11,550	Cummins, Inc.	1,016,285
20,200	Joy Global, Inc.	1,019,292
31,950	Navistar International Corp. (a)	1,036,138
25,850	Oshkosh Truck Corp.	1,115,686
21,000	Terex Corp. (a)	1,038,030
		11,032,868
Media — 1.7%
96,700	McGraw-Hill Cos., Inc. (The)	4,645,468
65,750	Walt Disney Co.	1,586,547
		6,232,015

Metals & Mining — 0.6%
8,875	Phelps Dodge Corp.	1,153,129
20,350	Southern Peru Copper Corp.	1,138,786
		2,291,915
Multiline Retail — 1.6%
16,200	J.C. Penney Co., Inc.	768,204
31,500	Nordstrom, Inc.	1,081,080
32,825	Sears Holdings Corp. (a)	4,084,087
		5,933,371
Oil, Gas & Consumable Fuels — 6.4%
44,075	Burlington Resources, Inc.	3,584,179
49,500	ConocoPhillips	3,460,545
52,300	Devon Energy Corp.	3,589,872
27,725	Exxon Mobil Corp.	1,761,647
48,950	Marathon Oil Corp.	3,374,123
39,250	Occidental Petroleum Corp.	3,353,127
13,250	Sunoco, Inc.	1,036,150
30,650	Valero Energy Corp.	3,465,289
		23,624,932
Personal Products — 1.2%
76,900	Gillette Co. (The)	4,475,580
Pharmaceuticals — 3.4%
19,650	Barr Pharmaceuticals, Inc. (a)	1,079,178
36,450	Endo Pharmaceuticals Holdings, Inc. (a)	972,121
62,650	Johnson & Johnson	3,964,492
15,875	Kos Pharmaceuticals, Inc. (a)	1,062,514
115,225	Wyeth	5,331,461
		12,409,766
Real Estate — 0.6%
27,450	Simon Property Group, Inc., REIT	2,034,594
Road & Rail — 1.8%
60,425	Burlington Northern Santa Fe Corp.	3,613,415
75,500	Norfolk Southern Corp.	3,062,280
		6,675,695
Semiconductors & Semiconductor Equipment — 6.1%
46,800	Broadcom Corp., Class A (a)	2,195,388
463,225	Intel Corp.	11,418,496
45,500	MEMC Electronic Materials, Inc. (a)	1,036,945
33,250	National Semiconductor Corp.	874,475
202,500	Texas Instruments, Inc.	6,864,750
		22,390,054
Software — 5.5%
52,850	Activision, Inc. (a)	1,080,782
25,150	Autodesk, Inc.	1,167,966
119,300	BEA Systems, Inc. (a)	1,071,314
51,350	BMC Software, Inc. (a)	1,083,485
65,100	Cadence Design Systems, Inc. (a)	1,052,016
143,450	Computer Associates International, Inc.	3,989,344
113,650	Compuware Corp. (a)	1,079,675
24,850	Fair Isaac Corp.	1,113,280
475,050	Oracle Corp. (a)	5,885,869
138,400	Parametric Technology Corp. (a)	964,648
28,350	Reynolds & Reynolds Co. (The)	777,074
43,725	Sybase, Inc. (a)	1,024,040
		20,289,493

Specialty Retail — 4.7%
23,375	Abercrombie & Fitch Co.	1,165,244
50,900	American Eagle Outfitters, Inc.	1,197,677
12,000	AutoZone, Inc. (a)	999,000
22,500	Barnes & Noble, Inc.	848,250
66,025	Bebe Stores, Inc.	1,155,437
107,450	Best Buy Co., Inc.	4,677,298
70,300	Home Depot, Inc.	2,681,242
39,800	Men’s Wearhouse, Inc. (a)	1,062,660
17,450	Sherwin-Williams Co. (The)	769,022
126,637	Staples, Inc.	2,699,901
		17,255,731
Thrifts & Mortgage Finance — 0.5%
28,350	Golden West Financial Corp.	1,683,707
Tobacco — 1.8%
91,600	Altria Group, Inc.	6,751,836
	Total Common Stocks (Cost $340,696,494)	354,803,336
iShares — 1.4%
100,000	iShares Russell 1000 Growth Index Fund (Cost $4,969,750)	4,977,000
	Total Long-Term Investments (Cost $345,666,244)	359,780,336
Short-Term Investment — 6.3%
Investment Company— 6.3%
23,323,733	JPMorgan Prime Money Market Fund (b) (m) (Cost $23,323,733)	23,323,733
Total Investments — 104.3% (Cost $368,989,977)		$383,104,069
Liabilities in Excess of Other Assets — (4.3)%		(15,926,372)
Net Assets — 100.0%		$367,177,697

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended,

and advised by J.P. Morgan Investment Management Inc.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options,

TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT Real Estate Investment Trust

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,337,003
Aggregate gross unrealized depreciation	(6,222,911)
Net unrealized appreciation/depreciation	$14,114,092

Federal income tax cost of investments	$368,989,977

JPMorgan Intrepid Value Fund

Schedule of Portfolio of Investments

As of September 30, 2005 (Unaudited)

Shares	Security Description	Value
Long-Term Investments — 99.4%
Common Stocks — 99.4%
Aerospace & Defense — 3.6%
2,825	General Dynamics Corp.	$337,729
4,625	Lockheed Martin Corp.	282,310
4,775	Northrop Grumman Corp.	259,521
3,900	Raytheon Co.	148,278
		1,027,838
Auto Components — 0.2%
1,075	BorgWarner, Inc.	60,695
Automobiles — 0.9%
24,875	Ford Motor Co.	245,268
Building Products — 0.3%
1,125	USG Corp. (a)	77,310
Capital Markets — 7.0%
1,700	A.G. Edwards, Inc.	74,477
1,050	Affiliated Managers Group, Inc. (a)	76,041
2,075	American Capital Strategies Ltd.	76,069
825	Bear Stearns Cos., Inc. (The)	90,544
4,150	E*Trade Financial Corp. (a)	73,040
3,475	Franklin Resources, Inc.	291,761
2,800	Goldman Sachs Group, Inc.	340,424
625	Legg Mason, Inc.	68,556
3,725	Lehman Brothers Holdings, Inc.	433,888
7,300	Morgan Stanley	393,762
2,800	Raymond James Financial, Inc.	89,936
		2,008,498
Chemicals — 1.8%
5,475	Dow Chemical Co. (The)	228,143
1,475	FMC Corp. (a)	84,400
2,050	Lubrizol Corp.	88,826
2,400	Lyondell Chemical Co.	68,688
2,275	Westlake Chemical Corp.	61,607
		531,664
Commercial Banks — 9.2%
22,225	Bank of America Corp.	935,672
1,400	Comerica, Inc.	82,460
2,025	Keycorp	65,306
10,750	National City Corp.	359,480
6,225	PNC Financial Services Group, Inc.	361,175
2,800	TD Banknorth, Inc.	84,392
1,000	UnionBanCal Corp.	69,720
12,975	Wachovia Corp.	617,480
1,375	Westcorp	80,988
		2,656,673
Commercial Services & Supplies — 1.2%
10,325	Cendant Corp.	213,108
1,500	Deluxe Corp.	60,240
2,300	R.R. Donnelley & Sons Co.	85,261
		358,609
Computers & Peripherals — 2.5%
22,950	Hewlett-Packard Co.	670,140
4,900	Western Digital Corp. (a)	63,357
		733,497
Construction Materials — 0.3%
625	Eagle Materials, Inc.	75,856

1

Consumer Finance — 3.9%
4,950	American Express Co.	284,328
3,550	AmeriCredit Corp. (a)	84,738
4,325	Capital One Financial Corp.	343,924
1,725	CompuCredit Corp. (a)	76,625
1,900	Nelnet, Inc., Class A (a)	72,219
4,625	Providian Financial Corp. (a)	81,770
400	Student Loan Corp.	94,752
1,175	WFS Financial, Inc. (a)	78,948
		1,117,304
Diversified Financial Services — 0.6%
1,725	CIT Group, Inc.	77,935
1,875	Principal Financial Group	88,819
		166,754
Diversified Telecommunication Services — 4.8%
10,750	BellSouth Corp.	282,725
2,525	CenturyTel, Inc.	88,325
25,950	SBC Communications, Inc.	622,021
16,075	Sprint Corp.	382,263
		1,375,334
Electric Utilities — 4.5%
7,250	American Electric Power Co., Inc.	287,825
7,225	Edison International	341,598
5,925	Exelon Corp.	316,632
3,025	TXU Corp.	341,462
		1,287,517
Electronic Equipment & Instruments — 0.6%
2,700	Arrow Electronics, Inc. (a)	84,672
3,400	Avnet, Inc. (a)	83,130
		167,802
Food & Staples Retailing — 0.8%
21,100	Rite Aid Corp. (a)	81,868
2,225	Safeway, Inc.	56,960
2,825	Supervalu, Inc.	87,914
		226,742
Food Products — 1.5%
15,450	Archer-Daniels-Midland Co.	380,997
1,775	Pilgrim’s Pride Corp., Class B	64,610
		445,607
Gas Utilities — 0.2%
2,375	UGI Corp.	66,856
Health Care Providers & Services — 2.0%
1,675	Aetna, Inc.	144,285
1,200	Cigna Corp.	141,432
3,050	HCA, Inc.	146,156
1,850	WellPoint, Inc. (a)	140,267
		572,140
Hotels, Restaurants & Leisure — 1.2%
10,200	McDonald’s Corp.	341,598
Household Durables — 1.3%
700	Black & Decker Corp.	57,463
975	KB Home	71,370
975	Lennar Corp., Class A	58,266
75	NVR, Inc. (a)	66,371
1,500	Standard-Pacific Corp.	62,265
1,500	Toll Brothers, Inc. (a)	67,005
		382,740
Household Products — 0.6%
2,975	Kimberly-Clark Corp.	177,102
Insurance — 7.0%
6,850	Allstate Corp. (The)	378,736
1,775	Assurant, Inc.	67,557
4,100	Chubb Corp.	367,155
1,475	First American Corp.	67,363
3,750	Loews Corp.	346,538
7,375	Metlife, Inc.	367,496
9,600	St. Paul Travelers Cos., Inc. (The)	430,752
		2,025,597
Internet Software & Services — 0.3%
7,275	EarthLink, Inc. (a)	77,843

2

Machinery — 0.5%
850	Cummins, Inc.	74,792
1,475	Terex Corp. (a)	72,909
		147,701
Media — 4.8%
2,700	Belo Corp., Class A	61,722
4,800	Gannett Co., Inc.	330,384
5,825	McGraw-Hill Cos., Inc. (The)	279,833
3,100	Omnicom Group, Inc.	259,253
1,025	R.H. Donnelley Corp. (a)	64,841
3,900	Telewest Global, Inc. (United Kingdom) (a)	89,505
12,475	Walt Disney Co.	301,022
		1,386,560
Metals & Mining — 1.8%
9,475	Mittal Steel Co. NV (Netherlands) (N.Y. Shares)	272,880
1,275	Nucor Corp.	75,212
700	Phelps Dodge Corp.	90,951
1,375	Southern Peru Copper Corp.	76,945
		515,988
Multi-Utilities — 2.3%
5,350	CMS Energy Corp. (a)	88,007
9,275	Duke Energy Corp.	270,552
1,625	Energen Corp.	70,297
2,275	MDU Resources Group, Inc.	81,104
1,700	Oneok, Inc.	57,834
1,900	Sempra Energy	89,414
		657,208
Multiline Retail — 0.3%
1,275	Federated Department Stores, Inc.	85,259
Oil, Gas & Consumable Fuels — 15.2%
5,300	Burlington Resources, Inc.	430,996
14,803	Chevron Corp.	958,198
9,425	ConocoPhillips	658,902
6,325	Devon Energy Corp.	434,148
3,900	Exxon Mobil Corp.	247,806
1,450	Forest Oil Corp. (a)	75,545
800	Kerr-McGee Corp.	77,688
5,650	Marathon Oil Corp.	389,455
5,150	Occidental Petroleum Corp.	439,964
1,100	Overseas Shipholding Group, Inc.	64,163
1,200	Sunoco, Inc.	93,840
1,375	Tesoro Corp.	92,455
3,850	Valero Energy Corp.	435,281
		4,398,441
Paper & Forest Products — 0.2%
2,550	Louisiana-Pacific Corp.	70,610
Pharmaceuticals — 5.0%
1,250	Barr Pharmaceuticals, Inc. (a)	68,650
4,925	King Pharmaceuticals, Inc. (a)	75,747
1,000	Kos Pharmaceuticals, Inc. (a)	66,930
15,675	Merck & Co., Inc.	426,517
32,150	Pfizer, Inc.	802,785
		1,440,629
Real Estate — 2.9%
2,100	CBL & Associates Properties, Inc. REIT	86,079
1,465	General Growth Properties, Inc. REIT	65,822
6,800	HRPT Properties Trust REIT	84,388
850	Macerich Co. (The) REIT	55,199
4,450	Simon Property Group, Inc. REIT	329,834
3,725	Trizec Properties, Inc. REIT	85,899
2,600	United Dominion Realty Trust, Inc. REIT	61,620
2,300	Ventas, Inc. REIT	74,060
		842,901
Road & Rail — 1.6%
6,550	Burlington Northern Santa Fe Corp.	391,690
1,500	Norfolk Southern Corp.	60,840
		452,530

3

Semiconductors & Semiconductor Equipment — 0.3%
4,175	MEMC Electronic Materials, Inc. (a)	95,148
Software — 0.7%
10,650	Oracle Corp. (a)	131,954
3,150	Sybase, Inc. (a)	73,773
		205,727
Specialty Retail — 0.9%
3,900	American Eagle Outfitters, Inc.	91,767
3,125	Autonation, Inc. (a)	62,407
1,550	Barnes & Noble, Inc.	58,435
1,375	Sherwin-Williams Co. (The)	60,596
		273,205
Thrifts & Mortgage Finance — 3.7%
1,150	Downey Financial Corp.	70,035
4,900	Golden West Financial Corp.	291,011
1,400	MGIC Investment Corp.	89,880
2,150	PMI Group, Inc.	85,721
1,700	Radian Group, Inc.	90,270
10,925	Washington Mutual, Inc.	428,478
		1,055,395
Tobacco — 2.9%
9,350	Altria Group, Inc.	689,188
2,225	Loews Corp. - Carolina Group	88,177
700	Reynolds American, Inc.	58,114
		835,479
	Total Long-Term Investments (Cost $24,734,855)	28,669,625

Short-Term Investment — 0.4%
Investment Company — 0.4%
108,181	JPMorgan Prime Money Market Fund (b) (m) (Cost $108,181)	108,181
Total Investments — 99.8% (Cost $24,843,036)		$28,777,806
Other Assets in Excess of Liabilities — 0.2%		72,325
Net Assets — 100.0%		$28,850,131

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended,

and advised by J.P. Morgan Investment Management Inc.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options,

TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT Real Estate Investment Trust

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,448,477
Aggregate gross unrealized depreciation	(513,707)
Net unrealized appreciation/depreciation	$3,934,770

Federal income tax cost of investments	$24,843,036

4

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 98.2%
Common Stocks — 98.2%
Aerospace & Defense — 1.4%
	12	L-3 Communications Holdings, Inc.	$921
	31	Precision Castparts Corp.	1,667
	21	Rockwell Collins, Inc.	1,027
			3,615
Airlines — 0.4%
	65	Southwest Airlines Co.	967
Auto Components — 0.2%
	11	BorgWarner, Inc.	644
Beverages — 0.5%
	20	Brown-Forman Corp., Class B	1,201
Biotechnology — 1.7%
	15	Genzyme Corp. (a)	1,042
	13	Invitrogen Corp. (a)	948
	47	MedImmune, Inc. (a)	1,572
	30	Protein Design Labs, Inc. (a)	826
			4,388
Building Products — 0.5%
	27	American Standard Cos., Inc.	1,257
Capital Markets — 3.1%
	15	Affiliated Managers Group, Inc. (a)	1,050
	68	Ameritrade Holding Corp. (a)	1,460
	33	Federated Investors, Inc., Class B	1,110
	9	Legg Mason, Inc.	1,031
	29	Northern Trust Corp.	1,476
	33	T. Rowe Price Group, Inc.	2,171
			8,298
Chemicals — 2.5%
	44	Albemarle Corp.	1,655
	22	Ashland, Inc.	1,232
	22	International Flavors & Fragrances, Inc.	784
	16	PPG Industries, Inc.	971
	65	Rockwood Holdings Inc. (a)	1,238
	16	Sigma-Aldrich Corp.	1,012
			6,892
Commercial Banks — 4.2%
	42	Commerce Bancorp, Inc.	1,289
	18	Cullen/Frost Bankers, Inc.	883
	26	East-West Bancorp, Inc.	885
	23	M&T Bank Corp.	2,432
	97	North Fork Bancorp, Inc.	2,480
	39	TCF Financial Corp.	1,051
	32	Wilmington Trust Corp.	1,174
	15	Zions Bancorp	1,043
			11,237
Commercial Services & Supplies — 2.0%
	22	HNI Corp.	1,331
	28	Pitney Bowes, Inc.	1,173
	38	Republic Services, Inc.	1,341
	40	West Corp. (a)	1,488
			5,333
Communications Equipment — 0.4%
	26	Scientific-Atlanta, Inc.	983
Computers & Peripherals — 2.0%
	12	Lexmark International, Inc., Class A (a)	708
	49	NCR Corp. (a)	1,565
	40	Network Appliance, Inc. (a)	958
	12	SanDisk Corp. (a)	579
	94	Seagate Technology (Cayman Islands) (a)	1,482
			5,292
Construction & Engineering — 0.5%
	21	Jacobs Engineering Group, Inc. (a)	1,412
Construction Materials — 0.8%
	30	Vulcan Materials Co.	2,234
Consumer Finance — 0.4%
	41	AmeriCredit Corp. (a)	972
Containers & Packaging — 0.8%
	33	Ball Corp.	1,223
	46	Pactiv Corp. (a)	813
			2,036

1

Distributors — 0.3%
17	Genuine Parts Co.	738
Diversified Financial Services — 1.3%
30	CIT Group, Inc.	1,337
53	Lazard Ltd., Class A (Bermuda)	1,352
17	Principal Financial Group	820
		3,509
Diversified Telecommunication Services — 2.0%
43	Alltel Corp.	2,793
71	CenturyTel, Inc.	2,480
		5,273
Electric Utilities — 2.3%
33	American Electric Power Co., Inc.	1,314
44	DPL, Inc.	1,223
16	PG&E Corp.	620
53	PPL Corp.	1,704
55	Westar Energy, Inc.	1,332
		6,193
Electrical Equipment — 1.4%
52	Ametek, Inc.	2,226
20	Cooper Industries Ltd. (Bermuda), Class A	1,355
		3,581
Electronic Equipment & Instruments — 2.2%
59	Amphenol Corp., Class A	2,360
36	Arrow Electronics, Inc. (a)	1,137
38	Flir Systems, Inc. (a)	1,109
40	Jabil Circuit, Inc. (a)	1,243
		5,849
Energy Equipment & Services — 2.8%
26	ENSCO International, Inc.	1,207
46	Grant Prideco, Inc. (a)	1,868
15	Nabors Industries Ltd. (Bermuda) (a)	1,092
21	National Oilwell Varco, Inc. (a)	1,408
18	Noble Corp. (Cayman Islands)	1,229
15	Tidewater, Inc.	710
		7,514
Food Products — 1.4%
44	Dean Foods Co. (a)	1,710
87	Del Monte Foods Co. (a)	931
31	Hormel Foods Corp.	1,026
		3,667
Gas Utilities — 0.9%
37	AGL Resources, Inc.	1,377
35	UGI Corp.	979
		2,356
Health Care Equipment & Supplies — 1.3%
13	Bausch & Lomb, Inc.	1,025
21	Fisher Scientific International, Inc. (a)	1,291
18	Millipore Corp. (a)	1,119
		3,435
Health Care Providers & Services — 7.4%
17	Aetna, Inc.	1,426
23	Caremark Rx, Inc. (a)	1,156
47	Coventry Health Care, Inc. (a)	4,082
49	DaVita, Inc. (a)	2,263
28	LifePoint Hospitals, Inc. (a)	1,231
19	Magellan Health Services, Inc. (a)	682
60	Manor Care, Inc.	2,308
24	McKesson Corp.	1,115
17	Medco Health Solutions, Inc. (a)	924
63	Omnicare, Inc.	3,537
17	Quest Diagnostics, Inc.	864
		19,588
Hotels, Restaurants & Leisure — 4.4%
41	Applebees International, Inc.	857
14	Four Seasons Hotels, Inc. (Canada)	804
16	Harrah’s Entertainment, Inc.	1,040
48	Hilton Hotels Corp.	1,080
25	International Speedway Corp., Class A	1,293
33	Outback Steakhouse, Inc.	1,222
19	Panera Bread Co., Class A (a)	993
22	Royal Caribbean Cruises Ltd. (Liberia)	942
45	Scientific Games Corp., Class A (a)	1,386
43	Sonic Corp. (a)	1,181
14	Station Casinos, Inc.	926
		11,724

2

Household Durables — 1.4%
	26	D.R. Horton, Inc.	927
	14	Fortune Brands, Inc.	1,171
	7	Harman International Industries, Inc.	675
	21	Toll Brothers, Inc. (a)	916
			3,689
Household Products — 1.1%
	27	Clorox Co.	1,494
	25	Energizer Holdings, Inc. (a)	1,412
			2,906
Industrial Conglomerates — 0.6%
	23	Carlisle Cos., Inc.	1,475
Insurance — 4.4%
	81	Assurant, Inc.	3,064
	31	Cincinnati Financial Corp.	1,288
	41	Genworth Financial, Inc., Class A	1,306
	42	IPC Holdings Ltd. (Bermuda)	1,355
	86	Old Republic International Corp.	2,295
	25	Safeco Corp.	1,313
	28	Willis Group Holdings Ltd. (Bermuda)	1,048
			11,669
Internet Software & Services — 0.9%
	47	McAfee, Inc. (a)	1,464
	44	VeriSign, Inc. (a)	937
			2,401
IT Services — 1.4%
	20	Affiliated Computer Services, Inc., Class A (a)	1,076
	38	Alliance Data Systems Corp. (a)	1,470
	30	CheckFree Corp. (a)	1,121
			3,667
Leisure Equipment & Products — 0.3%
	23	Brunswick Corp.	881
Machinery — 2.7%
	39	Crane Co.	1,151
	28	Graco, Inc.	970
	38	Harsco Corp.	2,488
	13	ITT Industries, Inc.	1,460
	24	Oshkosh Truck Corp.	1,023
			7,092
Media — 3.6%
	47	Dex Media, Inc.	1,312
	15	E.W. Scripps Co., Class A	758
	24	Gannett Co., Inc.	1,673
	12	Getty Images, Inc. (a)	1,050
	39	Interactive Data Corp. (a)	883
	14	Knight Ridder, Inc.	804
	39	Rogers Communications, Inc. (Canada), Class B	1,550
	1	Washington Post Co. (The), Class B	481
	26	XM Satellite Radio Holdings, Inc., Class A (a)	919
			9,430
Metals & Mining — 0.8%
	26	Consol Energy, Inc.	2,010
Multi-Utilities — 1.4%
	31	Energen Corp.	1,354
	39	Energy East Corp.	992
	32	SCANA Corp.	1,331
			3,677
Multiline Retail — 0.8%
	42	Family Dollar Stores, Inc.	834
	10	Federated Department Stores, Inc.	636
	23	Tuesday Morning Corp.	600
			2,070
Oil, Gas & Consumable Fuels — 6.0%
	33	Burlington Resources, Inc.	2,643
	36	Devon Energy Corp.	2,499
	16	EOG Resources, Inc.	1,184
	28	Kinder Morgan, Inc.	2,721
	18	Marathon Oil Corp.	1,220
	21	Newfield Exploration Co. (a)	1,043
	19	Pioneer Natural Resources Co.	1,027
	30	Range Resources Corp.	1,156
	18	Southwestern Energy Co. (a)	1,343
	21	Talisman Energy, Inc. (Canada)	1,001
			15,837

3

Paper & Forest Products — 0.5%
	45	MeadWestvaco Corp.	1,240
Personal Products — 0.4%
	34	Estee Lauder Cos., Inc., Class A	1,167
Pharmaceuticals — 0.4%
	17	Sepracor, Inc. (a)	1,018
Real Estate — 2.2%
	45	Brookfield Properties Co. (Canada)	1,338
	22	Forest City Enterprises, Inc.	819
	21	iStar Financial, Inc., REIT	829
	14	PS Business Parks, Inc., Class A, REIT	636
	19	Rayonier, Inc., REIT	1,084
	13	Vornado Realty Trust, REIT	1,083
			5,789
Road & Rail — 0.9%
	66	Hunt (J.B.) Transport Services, Inc.	1,247
	29	Norfolk Southern Corp.	1,168
			2,415
Semiconductors & Semiconductor Equipment — 3.4%
	24	Broadcom Corp., Class A (a)	1,109
	26	KLA-Tencor Corp.	1,268
	38	Lam Research Corp. (a)	1,164
	28	Linear Technology Corp.	1,060
	24	Marvell Technology Group Ltd. (Bermuda) (a)	1,093
	62	Microchip Technology, Inc.	1,860
	40	Nvidia Corp. (a)	1,381
			8,935
Software — 2.5%
	44	Adobe Systems, Inc.	1,322
	54	Citrix Systems, Inc. (a)	1,349
	86	Computer Associates International, Inc.	2,396
	102	Compuware Corp. (a)	966
	22	Salesforce.com, Inc. (a)	497
			6,530
Specialty Retail — 7.1%
	30	Abercrombie & Fitch Co.	1,478
	10	Advance Auto Parts, Inc. (a)	390
	47	Autonation, Inc. (a)	935
	25	AutoZone, Inc. (a)	2,073
	39	Bed Bath & Beyond, Inc. (a)	1,557
	32	CarMax, Inc. (a)	1,007
	45	Circuit City Stores, Inc.	769
	59	Limited Brands, Inc.	1,205
	30	Men’s Wearhouse, Inc. (a)	793
	32	Michaels Stores, Inc.	1,073
	39	Ross Stores, Inc.	924
	69	Sherwin-Williams Co. (The)	3,032
	26	Tiffany & Co.	1,014
	65	TJX Cos., Inc.	1,333
	23	Weight Watchers International, Inc. (a)	1,194
			18,777
Textiles, Apparel & Luxury Goods — 2.4%
	31	Columbia Sportswear Co. (a)	1,415
	30	Polo Ralph Lauren Corp.	1,519
	61	V.F. Corp.	3,513
			6,447
Thrifts & Mortgage Finance — 1.9%
	40	Golden West Financial Corp.	2,399
	20	MGIC Investment Corp.	1,291
	28	Webster Financial Corp.	1,263
			4,953
Trading Companies & Distributors — 0.9%
	33	Hughes Supply, Inc.	1,089
	41	MSC Industrial Direct Co.	1,373
			2,462
Wireless Telecommunication Services — 1.1%
	20	NII Holdings, Inc. (a)	1,723
	33	Telephone & Data Systems, Inc.	1,244
			2,967

		Total Long-Term Investments (Cost $207,170)	259,692
Short-Term Investment— 2.8%
Investment Company— 2.8%
	7,337	JPMorgan Prime Money Market Fund (b) (m) (Cost $7,337)	7,337

4

	Principal Amount
Investments of Cash Collateral for Securities Loaned — 9.1%
Certificate of Deposit— 0.4%
	$1,000	Manufacturers and Traders, 3.81%, 10/26/05	1,000
Repurchase Agreements— 8.7%
	4,000	Banc of America Securities LLC, 3.95%, dated 09/30/05, due 10/03/05, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000

	4,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05, repurchase price $4,001, collateralized by U.S. Government Agency Securities	4,000

	4,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $4,001, collateralized by U.S. Government Agency Securities	4,000

	4,000	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $4,001, collateralized by U.S. Government Agency Securities	4,000

	4,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000

	2,857	UBS Securities LLC., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $2,858, collateralized by U.S. Government Agency Securities	2,857
			22,857
		Total Investments of Cash Collateral for Securites Loaned
		(Cost $25,138)	23,857
Total Investments — 110.1%
(Cost $239,645)			$290,886
Liabilities in Excess of Other Assets — (10.1)%			(26,739)
Net Assets — 100.0%			$264,147

Percentages indicated are based on net assets.

Abbreviations:

(a)                                  Non-income producing security.

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)                               All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT                     Real Estate Investment Trust

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,137
Aggregate gross unrealized depreciation	(3,896)
Net unrealized appreciation/depreciation	$51,241

Federal income tax cost of investments	$239,645

5

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments— 96.4%
Common Stocks — 96.4%
Aerospace & Defense — 2.1%
	28	Armor Holdings, Inc. (a)	$1,183
	76	Aviall, Inc. (a)	2,577
	52	BE Aerospace, Inc. (a)	860
	11	Curtiss-Wright Corp.	654
	81	Esterline Technologies Corp. (a)	3,077
	34	Heico Corp.	787
	21	Hexcel Corp. (a)	380
	43	Kaman Corp., Class A	881
	225	Moog, Inc., Class A (a)	6,629
	26	Orbital Sciences Corp. (a)	330
	12	Triumph Group, Inc. (a)	442
			17,800
Air Freight & Logistics — 0.1%
	28	Hub Group, Inc., Class A (a)	1,013
Airlines — 1.0%
	48	Alaska Air Group, Inc. (a)	1,392
	45	Continental Airlines, Inc., Class B (a)	437
	175	ExpressJet Holdings, Inc. (a)	1,573
	101	Mesa Air Group, Inc. (a)	833
	91	Pinnacle Airlines Corp. (a)	592
	88	Skywest, Inc.	2,366
	52	US Airways Group, Inc. (a)	1,088
			8,281
Auto Components — 0.5%
	28	American Axle & Manufacturing Holdings, Inc.	646
	51	ArvinMeritor, Inc.	850
	71	Hayes Lemmerz International, Inc. (a)	316
	14	Sauer-Danfoss, Inc.	276
	122	Tenneco Automotive, Inc. (a)	2,140
			4,228
Automobiles — 0.4%
	59	Fleetwood Enterprises, Inc. (a)	728
	73	Thor Industries, Inc.	2,489
	12	Winnebago Industries, Inc.	348
			3,565
Biotechnology — 3.4%
	32	Abgenix, Inc. (a)	399
	121	Alexion Pharmaceuticals, Inc. (a)	3,344
	60	Alkermes, Inc. (a)	1,006
	46	Amylin Pharmaceuticals, Inc. (a)	1,604
	35	Applera Corp. - Celera Genomics Group (a)	425
	42	Cell Genesys, Inc. (a)	232
	83	Cubist Pharmaceuticals, Inc. (a)	1,777
	22	CV Therapeutics, Inc. (a)	599
	24	Diversa Corp. (a)	139
	108	Encysive Pharmaceuticals, Inc. (a)	1,273
	32	Enzon Pharmaceuticals, Inc. (a)	214
	12	Exelixis, Inc. (a)	94
	321	Genelabs Technologies (a)	205
	24	ICOS Corp. (a)	671
	72	Incyte Corp. (a)	337
	64	Lifecell Corp. (a)	1,391
	49	Ligand Pharmaceuticals, Inc., Class B (a)	451
	31	Martek Biosciences Corp. (a)	1,075
	70	Myogen, Inc. (a)	1,638
	70	Myriad Genetics, Inc. (a)	1,530
	130	Nabi Biopharmaceuticals (a)	1,698
	25	OSI Pharmaceuticals, Inc. (a)	737
	30	Renovis, Inc. (a)	403
	126	Rigel Pharmaceuticals, Inc. (a)	3,002
	55	Seattle Genetics, Inc. (a)	288
	45	Telik, Inc. (a)	740
	29	United Therapeutics Corp. (a)	2,024
	32	Vertex Pharmaceuticals, Inc. (a)	709
			28,005
Building Products — 2.2%
	31	ElkCorp	1,116
	18	Griffon Corp. (a)	450
	107	Jacuzzi Brands, Inc. (a)	861
	144	Lennox International, Inc.	3,941

1

	48	NCI Building Systems, Inc. (a)	1,942
	153	Universal Forest Products, Inc.	8,747
	29	York International Corp.	1,615
			18,672
Capital Markets — 0.2%
	23	National Financial Partners Corp.	1,024
	35	Waddell & Reed Financial, Inc.	672
			1,696
Chemicals — 1.5%
	77	FMC Corp. (a)	4,423
	77	Georgia Gulf Corp.	1,864
	10	H.B. Fuller Co.	295
	27	Headwaters, Inc. (a)	995
	84	Hercules, Inc. (a)	1,026
	28	Kronos Worldwide, Inc.	873
	29	NewMarket Corp. (a)	496
	130	PolyOne Corp. (a)	786
	39	Terra Industries, Inc. (a)	259
	104	W.R. Grace & Co. (a)	933
	54	Wellman, Inc.	341
			12,291
Commercial Banks — 5.9%
	15	ABC Bancorp (m)	281
	33	Amcore Financial, Inc.	1,024
	7	AmericanWest Bancorp (a)	150
	4	BancFirst Corp.	365
	77	Bank of the Ozarks, Inc.	2,647
	10	Capital Corp. of the West	313
	26	Capitol Bancorp Ltd.	829
	14	Center Financial Corp.	320
	38	Central Pacific Financial Corp.	1,323
	16	Chemical Financial Corp.	525
	23	City Holding Co.	822
	23	Columbia Banking System, Inc.	593
	96	Community Bank System, Inc.	2,179
	17	Community Trust Bancorp, Inc.	540
	92	EuroBancshares, Inc. (a)	1,370
	115	First Bancorp	1,953
	2	First Regional Bancorp./CA (a)	142
	25	First Republic Bank	881
	73	First State Bancorp, Inc.	1,555
	21	Glacier Bancorp, Inc.	650
	66	Gold Banc Corp., Inc.	983
	39	Greater Bay Bancorp	971
	53	Hanmi Financial Corp.	950
	68	IBERIABANK Corp.	3,614
	52	Independent Bank Corp./MI	1,521
	93	Irwin Financial Corp.	1,902
	6	Macatawa Bank Corp.	217
	15	MB Financial, Inc.	569
	25	Mercantile Bank Corp.	1,076
	24	Nara Bancorp, Inc.	356
	40	Oriental Financial Group	492
	44	Pacific Capital Bancorp	1,455
	12	Peoples Bancorp, Inc.	332
	85	PrivateBancorp, Inc.	2,914
	72	Republic Bancorp, Inc.	1,016
	5	Republic Bancorp, Inc., Class A	108
	7	Santander Bancorp	160
	12	Simmons First National Corp., Class A	328
	9	Southwest Bancorp, Inc.	187
	6	State Financial Services Corp.	204
	15	Sterling Bancorp	333
	113	Sterling Bancshares, Inc.	1,664
	110	Summit Bancshares, Inc.	2,011
	11	Sun Bancorp, Inc. (a)	226
	6	Taylor Capital Group, Inc.	212
	12	TriCo Bancshares	252
	20	Umpqua Holdings Corp.	484
	61	West Coast Bancorp	1,522
	59	Westamerica Bancorp	3,032
	5	Western Sierra Bancorp (a)	186
	33	Wilshire Bancorp, Inc.	502
	15	Wintrust Financial Corp.	749
			48,990
Commercial Services & Supplies — 3.1%
	113	Angelica Corp.	2,008
	13	Banta Corp.	636
	19	Coinstar, Inc. (a)	355

2

116	Corinthian Colleges, Inc. (a)	1,538
5	CRA International, Inc. (a)	225
27	DiamondCluster International, Inc. (a)	202
35	Duratek, Inc. (a)	645
33	Geo Group, Inc. (The) (a)	861
7	Gevity HR, Inc.	185
74	Heidrick & Struggles, Inc. (a)	2,383
33	Hudson Highland Group, Inc. (a)	814
287	IKON Office Solutions, Inc.	2,864
20	Imagistics International, Inc. (a)	845
27	Interpool, Inc.	495
56	John H. Harland Co.	2,482
24	Kforce, Inc. (a)	244
18	Korn/Ferry International (a)	287
72	Labor Ready, Inc. (a)	1,849
56	Navigant Consulting, Inc. (a)	1,063
19	Pre-Paid Legal Services, Inc.	751
30	SOURCECORP, Inc. (a)	635
45	Spherion Corp. (a)	343
111	TeleTech Holdings, Inc. (a)	1,108
23	Tetra Tech, Inc. (a)	380
46	United Rentals, Inc. (a)	901
28	United Stationers, Inc. (a)	1,331
6	Vertrue, Inc. (a)	204
14	Waste Connections, Inc. (a)	495
		26,129
Communications Equipment — 2.8%
143	3Com Corp. (a)	581
36	Ariba, Inc. (a)	202
106	Arris Group, Inc. (a)	1,262
15	Audiovox Corp. (a)	212
47	Avocent Corp. (a)	1,481
18	Bel Fuse, Inc., Class B	670
31	Black Box Corp.	1,313
31	C-COR, Inc. (a)	212
260	CIENA Corp. (a)	686
58	CommScope, Inc. (a)	1,009
13	Comtech Telecommunications Corp. (a)	556
21	Ditech Communications Corp. (a)	144
24	Echelon Corp. (a)	224
73	Extreme Networks, Inc. (a)	325
30	Finisar Corp. (a)	41
64	Foundry Networks, Inc. (a)	808
61	Glenayre Technologies, Inc. (a)	218
42	Harmonic, Inc. (a)	247
110	Inter-Tel, Inc.	2,299
10	Interdigital Communications Corp. (a)	190
79	MRV Communications, Inc. (a)	169
34	Netgear, Inc. (a)	816
89	Plantronics, Inc.	2,733
15	Polycom, Inc. (a)	247
111	Powerwave Technologies, Inc. (a)	1,435
28	Redback Networks, Inc. (a)	276
43	SafeNet, Inc. (a)	1,547
116	Symmetricom, Inc. (a)	894
50	Tekelec (a)	1,052
48	Terayon Communication Systems, Inc. (a)	186
114	Utstarcom, Inc. (a)	931
72	Westell Technologies, Inc. (a)	263
		23,229
Computers & Peripherals — 1.6%
79	Adaptec, Inc. (a)	302
35	Advanced Digital Information Corp. (a)	332
221	Brocade Communications Systems, Inc. (a)	902
26	Dot Hill Systems Corp. (a)	177
12	Electronics for Imaging, Inc. (a)	282
83	Gateway, Inc. (a)	224
59	Hutchinson Technology, Inc. (a)	1,528
25	Hypercom Corp. (a)	165
51	Imation Corp.	2,199
52	Intergraph Corp. (a)	2,307
57	Komag, Inc. (a)	1,828
180	Maxtor Corp. (a)	791
18	Palm, Inc. (a)	499
109	Quantum Corp. (a)	336
7	Stratasys, Inc. (a)	205
24	Synaptics, Inc. (a)	455
17	UNOVA, Inc. (a)	605
		13,137

3

Construction & Engineering — 0.4%
	17	Dycom Industries, Inc. (a)	339
	18	MasTec, Inc. (a)	193
	38	Quanta Services, Inc. (a)	490
	20	URS Corp. (a)	804
	29	Washington Group International, Inc. (a)	1,579
			3,405
Construction Materials — 0.5%
	15	Ameron International Corp.	691
	23	Eagle Materials, Inc.	2,731
	18	Texas Industries, Inc.	958
			4,380
Consumer Finance — 1.3%
	15	ACE Cash Express, Inc. (a)	285
	26	Advanta Corp.	742
	20	Asta Funding, Inc.	613
	197	Cash America International, Inc.	4,081
	50	CompuCredit Corp. (a)	2,239
	69	Metris Cos., Inc. (a)	1,005
	12	United PanAm Financial Corp. (a)	305
	55	World Acceptance Corp. (a)	1,385
			10,655
Containers & Packaging — 0.5%
	23	Greif, Inc., Class A	1,352
	95	Silgan Holdings, Inc.	3,170
			4,522
Distributors — 0.2%
	42	Handleman Co.	533
	38	WESCO International, Inc. (a)	1,274
			1,807
Diversified Financial Services — 0.8%
	7	Encore Capital Group, Inc. (a)	132
	15	eSpeed, Inc. (a)	112
	81	GATX Corp.	3,188
	48	Knight Capital Group, Inc. (a)	397
	51	Nasdaq Stock Market, Inc. (a)	1,290
	102	Technology Investment Capital Corp.	1,607
			6,726
Diversified Telecommunication Services — 1.0%
	40	Broadwing Corp. (a)	200
	468	Cincinnati Bell, Inc. (a)	2,063
	63	CT Communications, Inc.	774
	14	Golden Telecom, Inc. (Russia)	433
	454	Premiere Global Services, Inc. (a)	3,710
	30	Talk America Holdings, Inc. (a)	285
	137	Time Warner Telecom, Inc., Class A (a)	1,069
			8,534
Electric Utilities — 0.7%
	24	Black Hills Corp.	1,050
	55	El Paso Electric Co. (a)	1,136
	18	Idacorp, Inc.	539
	5	MGE Energy, Inc.	175
	5	UIL Holdings Corp.	283
	74	Unisource Energy Corp.	2,473
			5,656
Electrical Equipment — 0.2%
	10	Encore Wire Corp. (a)	157
	46	Evergreen Solar, Inc. (a)	426
	58	General Cable Corp. (a)	966
	23	Power-One, Inc. (a)	125
	30	Valence Technology, Inc. (a)	82
			1,756
Electronic Equipment & Instruments — 2.2%
	60	Aeroflex, Inc. (a)	557
	84	Agilysis, Inc.	1,410
	85	Anixter International, Inc. (a)	3,408
	8	BEI Technologies, Inc.	262
	59	Bell Microproducts, Inc. (a)	589
	53	Benchmark Electronics, Inc. (a)	1,584
	40	Brightpoint, Inc. (a)	764
	29	Checkpoint Systems, Inc. (a)	683
	59	CTS Corp.	708
	13	Electro Scientific Industries, Inc. (a)	286
	7	Faro Technologies, Inc. (a)	131
	81	Global Imaging Systems, Inc (a)	2,768
	36	Itron, Inc. (a)	1,639
	25	Lexar Media, Inc. (a)	162
	13	MTS Systems Corp.	491
	28	Radisys Corp. (a)	534

4

25	Rofin-Sinar Technologies, Inc. (a)	942
53	Sypris Solutions, Inc.	569
88	TTM Technologies, Inc. (a)	631
		18,118
Energy Equipment & Services — 2.9%
199	Grey Wolf, Inc. (a)	1,678
15	Gulf Island Fabrication, Inc.	440
25	Gulfmark Offshore, Inc. (a)	810
46	Hanover Compressor Co. (a)	631
22	Hydril (a)	1,483
140	Key Energy Services, Inc. (a)	2,062
44	Lone Star Technologies, Inc. (a)	2,446
9	Lufkin Industries, Inc.	396
68	Oceaneering International, Inc. (a)	3,610
30	Offshore Logistics, Inc. (a)	1,110
29	Oil States International, Inc. (a)	1,049
125	Parker Drilling Co. (a)	1,154
144	Todco, Class A (a)	6,006
44	Veritas DGC, Inc. (a)	1,622
		24,497
Food & Staples Retailing — 0.5%
31	Great Atlantic & Pacific Tea Co., Inc. (a)	871
13	Nash Finch Co.	553
65	Pantry, Inc. (The) (a)	2,429
32	Pathmark Stores, Inc. (a)	360
		4,213
Food Products — 1.0%
125	Chiquita Brands International, Inc.	3,499
76	Corn Products International, Inc.	1,535
20	Flowers Foods, Inc.	536
14	J & J Snack Foods Corp.	786
53	Sanderson Farms, Inc.	1,966
		8,322
Gas Utilities — 1.2%
59	New Jersey Resources Corp.	2,717
41	Nicor, Inc.	1,736
30	Northwest Natural Gas Co.	1,131
35	South Jersey Industries, Inc.	1,014
68	Southwest Gas Corp.	1,852
46	WGL Holdings, Inc.	1,472
		9,922
Health Care Equipment & Supplies — 2.9%
46	Align Technology, Inc. (a)	312
3	Analogic Corp.	166
32	Animas Corp. (a)	503
22	Arrow International, Inc.	609
38	Arthrocare Corp. (a)	1,520
5	Bio-Rad Laboratories, Inc., Class A (a)	297
23	Biosite, Inc. (a)	1,392
84	Conmed Corp. (a)	2,336
31	Diagnostic Products Corp.	1,629
176	Encore Medical Corp. (a)	825
13	EPIX Pharmaceuticals, Inc. (a)	103
15	Immucor, Inc. (a)	421
31	Integra LifeSciences Holdings Corp. (a)	1,175
16	Inverness Medical Innovations, Inc. (a)	417
21	Kyphon, Inc. (a)	905
38	Mentor Corp.	2,079
61	Nektar Therapeutics (a)	1,034
50	Neurometrix, Inc. (a)	1,486
14	Palomar Medical Technologies, Inc. (a)	365
41	PolyMedica Corp.	1,443
114	Steris Corp.	2,703
53	SurModics, Inc. (a)	2,039
		23,759
Health Care Providers & Services — 4.3%
40	Alderwoods Group, Inc. (a)	654
141	Alliance Imaging, Inc. (a)	1,209
20	America Service Group, Inc. (a)	330
77	Andrx Corp. (a)	1,191
51	Apria Healthcare Group, Inc. (a)	1,634
16	Cardinal Financial Corp. (a)	155
107	Centene Corp. (a)	2,673
74	Computer Programs & Systems, Inc.	2,539
10	Dendrite International, Inc. (a)	197
25	Genesis HealthCare Corp. (a)	1,020
118	Kindred Healthcare, Inc. (a)	3,513
41	LCA Vision, Inc.	1,511

5

77	OCA, Inc. (a)	116
80	Owens & Minor, Inc.	2,342
51	Pediatrix Medical Group, Inc. (a)	3,948
101	Per-Se Technologies, Inc. (a)	2,089
131	PSS World Medical, Inc. (a)	1,745
46	Res-Care, Inc. (a)	703
166	Stewart Enterprises, Inc.	1,100
38	Symbion, Inc. (a)	973
31	Trizetto Group (a)	442
89	United Surgical Partners International, Inc. (a)	3,489
70	Ventiv Health, Inc. (a)	1,835
		35,408
Hotels, Restaurants & Leisure — 2.0%
76	Ameristar Casinos, Inc.	1,584
29	Argosy Gaming Co. (a)	1,344
12	CEC Entertainment, Inc. (a)	381
98	CKE Restaurants, Inc.	1,294
41	Domino’s Pizza, Inc.	956
32	Jack in the Box, Inc. (a)	942
176	Landry’s Restaurants, Inc.	5,166
49	Multimedia Games, Inc. (a)	479
22	O’Charley’s, Inc. (a)	309
50	Pinnacle Entertainment, Inc. (a)	913
25	Rare Hospitality International, Inc. (a)	650
94	Ruby Tuesday, Inc.	2,050
25	Ryan’s Restaurant Group, Inc. (a)	288
		16,356
Household Durables — 1.3%
1	CSS Industries, Inc.	27
38	Jarden Corp. (a)	1,552
51	Levitt Corp., Class A	1,177
34	Stanley Furniture Co., Inc.	880
109	Technical Olympic USA, Inc.	2,855
109	Tupperware Corp.	2,481
60	WCI Communities, Inc. (a)	1,699
		10,671
Industrial Conglomerates — 0.3%
8	Acco Brands Corp. (a) (m)	223
55	Walter Industries, Inc.	2,681
		2,904
Information Technology — 0.0%
26	Covansys Corp. (a)	410
Insurance — 2.7%
16	American Physicians Capital, Inc. (a)	776
36	Argonaut Group, Inc. (a)	983
133	Delphi Financial Group, Inc.	6,220
34	Direct General Corp.	671
31	LandAmerica Financial Group, Inc.	1,998
19	Midland Co. (The)	688
2	Navigators Group, Inc. (a)	82
218	PMA Capital Corp., Class A (a)	1,918
7	Safety Insurance Group, Inc.	249
30	Selective Insurance Group	1,447
33	Stewart Information Services Corp.	1,695
14	United Fire & Casualty Co.	614
80	Zenith National Insurance Corp.	5,021
		22,362
Internet & Catalog Retail — 0.2%
21	GSI Commerce, Inc. (a)	410
44	Insight Enterprises, Inc. (a)	818
9	J. Jill Group, Inc. (The) (a)	144
12	Nutri/System, Inc. (a)	298
		1,670
Internet Software & Services — 2.3%
2	aQuantive, Inc. (a)	38
60	AsiaInfo Holdings, Inc. (a)	290
20	Blue Coat Systems, Inc. (a)	865
9	Click Commerce, Inc. (a)	160
339	CMGI, Inc. (a)	565
123	CNET Networks, Inc. (a)	1,669
25	Digital Insight Corp. (a)	659
29	Digital River, Inc. (a)	997
109	Digitas, Inc. (a)	1,243
201	EarthLink, Inc. (a)	2,145
17	Equinix, Inc. (a)	712
49	Infospace, Inc. (a)	1,179
49	Internet Security Systems (a)	1,181
6	Interwoven, Inc. (a)	47
37	Ipass, Inc. (a)	196

6

	31	j2 Global Communications, Inc. (a)	1,249
	34	Jupitermedia Corp. (a)	609
	38	Openwave Systems, Inc. (a)	678
	63	SupportSoft, Inc. (a)	319
	75	United Online, Inc.	1,036
	67	ValueClick, Inc. (a)	1,150
	44	WebEx Communications, Inc. (a)	1,066
	22	webMethods, Inc. (a)	155
	17	Websense, Inc. (a)	866
			19,074
IT Services — 1.6%
	106	Acxiom Corp.	1,992
	445	BearingPoint, Inc. (a)	3,374
	122	Ciber, Inc. (a)	904
	37	CSG Systems International, Inc. (a)	805
	39	Euronet Worldwide, Inc. (a)	1,163
	41	Gartner, Inc., Class A (a)	480
	18	Intrado, Inc. (a)	323
	29	Lionbridge Technologies (a)	195
	48	Mantech International Corp., Class A (a)	1,278
	83	Perot Systems Corp., Class A (a)	1,177
	30	Startek, Inc.	391
	77	Sykes Enterprises, Inc. (a)	915
	30	Tyler Technologies, Inc. (a)	244
			13,241
Leisure Equipment & Products — 0.6%
	64	JAKKS Pacific, Inc. (a)	1,034
	45	K2, Inc. (a)	514
	33	MarineMax, Inc. (a)	828
	57	RC2 Corp. (a)	1,907
	28	Steinway Musical Instruments, Inc. (a)	733
			5,016
Machinery — 3.4%
	66	AGCO Corp. (a) (m)	1,199
	48	Astec Industries, Inc. (a)	1,360
	58	Barnes Group, Inc.	2,069
	50	Briggs & Stratton Corp.	1,740
	31	Cascade Corp.	1,485
	71	Crane Co.	2,106
	17	ESCO Technologies, Inc. (a)	831
	50	Flowserve Corp. (a)	1,821
	31	Greenbrier Cos., Inc.	1,021
	54	JLG Industries, Inc.	1,991
	57	Lincoln Electric Holdings, Inc.	2,242
	50	Manitowoc Co., Inc.	2,487
	7	Middleby Corp. (a)	529
	26	NACCO Industries, Inc., Class A	2,930
	40	Reliance Steel & Aluminum Co.	2,112
	11	Tecumseh Products Co., Class A	232
	25	Valmont Industries, Inc.	743
	38	Wabash National Corp.	747
	32	Watts Water Technologies, Inc., Class A	918
			28,563
Marine — 0.1%
	16	Kirby Corp. (a)	771
Media — 2.3%
	15	Advo, Inc.	457
	31	Arbitron, Inc.	1,231
	27	Catalina Marketing Corp.	609
	540	Charter Communications, Inc., Class A (a)	810
	222	Gemstar-TV Guide International, Inc. (a)	658
	33	Gray Television, Inc.	351
	31	Insight Communications Co., Inc., Class A (a)	363
	146	Lodgenet Entertainment Corp. (a)	2,146
	29	Media General, Inc., Class A	1,659
	197	Mediacom Communications Corp., Class A (a)	1,455
	289	Primedia, Inc. (a)	1,183
	49	ProQuest Co. (a)	1,759
	184	Radio One, Inc., Class D (a)	2,414
	21	RCN Corp. (a)	435
	20	Saga Communications, Inc., Class A (a)	261
	42	Scholastic Corp. (a)	1,560
	30	Valassis Communications, Inc. (a)	1,177
	70	World Wrestling Entertainment, Inc.	907
			19,435

7

Metals & Mining — 2.0%
	32		AK Steel Holding Corp. (a)	278
	18		Chaparral Stell Co. (a)	444
	159		Commercial Metals Co.	5,361
	13		Metal Management, Inc.	317
	30		NN, Inc.	357
	23		Oregon Steel Mills, Inc. (a)	647
	84		Quanex Corp.	5,592
	62		Ryerson Tull, Inc.	1,312
	57		Steel Dynamics, Inc.	1,943
				16,251
Multi-Utilities — 0.6%
	47		Avista Corp.	904
	39		NorthWestern Corp.	1,177
	177		Sierra Pacific Resources (a)	2,633
				4,714
Multiline Retail — 0.2%
	61		ShopKo Stores, Inc. (a)	1,549
Oil, Gas & Consumable Fuels — 3.0%
	31		ATP Oil & Gas Corp. (a)	1,002
	17		Callon Petroleum Co. (a)	358
	41		Cimarex Energy Co. (a)	1,858
	16		Clayton Williams Energy, Inc. (a)	695
	23		Comstock Resources, Inc. (a)	755
	38		Energy Partners Ltd. (a)	1,171
	38		Frontier Oil Corp.	1,676
	18		Giant Industries, Inc. (a)	1,060
	145		Houston Exploration Co. (a)	9,738
	14		Penn Virginia Corp.	814
	53		St. Mary Land & Exploration Co.	1,947
	35		Stone Energy Corp. (a)	2,106
	31		Swift Energy Co. (a)	1,404
	14		World Fuel Services Corp.	467
				25,051
Paper & Forest Products — 0.1%
	22		Schweitzer-Mauduit International, Inc.	482
Personal Products — 0.2%
	8		Parlux Fragrances, Inc. (a)	227
	123		Playtex Products, Inc. (a)	1,350
				1,577
Pharmaceuticals — 1.5%
	179		Adolor Corp. (a)	1,910
	99		AtheroGenics, Inc. (a)	1,579
	37		Auxilium Pharmaceuticals, Inc. (a)	184
	583		AVANIR Pharmaceuticals, Class A (a)	1,801
	29		Conor Medsystems, Inc. (a)	677
	239		Cypress Bioscience, Inc. (a)	1,293
	38		Impax Laboratories, Inc. (a)	456
	82		Medicis Pharmaceutical Corp., Class A	2,673
	8		Par Pharmaceutical Cos, Inc. (a)	224
	86		Theravance, Inc. (a)	1,799
				12,596
Real Estate — 7.0%
	89		Affordable Residential Communities (m) REIT	896
	101		American Home Mortgage Investment Corp. REIT	3,054
	103		Anthracite Capital, Inc. REIT	1,190
	78		Ashford Hospitality Trust, Inc.	838
	18		Boykin Lodging Co. REIT (a)	217
	56		Capital Automotive REIT REIT	2,176
	43		Entertainment Properties Trust REIT	1,919
	93		Equity Inns, Inc. REIT	1,258
	138		FelCor Lodging Trust, Inc. REIT (a)	2,083
	46		Glimcher Realty Trust REIT	1,121
	22		Government Properties Trust, Inc. REIT	213
	42		Impac Mortgage Holdings, Inc. REIT	512
	203		Innkeepers USA Trust REIT	3,139
	34		Jones Lang LaSalle, Inc.	1,557
	115		Kilroy Realty Corp. REIT	6,443
	24		LaSalle Hotel Properties REIT	837
	151		Lexington Corporate Properties Trust REIT	3,547
	123		LTC Properties, Inc. REIT	2,601
	110		Maguire Properties, Inc. REIT	3,303
	219		Meristar Hospitality Corp. REIT (a)	1,995
	95		MFA Mortgage Investments, Inc. REIT	579
	135		Mid-America Apartment Communities, Inc. REIT	6,260
	14		National Health Investors, Inc. REIT	398
	34		Novastar Financial, Inc. REIT	1,112
	91		Pennsylvania Real Estate Investment Trust REIT	3,851
	—	(h)	Post Properties, Inc. REIT	15

8

	129	RAIT Investment Trust REIT	3,679
	62	Saul Centers, Inc. REIT	2,228
	34	Taubman Centers, Inc. REIT	1,091
			58,112
Road & Rail — 1.4%
	17	Amerco, Inc. (a)	978
	25	Arkansas Best Corp.	875
	61	Dollar Thrifty Automotive Group, Inc. (a)	2,050
	8	Frozen Food Express Industries (a)	82
	77	Genesee & Wyoming, Inc., Class A (a)	2,444
	7	Marten Transport Ltd. (a)	170
	16	Old Dominion Freight Line (a)	529
	80	RailAmerica, Inc. (a)	956
	100	SCS Transportation, Inc. (a)	1,576
	53	U.S. Xpress Enterprises, Inc., Class A (a)	613
	10	USA Truck, Inc. (a)	250
	80	Werner Enterprises, Inc.	1,375
			11,898
Semiconductors & Semiconductor Equipment — 4.7%
	24	Actel Corp. (a)	349
	32	ADE Corp. (a) (m)	713
	66	Advanced Energy Industries, Inc. (a)	710
	99	AMIS Holdings, Inc. (a)	1,174
	154	Amkor Technology, Inc. (a)	674
	106	Applied Micro Circuits Corp. (a)	318
	27	Asyst Technologies, Inc. (a)	124
	299	Atmel Corp. (a)	615
	18	ATMI, Inc. (a)	546
	40	August Technology Corp. (a)	426
	136	Axcelis Technologies, Inc. (a)	710
	19	Brooks Automation, Inc. (a)	251
	37	Cabot Microelectronics Corp. (a)	1,081
	107	Cirrus Logic, Inc. (a)	813
	38	Cohu, Inc.	908
	345	Conexant Systems, Inc. (a)	618
	54	Credence Systems Corp. (a)	427
	42	Cymer, Inc. (a)	1,300
	83	Cypress Semiconductor Corp. (a)	1,242
	23	Diodes, Inc. (a)	816
	23	DSP Group, Inc. (a)	590
	74	Entegris, Inc. (a)	840
	21	Exar Corp. (a)	287
	37	Fairchild Semiconductor International, Inc. (a)	551
	17	Genesis Microchip, Inc. (a)	369
	45	Integrated Device Technology, Inc. (a)	485
	27	Integrated Silicon Solutions, Inc. (a)	223
	61	IXYS Corp. (a)	639
	24	Kopin Corp. (a)	165
	72	Kulicke & Soffa Industries, Inc. (a)	524
	48	Lattice Semiconductor Corp. (a)	203
	56	LTX Corp. (a)	235
	62	Mattson Technology, Inc. (a)	468
	84	Micrel, Inc. (a)	946
	62	Microsemi Corp. (a)	1,589
	77	MIPS Technologies, Inc. (a)	527
	18	MKS Instruments, Inc. (a)	317
	68	Omnivision Technologies, Inc. (a)	854
	319	ON Semiconductor Corp. (a)	1,650
	69	Photronics, Inc. (a)	1,344
	35	Pixelworks, Inc. (a)	229
	95	PMC-Sierra, Inc. (a)	841
	18	Power Integrations, Inc. (a)	383
	54	Rambus, Inc. (a)	657
	180	RF Micro Devices, Inc. (a)	1,015
	44	Semitool, Inc. (a)	347
	74	Semtech Corp. (a)	1,219
	41	Sigmatel, Inc. (a)	838
	87	Silicon Image, Inc. (a)	773
	38	Silicon Laboratories, Inc. (a)	1,161
	63	Silicon Storage Technology, Inc. (a)	338
	124	Skyworks Solutions, Inc. (a)	871
	18	Standard Microsystems Corp. (a)	529
	12	Supertex, Inc. (a)	369
	29	Tessera Technologies, Inc. (a)	858
	9	Ultratech, Inc. (a)	133
	23	Varian Semiconductor Equipment Associates, Inc. (a)	953

9

	170	Vitesse Semiconductor Corp. (a)	320
	26	Zoran Corp. (a)	373
			38,828
Software — 2.4%
	7	Ansoft Corp. (a)	198
	22	Ansys, Inc. (a)	858
	52	Aspen Technology, Inc. (a)	323
	36	Borland Software Corp. (a)	209
	31	Epicor Software Corp. (a)	402
	26	EPIQ Systems, Inc. (a)	563
	24	Factset Research Systems, Inc.	833
	15	Filenet Corp. (a)	427
	44	Informatica Corp. (a)	526
	7	Intervideo, Inc. (a)	67
	13	InterVoice, Inc. (a)	114
	33	JDA Software Group, Inc. (a)	502
	12	Kronos, Inc. (a)	536
	16	Macrovision Corp. (a)	302
	37	Magma Design Automation, Inc. (a)	299
	29	Manhattan Associates, Inc. (a)	671
	56	Mentor Graphics Corp. (a)	480
	19	MicroStrategy, Inc. (a)	1,350
	17	MRO Software, Inc. (a)	291
	273	Parametric Technology Corp. (a)	1,900
	7	Pegasystems, Inc. (a)	43
	66	Phoenix Technologies Ltd. (a)	495
	89	Progress Software Corp. (a)	2,834
	7	Quality Systems, Inc. (a)	470
	23	Quest Software, Inc. (a)	339
	133	Secure Computing Corp. (a)	1,510
	6	SPSS, Inc. (a)	134
	9	SS&C Technologies, Inc.	311
	17	Talx Corp.	569
	38	TIBCO Software, Inc. (a)	319
	11	TradeStation Group, Inc. (a)	115
	46	Transaction Systems Architechs, Inc. (a)	1,270
	52	Wind River Systems, Inc. (a)	672
			19,932
Specialty Retail — 4.6%
	326	Aaron Rents, Inc.	6,897
	95	Asbury Automotive Group, Inc. (a)	1,613
	20	Big 5 Sporting Goods Corp.	465
	21	Build-A-Bear Workshop, Inc. (a)	462
	15	Building Material Holding Corp.	1,407
	60	Burlington Coat Factory Warehouse Corp.	2,267
	322	Charming Shoppes, Inc. (a)	3,439
	39	Children’s Place Retail Stores, Inc. (a)	1,401
	21	Dress Barn, Inc. (a)	485
	10	Electronics Boutique Holdings Corp. (a)	635
	65	Genesco, Inc. (a)	2,420
	129	Guess?, Inc. (a)	2,756
	35	HOT Topic, Inc. (a)	530
	49	Lithia Motors, Inc., Class A	1,411
	53	Movie Gallery, Inc.	553
	99	Pacific Sunwear of California, Inc. (a)	2,122
	52	Petco Animal Supplies, Inc. (a)	1,100
	47	Select Comfort Corp. (a)	939
	20	Sonic Automotive, Inc.	449
	13	Sports Authority, Inc. (The) (a)	383
	46	Stage Stores, Inc.	1,233
	99	Stein Mart, Inc.	2,006
	89	Too, Inc. (a)	2,452
	20	Trans World Entertainment Corp. (a)	158
	24	United Auto Group, Inc.	803
			38,386
Textiles, Apparel & Luxury Goods — 1.1%
	18	Brown Shoe Co., Inc.	601
	10	Deckers Outdoor Corp. (a)	250
	18	DHB Industries, Inc. (a)	77
	70	K-Swiss, Inc., Class A	2,082
	41	Kellwood Co.	1,052
	43	Kenneth Cole Productions, Inc., Class A	1,176
	42	Movado Group, Inc.	779
	9	Oxford Industries, Inc.	388
	21	Russell Corp.	299
	70	Skechers U.S.A., Inc., Class A (a)	1,138
	36	Unifirst Corp.	1,276
			9,118

10

Thrifts & Mortgage Finance — 3.0%
	44	Accredited Home Lenders Holding Co. (a)	1,558
	161	BankAtlantic Bancorp, Inc., Class A	2,739
	2	Capital Crossing Bank (a)	76
	19	Commercial Capital Bancorp, Inc.	328
	86	Corus Bankshares, Inc.	4,726
	21	Dime Community Bancshares	302
	77	First Niagara Financial Group, Inc.	1,110
	12	First Place Financial Corp.	268
	19	FirstFed Financial Corp. (a)	1,017
	47	Flagstar Bancorp, Inc.	758
	69	Fremont General Corp.	1,495
	29	Gibraltar Industries, Inc.	659
	14	ITLA Capital Corp. (a)	714
	88	Partners Trust Financial Group, Inc.	1,013
	85	Provident New York Bancorp	994
	140	R&G Financial Corp., Class B	1,924
	57	Sterling Financial Corp.	1,285
	261	W Holding Co., Inc.	2,498
	29	WSFS Financial Corp.	1,702
			25,166
Tobacco — 0.4%
	172	Alliance One International, Inc.	608
	64	Universal Corp.	2,478
			3,086
Trading Companies & Distributors — 1.5%
	271	Applied Industrial Technologies, Inc.	9,707
	84	Hughes Supply, Inc.	2,722
	16	Nuco2, Inc. (a)	420
			12,849
Wireless Telecommunication Services — 0.5%
	79	Centennial Communications Corp. (a)	1,189
	302	Dobson Communications Corp. (a)	2,316
	24	InPhonic, Inc. (a)	335
			3,840
		Total Long-Term Investments (Cost $735,656)	802,624

Short-Term Investments — 3.7%
Investment Company — 3.3%
	27,755	JPMorgan Prime Money Market Fund (b) (m)	27,755

	Principal Amount
Treasury Note — 0.4%
	$3,350	U.S. Treasury Notes 1.88%, 11/30/05 (k) (m)	3,342
		Total Short-Term Investments (Cost $31,080)	31,097

Investments of Cash Collateral for Securities Loaned — 24.5%
Repurchase Agreements — 23.3%
	40,000	Banc of America Securities LLC., 3.77%, dated 09/30/05, due 11/01/05, repurchase price $40,134, collateralized by U.S. Government Agency Mortgages	40,000

	40,000	Barclays Capital, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $40,013, collateralized by U.S.Government Agency Securities	40,000

	10,000	HSBC Securities Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $10,003, collateralized by U.S. Government Agency Securities	10,000

	40,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $40,013, collateralized by U.S. Government Agency Securities	40,000

	40,000	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $40,013, collateralized by U.S. Government Agency Securities	40,000

	23,578	UBS Securities LLC., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $23,586, collateralized by U.S. Government Agency Securities	23,578

11

Corporate Notes — 1.2%
	10,000	Wachovia Bank N.A., 3.80%, 10/03/05	10,000

		Total Investments of Cash Collateral for Securities Loaned (Cost $203,578)	203,578
Total Investments — 124.6% (Cost $970,314)			$1,037,299
Other Liabilities in Excess of Assets — (24.6)%			(204,512)
Net Assets — 100.0%			$832,787

Percentages indicated are based on net assets.

Abbreviations:

(a)        Non-income producing security.

(b)        Investment in affiliated. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)        Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)       All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT       Real Estate Investment Trust

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/05 (USD)	Unrealized Depreciation (USD)

93	Russell 2000 Index	December, 2005	$31,575	$(322)

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,207
Aggregate gross unrealized depreciation	(51,222)
Net unrealized appreciation/depreciation	$66,985

Federal income tax cost of investments	$970,314

12

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 96.5%
Common Stocks — 96.5%
Aerospace & Defense — 1.6%
	60	Alliant Techsystems, Inc. (a)	$4,499
	73	Esterline Technologies Corp. (a)	2,758
			7,257
Automobiles — 0.5%
	77	Winnebago Industries, Inc.	2,236
Biotechnology — 0.3%
	45	ICOS Corp. (a)	1,240
Chemicals — 5.8%
	204	Airgas, Inc.	6,041
	167	Albemarle Corp.	6,285
	81	Georgia Gulf Corp.	1,953
	122	Scotts Miracle-Gro Co. (The), Class A	10,754
			25,033
Commercial Banks — 7.6%
	77	Alabama National Bancorp	4,930
	47	Bank of the Ozarks, Inc.	1,624
	51	Boston Private Financial Holdings, Inc.	1,340
	87	East-West Bancorp, Inc.	2,948
	49	First Community Bancorp, Inc.	2,363
	107	Hancock Holding Co.	3,667
	32	MB Financial, Inc.	1,228
	134	SY Bancorp, Inc.	3,177
	258	United Bancshares, Inc.	9,017
	12	Western Alliance Bancorp (a)	331
	48	Wintrust Financial Corp.	2,422
			33,047
Commercial Services & Supplies — 4.7%
	438	Hudson Highland Group, Inc. (a)	10,932
	75	Morningstar, Inc. (a)	2,387
	205	Waste Connections, Inc. (a)	7,182
			20,501
Communications Equipment — 1.4%
	121	Avocent Corp. (a)	3,841
	112	Inter-Tel, Inc.	2,348
			6,189
Computers & Peripherals — 1.4%
	134	Intergraph Corp. (a)	5,969
Containers & Packaging — 2.0%
	72	AptarGroup, Inc.	3,596
	149	Silgan Holdings, Inc.	4,943
			8,539
Diversified Telecommunication Services — 1.3%
	147	Commonwealth Telephone Enterprises, Inc.	5,531
Electric Utilities — 0.8%
	62	ITC Holdings Corp.	1,783
	87	Pike Electric Corp.	1,633
			3,416
Electrical Equipment — 1.4%
	376	General Cable Corp. (a)	6,310
Electronic Equipment & Instruments — 1.8%
	120	Anixter International, Inc.	4,827
	62	Scansource, Inc. (a)	3,032
			7,859
Energy Equipment & Services — 2.8%
	86	FMC Technologies, Inc. (a)	3,638
	86	Maverick Tube Corp. (a)	2,592
	147	Universal Compression Holdings, Inc. (a)	5,850
			12,080
Gas Utilities — 1.1%
	78	Atmos Energy Corp.	2,206
	52	New Jersey Resources Corp.	2,373
			4,579
Health Care Equipment & Supplies — 5.4%
	83	Advanced Medical Optics, Inc. (a)	3,138
	61	Cooper Cos., Inc. (The)	4,656
	41	Datascope Corp.	1,263
	43	Idexx Laboratories, Inc. (a)	2,876
	80	Invacare Corp.	3,317
	60	Respironics, Inc. (a)	2,543
	134	Sybron Dental Specialties, Inc. (a)	5,572
			23,365

Health Care Providers & Services — 5.7%
	495	Alderwoods Group, Inc. (a)	8,105
	131	Kindred Healthcare, Inc. (a)	3,889
	94	LifePoint Hospitals, Inc. (a)	4,106
	344	PSS World Medical, Inc. (a)	4,583
	64	Sunrise Senior Living, Inc. (a)	4,265
			24,948
Hotels, Restaurants & Leisure — 4.3%
	297	Applebees International, Inc.	6,134
	77	Lone Star Steakhouse & Saloon, Inc.	1,997
	188	Orient-Express Hotels Ltd. (Bermuda)	5,332
	102	Papa Johns International, Inc. (a)	5,112
			18,575
Household Durables — 4.0%
	240	Jarden Corp. (a)	9,861
	450	Williams Scotsman International (a)	7,200
			17,061
Industrial Conglomerates — 1.0%
	214	Reddy Ice Group, Inc.	4,379
Insurance — 4.4%
	119	American Physicians Capital, Inc. (a)	5,851
	85	James River Group, Inc (a)	1,501
	185	ProAssurance Corp. (a)	8,611
	72	RLI Corp.	3,317
			19,280
Internet Software & Services — 0.8%
	316	Digitas, Inc. (a)	3,587
IT Services — 1.4%
	102	CACI International, Inc., Class A (a)	6,169
Leisure Equipment & Products — 0.4%
	34	Polaris Industries, Inc.	1,665
Machinery — 5.8%
	156	Kaydon Corp.	4,418
	129	Lincoln Electric Holdings, Inc.	5,071
	131	Manitowoc Co., Inc.	6,588
	134	Oshkosh Truck Corp.	5,770
	90	Toro Co.	3,297
			25,144
Marine — 0.3%
	125	Horizon Lines Inc. (a)	1,354
Media — 2.9%
	148	Entercom Communications Corp. (a)	4,669
	114	Lee Enterprises, Inc.	4,860
	45	R.H. Donnelley Corp. (a)	2,872
			12,401
Metals & Mining — 2.5%
	199	Commercial Metals Co.	6,724
	176	Compass Minerals International, Inc.	4,041
			10,765
Multi-Utilities — 0.7%
	103	NorthWestern Corp.	3,116
Oil, Gas & Consumable Fuels — 3.3%
	81	Southwestern Energy Co. (a)	5,916
	227	St. Mary Land & Exploration Co.	8,308
			14,224
Real Estate — 5.0%
	51	Alexandria Real Estate Equities, Inc. REIT	4,209
	88	Capital Automotive REIT	3,403
	74	EastGroup Properties REIT	3,246
	45	First Potomac Realty Trust REIT	1,149
	113	Jones Lang LaSalle, Inc.	5,223
	99	Mid-America Apartment Communities, Inc. REIT	4,590
			21,820
Road & Rail — 2.4%
	84	Arkansas Best Corp.	2,932
	192	Landstar System, Inc.	7,698
			10,630
Semiconductors & Semiconductor Equipment — 1.8%
	37	Cymer, Inc. (a)	1,147
	89	Standard Microsystems Corp. (a)	2,650
	98	Varian Semiconductor Equipment Associates, Inc. (a)	4,152
			7,949
Software — 1.0%
	97	Micros Systems, Inc. (a)	4,261
Specialty Retail — 3.4%
	102	Finish Line, Inc., Class A	1,482
	89	Genesco, Inc. (a)	3,313
	61	Lithia Motors, Inc., Class A	1,756
	126	Mens Wearhouse, Inc. (a)	3,367
	287	New York & Co., Inc. (a)	4,707
			14,625
Textiles, Apparel & Luxury Goods — 1.2%
	47	Columbia Sportswear Co. (a)	2,158
	88	Timberland Co., Class A (a)	2,962
			5,120

Trading Companies & Distributors — 4.3%
	154	Hughes Supply, Inc.	5,024
	247	Nuco2, Inc. (a)	6,358
	141	Watsco, Inc.	7,483
			18,865
		Total Common Stocks (Cost $324,498)	419,089

Short-Term Investment — 4.9%
Investment Company — 4.9%	21,456	JPMorgan Prime Money Market Fund (b) (m) (Cost $21,456)	21,456

	Principal Amount
Investments of Cash Collateral for Securities Loaned — 21.8%
Repurchase Agreements — 21.8%
	$17,000	Banc of America Securities LLC, 3.77%, dated 09/30/05, due 11/01/05, repurchase price $17,055 collateralized by U.S. Government Agency Mortgages (Cost $17,000)	17,000

	18,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05, repurchase price $18,006 collateralized by U.S. Government Agency Mortgages (Cost $18,000)	18,001

	18,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05 repurchase price $18,006 collateralized by U.S. Government Agency Mortgages (Cost $18,000)	18,000

	10,000	Merrill Lynch, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $10,003 collateralized by U.S. Government Agency Mortgages (Cost $10,000)	10,000

	18,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $18,006 collateralized by U.S. Government Agency Mortgages (Cost $18,000)	18,000

	13,621	UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05, repurchase price $13,625 collateralized by U.S. Government Agency Mortgages (Cost $13,621)	13,621

		Total Investments of Cash Collateral for Securities Loaned (Cost $94,622)	94,622

Total Investments — 123.2% (Cost $440,576)			$535,167
Liabilities in Excess of Other Assets — (23.2)%			(100,613)
Net Assets — 100.0%			$434,554

Percentages indicated are based on net assets.

Abbreviations:

REIT                     Real Estate Investment Trust

(a)                                  Non-income producing security.

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)                               All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,972
Aggregate gross unrealized depreciation	(4,381)
Net unrealized appreciation/depreciation	$94,591

Federal income tax cost of investments	$440,576

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Common Stocks — 98.7%
Aerospace & Defense — 1.1%
377	United Technologies Corp.	$19,540
Air Freight & Logistics — 1.4%
214	FedEx Corp.	18,628
104	United Parcel Service, Inc., Class B	7,207
		25,835
Auto Components — 0.5%
133	Johnson Controls, Inc.	8,240
Beverages — 2.3%
805	Coca-Cola Co. (The)	34,777
338	Coca-Cola Enterprises, Inc.	6,591
		41,368
Biotechnology — 1.7%
296	Amgen, Inc. (a)	23,603
240	MedImmune, Inc. (a)	8,069
		31,672
Capital Markets — 3.5%
149	Goldman Sachs Group, Inc.	18,152
557	Morgan Stanley	30,036
321	State Street Corp.	15,703
		63,891
Chemicals — 2.0%
215	Air Products & Chemicals, Inc.	11,842
202	Lyondell Chemical Co.	5,770
294	Nalco Holding Co. (a)	4,960
286	Praxair, Inc.	13,686
		36,258
Commercial Banks — 2.8%
151	Compass Bancshares, Inc.	6,922
213	North Fork Bancorp, Inc.	5,427
594	U.S. Bancorp	16,668
368	Wells Fargo & Co.	21,579
		50,596
Communications Equipment — 3.5%
577	Cisco Systems, Inc. (a)	10,339
592	Corning, Inc. (a)	11,451
283	Juniper Networks, Inc. (a)	6,733
562	Motorola, Inc.	12,414
518	QUALCOMM, Inc.	23,196
		64,133
Computers & Peripherals — 3.5%
140	Apple Computer, Inc. (a)	7,498
427	Dell, Inc. (a)	14,587
467	Hewlett-Packard Co.	13,629
233	International Business Machines Corp.	18,665
145	Lexmark International, Inc., Class A (a)	8,871
		63,250
Consumer Finance — 1.6%
1,190	MBNA Corp.	29,318

Diversified Financial Services — 5.6%
350	CIT Group, Inc.	15,809
1,649	Citigroup, Inc.	75,084
455	Lazard Ltd., Class A (Bermuda)	11,499
		102,392
Diversified Telecommunication Services — 3.0%
643	SBC Communications, Inc.	15,416
703	Sprint Corp.	16,714
702	Verizon Communications, Inc.	22,946
		55,076
Electric Utilities — 2.4%
316	Consolidated Edison, Inc.	15,356
287	Edison International	13,590
786	Xcel Energy, Inc.	15,408
		44,354
Energy Equipment & Services — 1.8%
157	Baker Hughes, Inc.	9,372
83	Halliburton Co.	5,715
245	Rowan Cos., Inc.	8,679
133	Weatherford International Ltd. (a)	9,104
		32,870
Food & Staples Retailing — 1.0%
316	Sysco Corp.	9,898
167	Wal-Mart Stores, Inc.	7,316
		17,214
Food Products — 0.8%
322	Kellogg Co.	14,831
Health Care Equipment & Supplies — 3.6%
131	Bausch & Lomb, Inc.	10,567
210	Baxter International, Inc.	8,377
484	Boston Scientific Corp. (a)	11,305
242	Guidant Corp.	16,685
243	St. Jude Medical, Inc. (a)	11,377
102	Zimmer Holdings, Inc. (a)	7,050
		65,361
Health Care Providers & Services — 2.9%
157	Aetna, Inc.	13,560
115	HCA, Inc.	5,505
175	McKesson Corp.	8,325
144	Medco Health Solutions, Inc. (a)	7,878
227	WellPoint, Inc. (a)	17,247
		52,515
Hotels, Restaurants & Leisure — 1.7%
215	Carnival Corp.	10,748
405	McDonald’s Corp.	13,553
110	Starwood Hotels & Resorts Worldwide, Inc.	6,277
		30,578
Household Durables — 0.9%
144	Lennar Corp., Class A	8,626
91	Mohawk Industries, Inc. (a)	7,270
		15,896

Household Products — 1.3%
397	Procter & Gamble Co.	23,623
Industrial Conglomerates — 6.9%
219	3M Co.	16,038
2,245	General Electric Co.	75,581
1,221	Tyco International Ltd. (Bermuda)	34,000
		125,619
Insurance — 4.5%
152	Aflac, Inc.	6,906
439	AMBAC Financial Group, Inc.	31,632
389	Genworth Financial, Inc., Class A	12,554
109	Hartford Financial Services Group, Inc.	8,432
293	RenaissanceRe Holdings Ltd. (Bermuda)	12,802
274	Willis Group Holdings Ltd. (Bermuda)	10,302
		82,628

Internet & Catalog Retail — 0.7%
309	eBay, Inc. (a)	12,746
IT Services — 0.8%
171	Affiliated Computer Services, Inc., Class A (a)	9,324
81	Infosys Technologies Ltd. (India) ADR	6,047
		15,371
Machinery — 0.8%
222	Eaton Corp.	14,130
Media — 4.0%
204	E.W. Scripps Co., Class A	10,196
218	Gannett Co., Inc.	15,025
1,129	News Corp., Class A	17,602
918	Viacom, Inc., Class B	30,287
		73,110
Metals & Mining — 0.9%
126	Alcoa, Inc.	3,081
296	United States Steel Corp.	12,523
		15,604
Multi-Utilities — 1.5%
322	Dominion Resources, Inc.	27,738
Multiline Retail — 2.1%
485	Kohl’s Corp. (a)	24,317
262	Target Corp.	13,599
		37,916
Oil, Gas & Consumable Fuels — 8.1%
240	Apache Corp.	18,063
358	Chevron Corp.	23,147
261	ConocoPhillips	18,231
93	EOG Resources, Inc.	7,002
1,058	Exxon Mobil Corp.	67,238
155	Occidental Petroleum Corp.	13,280
		146,961
Personal Products — 0.6%
190	Gillette Co. (The)	11,067
Pharmaceuticals — 4.9%
308	Eli Lilly & Co.	16,472
63	Forest Laboratories, Inc. (a)	2,470
235	Johnson & Johnson	14,865
772	Pfizer, Inc.	19,281
202	Sepracor, Inc. (a)	11,940
514	Wyeth	23,779
		88,807

Real Estate — 0.4%
143	Prologis REIT	6,345
Road & Rail — 0.5%
180	CSX Corp.	8,347
Semiconductors & Semiconductor Equipment — 2.6%
322	Agere Systems, Inc. (a)	3,352
728	Altera Corp. (a)	13,909
250	Analog Devices, Inc.	9,301
176	Intel Corp.	4,329
215	Linear Technology Corp.	8,070
210	Maxim Integrated Products, Inc.	8,967
		47,928
Software — 3.4%
1,730	Microsoft Corp.	44,505
1,416	Oracle Corp. (a)	17,547
		62,052
Specialty Retail — 2.2%
236	Home Depot, Inc.	9,017
274	Lowe’s Cos., Inc.	17,645
642	Staples, Inc.	13,698
		40,360
Textiles, Apparel & Luxury Goods — 1.1%
180	Coach, Inc. (a)	5,640
166	Nike, Inc., Class B	13,588
		19,228
Thrifts & Mortgage Finance — 1.2%
225	Countrywide Financial Corp.	7,410
266	Freddie Mac	15,005
		22,415
Tobacco — 2.3%
560	Altria Group, Inc.	41,273
Wireless Telecommunication Services — 0.3%
252	American Tower Corp., Class A (a)	6,285
	Total Common Stocks
	(Cost $1,461,672)	1,794,741

Short-Term Investments — 1.3%
Investment Company — 1.1%
19,594	JPMorgan Prime Money Market Fund (b) (m)
	(Cost $19,594)	19,594

Principal Amount
US Treasury Obligation — 0.2%
$3,000	U.S. Treasury Notes
	1.88%, 12/31/05 (k) (m)
	(Cost $2,990)	2,987

Investments of Cash Collateral for Securities Loaned — 6.7%
Certificate of Deposit — 0.3%
5,500	Manufacturers And Traders,
	FRN, 3.81%, 10/26/05	5,500

Repurchase Agreements — 6.4%
20,000	Banc Of America Securities LLC, 3.77%, dated 09/30/05,
	due 11/01/05, repurchase price $20,002, collateralized by
	U.S. Government Agency Mortgages.	20,000
20,000	Goldman Sachs & Co., 3.75%, dated 09/26/05, due 10/26/05,
	repurchase price $20,002, collateralized by U.S. Government
	Agency Mortgages.	20,000
25,000	HSBS Securities, Inc., 3.88%, dated 09/30/05, due 10/03/05,
	repurchase price $20,002, collateralized by U.S. Government
	Agency Mortgages.	25,000
25,000	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due on 10/03/05,
	repurchased price $25,003, collateralized by U.S. Government
	Agency Mortgages.	25,000
25,000	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05,
	repurchase price $25,003, collateralized by U.S. Government
	Agency Mortgages.	25,000
1,103	UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05,
	repurchase price $1,103, collateralized by U.S. Government
	Agency Mortgages.	1,103
	Total Investments of Cash Collateral for Securities Loaned
	(Cost $121,603)	121,603

Total Investments — 106.7%
(Cost $1,605,859)		$1,938,925
Other Liabilities in Excess of Assets — (6.7)%		(121,358)
Net Assets — 100.0%		$1,817,567

Percentages indicated are based on net assets.

Abbreviations:

(a)  Non-income producing security.

(b)  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)  Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)  All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR   American Depositary Receipt

REIT  Real Estate Investment Trust

Futures Contracts

(Amounts are in thousands, except number of contracts)

			Notional	Unrealized
			Value	Appreciation
Number of			(USD)	(Depreciation)
Contracts	Description	Expiration Date	at 9/30/05	(USD)
67	S&P 500 Index	December 2005	$20,469	$205

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	354,229
Aggregate gross unrealized depreciation	(21,163)
Net unrealized appreciation/depreciation	$333,066

Federal income tax cost of investments	$1,605,859

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amount in thousands)

Shares	Security Description	Value
Long-Term Investments —97.7%
Common Stocks — 97.7%
Aerospace & Defense — 2.1%
5	Armor Holdings, Inc. (a)	$228
16	Aviall, Inc. (a)	537
11	BE Aerospace, Inc. (a)	177
2	Curtiss-Wright Corp.	148
17	Esterline Technologies Corp. (a)	633
7	Heico Corp.	155
4	Hexcel Corp. (a)	75
9	Kaman Corp., Class A	186
46	Moog, Inc., Class A (a)	1,361
5	Orbital Sciences Corp. (a)	68
2	Triumph Group, Inc. (a)	91
		3,659
Air Freight & Logistics — 0.1%
6	Hub Group, Inc., Class A (a)	209
Airlines — 1.0%
10	Alaska Air Group, Inc. (a)	288
9	Continental Airlines, Inc., Class B (a)	90
36	ExpressJet Holdings, Inc. (a)	325
20	Mesa Air Group, Inc. (a)	166
19	Pinnacle Airlines Corp. (a)	122
18	Skywest, Inc.	480
11	US Airways Group, Inc. (a)	225
		1,696
Auto Components — 0.5%
6	American Axle & Manufacturing Holdings, Inc.	131
11	ArvinMeritor, Inc.	176
14	Hayes Lemmerz International, Inc. (a)	64
3	Sauer-Danfoss, Inc.	66
25	Tenneco Automotive, Inc. (a)	438
		875
Automobiles — 0.4%
12	Fleetwood Enterprises, Inc. (a)	150
15	Thor Industries, Inc.	510
3	Winnebago Industries, Inc.	73
		733
Biotechnology — 3.4%
6	Abgenix, Inc. (a)	80
25	Alexion Pharmaceuticals, Inc. (a)	692
12	Alkermes, Inc. (a)	208
10	Amylin Pharmaceuticals, Inc. (a)	330
7	Applera Corp. - Celera Genomics Group (a)	84
8	Cell Genesys, Inc. (a)	46
17	Cubist Pharmaceuticals, Inc. (a)	367
5	CV Therapeutics, Inc. (a)	120
5	Diversa Corp. (a)	27
22	Encysive Pharmaceuticals, Inc. (a)	263
6	Enzon Pharmaceuticals, Inc. (a)	42
3	Exelixis, Inc. (a)	23
80	Genelabs Technologies (a)	51
5	ICOS Corp. (a)	138
15	Incyte Corp. (a)	70
13	Lifecell Corp. (a)	290
10	Ligand Pharmaceuticals, Inc., Class B (a)	90
6	Martek Biosciences Corp. (a)	225
14	Myogen, Inc. (a)	338
14	Myriad Genetics, Inc. (a)	313
27	Nabi Biopharmaceuticals (a)	351
5	OSI Pharmaceuticals, Inc. (a)	152
6	Renovis, Inc. (a)	83
26	Rigel Pharmaceuticals, Inc. (a)	623
11	Seattle Genetics, Inc. (a)	58
9	Telik, Inc. (a)	155
6	United Therapeutics Corp. (a)	419
7	Vertex Pharmaceuticals, Inc. (a)	145
		5,783

1

Building Products — 2.3%
6		ElkCorp	225
4		Griffon Corp. (a)	96
22		Jacuzzi Brands, Inc. (a)	174
30		Lennox International, Inc.	809
10		NCI Building Systems, Inc. (a)	408
31		Universal Forest Products, Inc.	1,799
6		York International Corp.	331
			3,842
Capital Markets — 0.2%
5		National Financial Partners Corp.	203
7		Waddell & Reed Financial, Inc.	138
			341
Chemicals — 1.4%
16		FMC Corp. (a)	921
16		Georgia Gulf Corp.	383
2		H.B. Fuller Co.	59
5		Headwaters, Inc. (a)	195
17		Hercules, Inc. (a)	211
3		Kronos Worlwide, Inc.	83
6		NewMarket Corp. (a)	97
27		PolyOne Corp. (a)	165
8		Terra Industries, Inc. (a)	55
22		W.R. Grace & Co. (a)	192
12		Wellman, Inc.	73
			2,434
Commercial Banks — 6.1%
3		ABC Bancorp (m)	66
7		Amcore Financial, Inc.	203
1		AmericanWest Bancorp (a)	25
1		BancFirst Corp.	94
16		Bank of the Ozarks, Inc.	553
2		Capital Corp. of the West	74
5		Capitol Bancorp Ltd.	162
3		Center Financial Corp.	73
8		Central Pacific Financial Corp.	274
3		Chemical Financial Corp.	109
5		City Holding Co.	172
4		Columbia Banking System, Inc.	110
20		Community Bank System, Inc.	452
4		Community Trust Bancorp, Inc.	120
19		EuroBancshares, Inc. (a)	279
23		First Bancorp	393
—	(h)	First Regional Bancorp./Los Angeles (a)	32
5		First Republic Bank	181
15		First State Bancorp, Inc.	325
4		Glacier Bancorp, Inc.	134
13		Gold Banc Corp., Inc.	191
8		Greater Bay Bancorp	205
11		Hanmi Financial Corp.	199
16		IBERIABANK Corp.	866
11		Independent Bank Corp. / MI	320
19		Irwin Financial Corp.	394
2		Macatawa Bank Corp.	55
4		MB Financial, Inc.	136
5		Mercantile Bank Corp.	207
5		Nara Bancorp, Inc.	70
8		Oriental Financial Group	96
9		Pacific Capital Bancorp	303
3		Peoples Bancorp, Inc.	72
18		PrivateBancorp, Inc.	603
15		Republic Bancorp, Inc.	211
1		Republic Bancorp, Inc., Class A	22
1		Santander Bancorp	34
3		Simmons First National Corp., Class A	71
2		Southwest Bancorp, Inc.	42
1		State Financial Services Corp.	51
3		Sterling Bancorp	69
23		Sterling Bancshares, Inc.	335
24		Summit Bancshares, Inc.	432
2		Sun Bancorp, Inc. (a)	46
1		Taylor Capital Group, Inc.	53
3		TriCo Bancshares	56
4		Umpqua Holdings Corp.	100
12		West Coast Bancorp	311
12		Westamerica Bancorp	630
1		Western Sierra Bancorp (a)	45
6		Wilshire Bancorp, Inc.	93
4		Wintrust Financial Corp.	176
			10,325

2

Commercial Services & Supplies — 3.2%
23	Angelica Corp.	414
3	Banta Corp.	153
4	Coinstar, Inc. (a)	74
24	Corinthian Colleges, Inc. (a)	315
1	CRA International, Inc. (a)	58
5	DiamondCluster International, Inc. (a)	39
7	Duratek, Inc. (a)	132
6	Geo Group, Inc. (The) (a)	170
2	Gevity HR, Inc.	46
15	Heidrick & Struggles, Inc. (a)	492
7	Hudson Highland Group, Inc. (a)	167
60	IKON Office Solutions, Inc.	594
4	Imagistics International, Inc. (a)	172
6	Interpool, Inc.	102
12	John H. Harland Co.	520
5	Kforce, Inc. (a)	51
4	Korn/Ferry International (a)	61
15	Labor Ready, Inc. (a)	382
11	Navigant Consulting, Inc. (a)	218
4	Pre-Paid Legal Services, Inc.	159
6	SOURCECORP, Inc. (a)	124
9	Spherion Corp. (a)	71
23	TeleTech Holdings, Inc. (a)	226
4	Tetra Tech, Inc. (a)	71
10	United Rentals, Inc. (a)	187
5	United Stationers, Inc. (a)	258
1	Vertrue, Inc. (a)	51
3	Waste Connections, Inc. (a)	116
		5,423
Communications Equipment — 2.8%
29	3Com Corp. (a)	119
7	Ariba, Inc. (a)	40
22	Arris Group, Inc. (a)	262
4	Audiovox Corp. (a)	49
10	Avocent Corp. (a)	307
4	Bel Fuse, Inc., Class B	138
6	Black Box Corp.	269
7	C-COR, Inc. (a)	44
54	CIENA Corp. (a)	141
12	CommScope, Inc. (a)	210
3	Comtech Telecommunications Corp. (a)	126
4	Ditech Communications Corp. (a)	29
5	Echelon Corp. (a)	44
15	Extreme Networks, Inc. (a)	67
6	Finisar Corp. (a)	7
13	Foundry Networks, Inc. (a)	165
13	Glenayre Technologies, Inc. (a)	46
9	Harmonic, Inc. (a)	52
23	Inter-Tel, Inc.	475
2	Interdigital Communications Corp. (a)	35
16	MRV Communications, Inc. (a)	35
7	Netgear, Inc. (a)	164
19	Plantronics, Inc.	570
3	Polycom, Inc. (a)	52
23	Powerwave Technologies, Inc. (a)	300
6	Redback Networks, Inc. (a)	55
9	SafeNet, Inc. (a)	323
23	Symmetricom, Inc. (a)	180
11	Tekelec (a)	220
11	Terayon Communication Systems, Inc. (a)	41
24	Utstarcom, Inc. (a)	194
15	Westell Technologies, Inc. (a)	54
		4,813

3

Computers & Peripherals — 1.6%
16	Adaptec, Inc. (a)	62
7	Advanced Digital Information Corp. (a)	67
46	Brocade Communications Systems, Inc. (a)	186
5	Dot Hill Systems Corp. (a)	32
3	Electronics for Imaging, Inc. (a)	67
17	Gateway, Inc. (a)	46
12	Hutchinson Technology, Inc. (a)	313
5	Hypercom Corp. (a)	32
11	Imation Corp.	454
11	Intergraph Corp. (a)	478
12	Komag, Inc. (a)	383
37	Maxtor Corp. (a)	163
5	McData Corp. (a)	24
4	Palm, Inc. (a)	105
23	Quantum Corp. (a)	70
2	Stratasys, Inc. (a)	54
5	Synaptics, Inc. (a)	92
4	UNOVA, Inc. (a)	126
		2,754
Construction & Engineering — 0.4%
3	Dycom Industries, Inc. (a)	67
4	MasTec, Inc. (a)	40
8	Quanta Services, Inc. (a)	100
4	URS Corp. (a)	166
6	Washington Group International, Inc. (a)	312
		685
Construction Materials — 0.5%
4	Ameron International Corp.	163
5	Eagle Materials, Inc.	546
4	Texas Industries, Inc.	201
		910
Consumer Finance — 1.3%
3	ACE Cash Express, Inc. (a)	64
5	Advanta Corp.	153
4	Asta Funding, Inc.	128
40	Cash America International, Inc.	822
11	CompuCredit Corp. (a)	466
14	Metris Cos., Inc. (a)	206
3	United PanAm Financial Corp. (a)	62
11	World Acceptance Corp. (a)	282
		2,183

4

Containers & Packaging — 0.6%
5	Greif, Inc., Class A	277
20	Silgan Holdings, Inc.	667
		944
Distributors — 0.2%
9	Handleman Co.	110
8	WESCO International, Inc. (a)	257
		367
Diversified Financial Services — 0.9%
2	Encore Capital Group, Inc. (a)	32
3	eSpeed, Inc. (a)	24
17	GATX Corp.	657
10	Knight Capital Group, Inc. (a)	87
11	Nasdaq Stock Market, Inc. (a)	271
25	Technology Investment Capital Corp.	388
		1,459
Diversified Telecommunication Services — 1.0%
8	Broadwing Corp. (a)	41
96	Cincinnati Bell, Inc. (a)	422
13	CT Communications, Inc.	157
3	Golden Telecom, Inc.	88
92	Premiere Global Services, Inc. (a)	756
6	Talk America Holdings, Inc. (a)	58
28	Time Warner Telecom, Inc., Class A (a)	222
		1,744
Electric Utilities — 0.7%
5	Black Hills Corp.	208
11	El Paso Electric Co. (a)	231
4	Idacorp, Inc.	111
1	MGE Energy, Inc.	44
1	UIL Holdings Corp.	68
16	Unisource Energy Corp.	519
		1,181
Electrical Equipment — 0.2%
2	Encore Wire Corp. (a)	31
10	Evergreen Solar, Inc. (a)	90
12	General Cable Corp. (a)	205
4	Power-One, Inc. (a)	22
5	Valence Technology, Inc. (a)	14
		362
Electronic Equipment & Instruments — 2.2%
12	Aeroflex, Inc. (a)	114
17	Agilysis, Inc.	293
17	Anixter International, Inc. (a)	702
2	BEI Technologies, Inc.	63
12	Bell Microproducts, Inc. (a)	122
11	Benchmark Electronics, Inc. (a)	328
8	Brightpoint, Inc. (a)	149
6	Checkpoint Systems, Inc. (a)	135
12	CTS Corp.	145
3	Electro Scientific Industries, Inc. (a)	60
2	Faro Technologies, Inc. (a)	33
17	Global Imaging Systems, Inc (a)	572
7	Itron, Inc. (a)	338
5	Lexar Media, Inc. (a)	30
3	MTS Systems Corp.	110
5	Radisys Corp. (a)	103
5	Rofin-Sinar Technologies, Inc. (a)	186
11	Sypris Solutions, Inc.	117
18	TTM Technologies, Inc. (a)	126
		3,726

5

Energy Equipment & Services — 3.0%
41	Grey Wolf, Inc. (a)	347
4	Gulf Island Fabrication, Inc.	101
5	Gulfmark Offshore, Inc. (a)	168
9	Hanover Compressor Co. (a)	127
4	Hydril (a)	288
29	Key Energy Services, Inc. (a)	426
9	Lone Star Technologies, Inc. (a)	517
2	Lufkin Industries, Inc.	83
14	Oceaneering International, Inc. (a)	742
6	Offshore Logistics, Inc. (a)	218
6	Oil States International, Inc. (a)	207
26	Parker Drilling Co. (a)	243
30	Todco, Class A (a)	1,235
9	Veritas DGC, Inc. (a)	341
		5,043
Food & Staples Retailing — 0.5%
6	Great Atlantic & Pacific Tea Co., Inc. (a)	176
3	Nash Finch Co.	130
13	Pantry, Inc. (The) (a)	486
6	Pathmark Stores, Inc. (a)	71
		863
Food Products — 1.0%
26	Chiquita Brands International, Inc.	720
16	Corn Products International, Inc.	317
4	Flowers Foods, Inc.	116
3	J & J Snack Foods Corp.	185
11	Sanderson Farms, Inc.	398
		1,736
Gas Utilities — 1.2%
12	New Jersey Resources Corp.	561
9	Nicor, Inc.	361
6	Northwest Natural Gas Co.	235
7	South Jersey Industries, Inc.	207
14	Southwest Gas Corp.	375
9	WGL Holdings, Inc.	302
		2,041
Health Care Equipment & Supplies — 3.0%
9	Align Technology, Inc. (a)	63
1	Analogic Corp.	35
7	Animas Corp. (a)	102
4	Arrow International, Inc.	118
8	Arthrocare Corp. (a)	318
1	Bio-Rad Laboratories, Inc., Class A (a)	71
5	Biosite, Inc. (a)	278
17	Conmed Corp. (a)	480
6	Diagnostic Products Corp.	322
37	Encore Medical Corp. (a)	173
3	EPIX Pharmaceuticals, Inc. (a)	25
3	Immucor, Inc. (a)	91
6	Integra LifeSciences Holdings Corp. (a)	230
4	Inverness Medical Innovations, Inc. (a)	93
4	Kyphon, Inc. (a)	186
8	Mentor Corp.	435
13	Nektar Therapeutics (a)	215
16	Neurometrix, Inc. (a)	482
3	Palomar Medical Technologies, Inc. (a)	84
9	PolyMedica Corp.	300
24	Steris Corp.	559
11	SurModics, Inc. (a)	422
		5,082

6

Health Care Providers & Services — 4.3%
9		Alderwoods Group, Inc. (a)	139
30		Alliance Imaging, Inc. (a)	253
4		America Service Group, Inc. (a)	68
16		Andrx Corp. (a)	247
11		Apria Healthcare Group, Inc. (a)	341
3		Cardinal Financial Corp. (a)	33
22		Centene Corp. (a)	552
15		Computer Programs & Systems, Inc.	524
2		Dendrite International, Inc. (a)	42
5		Genesis HealthCare Corp. (a)	202
24		Kindred Healthcare, Inc. (a)	727
8		LCA Vision, Inc.	312
15		OCA, Inc. (a)	22
16		Owens & Minor, Inc.	481
11		Pediatrix Medical Group, Inc. (a)	824
21		Per-Se Technologies, Inc. (a)	432
27		PSS World Medical, Inc. (a)	354
10		Res-Care, Inc. (a)	146
34		Stewart Enterprises, Inc.	223
8		Symbion, Inc. (a)	194
7		Trizetto Group (a)	92
18		United Surgical Partners International, Inc. (a)	722
14		Ventiv Health, Inc. (a)	375
			7,305
Hotels, Restaurants & Leisure — 2.0%
16		Ameristar Casinos, Inc.	329
6		Argosy Gaming Co. (a)	258
3		CEC Entertainment, Inc. (a)	89
20		CKE Restaurants, Inc.	260
9		Domino’s Pizza, Inc.	198
7		Jack in the Box, Inc. (a)	194
36		Landry’s Restaurants, Inc.	1,058
10		Multimedia Games, Inc. (a)	97
4		O’Charley’s, Inc. (a)	59
11		Pinnacle Entertainment, Inc. (a)	194
5		Rare Hospitality International, Inc. (a)	129
20		Ruby Tuesday, Inc.	431
5		Ryan’s Restaurant Group, Inc. (a)	60
			3,356
Household Durables — 1.3%
—	(h)	CSS Industries, Inc.	6
8		Jarden Corp. (a)	320
11		Levitt Corp., Class A	243
7		Stanley Furniture Co., Inc.	178
23		Technical Olympic USA, Inc.	596
23		Tupperware Corp.	517
13		WCI Communities, Inc. (a)	355
			2,215
Industrial Conglomerates — 0.3%
2		Acco Brands Corp. (a) (m)	51
11		Walter Industries, Inc.	547
			598

7

Insurance — 2.7%
3		American Physicians Capital, Inc. (a)	167
7		Argonaut Group, Inc. (a)	202
28		Delphi Financial Group, Inc.	1,287
7		Direct General Corp.	138
6		LandAmerica Financial Group, Inc.	401
4		Midland Co. (The)	148
1		Navigators Group, Inc. (a)	22
46		PMA Capital Corp., Class A (a)	399
2		Safety Insurance Group, Inc.	53
6		Selective Insurance Group	279
7		Stewart Information Services Corp.	333
3		United Fire & Casualty Co.	140
16		Zenith National Insurance Corp.	984
			4,553
Internet & Catalog Retail — 0.2%
4		GSI Commerce, Inc. (a)	84
9		Insight Enterprises, Inc. (a)	169
2		J. Jill Group, Inc. (The) (a)	30
3		Nutri (a)	65
			348
Internet Software & Services — 2.3%
—	(h)	aQuantive, Inc. (a)	8
12		AsiaInfo Holdings, Inc. (a)	58
4		Blue Coat Systems, Inc. (a)	178
2		Click Commerce, Inc. (a)	33
69		CMGI, Inc. (a)	115
25		CNET Networks, Inc. (a)	336
5		Digital Insight Corp. (a)	130
6		Digital River, Inc. (a)	192
22		Digitas, Inc. (a)	254
41		EarthLink, Inc. (a)	444
4		Equinix, Inc. (a)	154
10		Infospace, Inc. (a)	248
10		Internet Security Systems (a)	247
1		Interwoven, Inc. (a)	5
7		Ipass, Inc. (a)	40
6		j2 Global Communications, Inc. (a)	247
7		Jupitermedia Corp. (a)	124
8		Openwave Systems, Inc. (a)	144
13		SupportSoft, Inc. (a)	65
16		United Online, Inc.	216
13		ValueClick, Inc. (a)	226
9		WebEx Communications, Inc. (a)	223
4		webMethods, Inc. (a)	25
4		Websense, Inc. (a)	184
			3,896
IT Services — 1.6%
22		Acxiom Corp.	410
92		BearingPoint, Inc. (a)	697
24		Ciber, Inc. (a)	180
5		Covansys Corp. (a)	85
8		CSG System International, Inc. (a)	167
8		Euronet Worldwide, Inc. (a)	243
8		Gartner, Inc., Class A (a)	98
4		Intrado, Inc. (a)	69
6		Lionbridge Technologies (a)	39
10		ManTech International Corp., Class A (a)	269
17		Perot Systems Corp., Class A (a)	245
6		Startek, Inc.	75
16		Sykes Enterprises, Inc. (a)	189
6		Tyler Technologies, Inc. (a)	47
			2,813

8

Leisure Equipment & Products — 0.6%
13	JAKKS Pacific, Inc. (a)	214
9	K2, Inc. (a)	106
6	MarineMax, Inc. (a)	161
12	RC2 Corp. (a)	395
5	Steinway Musical Instruments, Inc. (a)	142
		1,018
Machinery — 3.5%
14	AGCO Corp. (a) (m)	246
10	Astec Industries, Inc. (a)	280
12	Barnes Group, Inc.	427
11	Briggs & Stratton Corp.	363
6	Cascade Corp.	297
15	Crane Co.	440
4	ESCO Technologies, Inc. (a)	180
10	Flowserve Corp. (a)	371
6	Greenbrier Cos., Inc.	203
11	JLG Industries, Inc.	413
12	Lincoln Electric Holdings, Inc.	465
10	Manitowoc Co., Inc.	523
2	Middleby Corp. (a)	116
5	NACCO Industries, Inc., Class A	572
9	Reliance Steel & Aluminum Co.	453
2	Tecumseh Products Co., Class A	50
5	Valmont Industries, Inc.	144
8	Wabash National Corp.	157
7	Watts Water Technologies, Inc., Class A	190
		5,890
Marine — 0.1%
3	Kirby Corp. (a)	163
Media — 2.3%
4	Advo, Inc.	109
6	Arbitron, Inc.	243
5	Catalina Marketing Corp.	121
114	Charter Communications, Inc., Class A (a)	170
46	Gemstar-TV Guide International, Inc. (a)	136
7	Gray Television, Inc.	69
6	Insight Communications Co., Inc., Class A (a)	72
29	Lodgenet Entertainment Corp. (a)	430
6	Media General, Inc., Class A	342
41	Mediacom Communications Corp., Class A (a)	300
61	Primedia, Inc. (a)	250
10	ProQuest Co. (a)	366
39	Radio One, Inc., Class D (a)	506
4	RCN Corp. (a)	89
4	Saga Communications, Inc., Class A (a)	49
9	Scholastic Corp. (a)	322
6	Valassis Communications, Inc. (a)	234
14	World Wrestling Entertainment, Inc.	181
		3,989
Metals & Mining — 2.0%
7	AK Steel Holding Corp. (a)	57
4	Chaparral Stell Co. (a)	96
33	Commercial Metals Co.	1,112
3	Metal Management, Inc.	73
6	NN, Inc.	71
5	Oregon Steel Mills, Inc. (a)	131
18	Quanex Corp.	1,159
12	Ryerson Tull, Inc.	262
12	Steel Dynamics, Inc.	407
		3,368
Multi-Utilities — 0.6%
10	Avista Corp.	190
8	NorthWestern Corp.	248
37	Sierra Pacific Resources (a)	542
		980
Multiline Retail — 0.2%
13	ShopKo Stores, Inc. (a)	319

9

Oil, Gas & Consumable Fuels — 3.0%
6		ATP Oil & Gas Corp. (a)	204
4		Callon Petroleum Co. (a)	77
9		Cimarex Energy Co. (a)	387
3		Clayton Williams Energy, Inc. (a)	147
5		Comstock Resources, Inc. (a)	148
8		Energy Partners Ltd. (a)	244
8		Frontier Oil Corp.	346
4		Giant Industries, Inc. (a)	223
30		Houston Exploration Co. (a)	1,997
3		Penn Virginia Corp.	190
11		St. Mary Land & Exploration Co.	406
7		Stone Energy Corp. (a)	414
6		Swift Energy Co. (a)	288
3		World Fuel Services Corp.	97
			5,168
Paper & Forest Products — 0.1%
4		Schweitzer-Mauduit International, Inc.	96
Personal Products — 0.2%
2		Parlux Fragrances, Inc. (a)	47
25		Playtex Products, Inc. (a)	279
			326
Pharmaceuticals — 1.6%
37		Adolor Corp. (a)	395
20		AtheroGenics, Inc. (a)	326
20		Auxilium Pharmaceuticals, Inc. (a)	99
120		AVANIR Pharmaceuticals, Class A (a)	371
6		Conor Medsystems, Inc. (a)	139
49		Cypress Bioscience, Inc. (a)	267
8		Impax Laboratories, Inc. (a)	93
17		Medicis Pharmaceutical Corp., Class A	554
2		Par Pharmaceutical Cos, Inc. (a)	51
18		Theravance, Inc. (a)	372
			2,667
Real Estate — 7.0%
18		Affordable Residential Communities, REIT (m)	184
21		American Home Mortgage Investment Corp., REIT	626
21		Anthracite Capital, Inc., REIT	245
16		Ashford Hospitality Trust, Inc., REIT	175
4		Boykin Lodging Co., REIT (a)	47
12		Capital Automotive, REIT	446
9		Entertainment Properties Trust, REIT	402
19		Equity Inns, Inc., REIT	259
29		FelCor Lodging Trust, Inc., REIT (a)	432
10		Glimcher Realty Trust, REIT	235
4		Government Properties Trust, Inc., REIT	43
8		Impac Mortgage Holdings, Inc., REIT	98
42		Innkeepers USA Trust, REIT	643
7		Jones Lang LaSalle, Inc.	327
24		Kilroy Realty Corp., REIT	1,334
5		LaSalle Hotel Properties, REIT	165
31		Lexington Corporate Properties Trust, REIT	731
25		LTC Properties, Inc., REIT	530
23		Maguire Properties, Inc., REIT	676
45		Meristar Hospitality Corp., REIT (a)	414
19		MFA Mortgage Investments, Inc., REIT	113
28		Mid-America Apartment Communities, Inc., REIT	1,293
3		National Health Investors, Inc., REIT	88
7		Novastar Financial, Inc., REIT	228
19		Pennsylvania Real Estate Investment Trust, REIT	789
—	(h)	Post Properties, Inc., REIT	4
26		RAIT Investment Trust, REIT	752
13		Saul Centers, Inc., REIT	450
7		Taubman Centers, Inc., REIT	216
			11,945

10

Road & Rail — 1.4%
4	Amerco, Inc. (a)	209
5	Arkansas Best Corp.	167
12	Dollar Thrifty Automotive Group, Inc. (a)	418
2	Frozen Food Express Industries (a)	16
16	Genesee & Wyoming, Inc., Class A (a)	514
1	Marten Transport Ltd. (a)	33
4	Old Dominion Freight Line (a)	121
17	RailAmerica, Inc. (a)	196
21	SCS Transportation, Inc. (a)	324
11	U.S. Xpress Enterprises, Inc., Class A (a)	129
2	USA Truck, Inc. (a)	53
16	Werner Enterprises, Inc.	285
		2,465
Semiconductors & Semiconductor Equipment — 4.7%
5	Actel Corp. (a)	68
6	ADE Corp. (a) (m)	144
14	Advanced Energy Industries, Inc. (a)	145
20	AMIS Holdings, Inc. (a)	241
32	Amkor Technology, Inc. (a)	140
22	Applied Micro Circuits Corp. (a)	65
5	Asyst Technologies, Inc. (a)	24
62	Atmel Corp. (a)	127
4	ATMI, Inc. (a)	115
9	August Technology Corp. (a)	92
28	Axcelis Technologies, Inc. (a)	146
4	Brooks Automation, Inc. (a)	52
8	Cabot Microelectronics Corp. (a)	223
22	Cirrus Logic, Inc. (a)	168
8	Cohu, Inc.	192
72	Conexant Systems, Inc. (a)	129
11	Credence Systems Corp. (a)	87
9	Cymer, Inc. (a)	269
17	Cypress Semiconductor Corp. (a)	257
5	Diodes, Inc. (a)	163
5	DSP Group, Inc. (a)	115
15	Entegris, Inc. (a)	171
4	Exar Corp. (a)	58
8	Fairchild Semiconductor International, Inc. (a)	114
4	Genesis Microchip, Inc. (a)	77
9	Integrated Device Technology, Inc. (a)	99
5	Integrated Silicon Solutions, Inc. (a)	45
12	IXYS Corp. (a)	131
5	Kopin Corp. (a)	31
15	Kulicke & Soffa Industries, Inc. (a)	108
10	Lattice Semiconductor Corp. (a)	42
11	LTX Corp. (a)	48
13	Mattson Technology, Inc. (a)	94
18	Micrel, Inc. (a)	198
13	Microsemi Corp. (a)	321
16	MIPS Technologies, Inc. (a)	109
4	MKS Instruments, Inc. (a)	65
14	Omnivision Technologies, Inc. (a)	175
64	ON Semiconductor Corp. (a)	332
14	Photronics, Inc. (a)	276
7	Pixelworks, Inc. (a)	47
20	PMC-Sierra, Inc. (a)	176
4	Power Integrations, Inc. (a)	80
12	Rambus, Inc. (a)	139
37	RF Micro Devices, Inc. (a)	207
9	Semitool, Inc. (a)	72
15	Semtech Corp. (a)	252
9	Sigmatel, Inc. (a)	174
18	Silicon Image, Inc. (a)	161
8	Silicon Laboratories, Inc. (a)	240
13	Silicon Storage Technology, Inc. (a)	70
25	Skyworks Solutions, Inc. (a)	178
4	Standard Microsystems Corp. (a)	111
3	Supertex, Inc. (a)	87
6	Tessera Technologies, Inc. (a)	176
2	Ultratech, Inc. (a)	30
5	Varian Semiconductor Equipment Associates, Inc. (a)	191
35	Vitesse Semiconductor Corp. (a)	66
5	Zoran Corp. (a)	73
		7,986

11

Software — 2.4%
2	Ansoft Corp. (a)	44
4	Ansys, Inc. (a)	169
10	Aspen Technology, Inc. (a)	64
7	Borland Software Corp. (a)	43
6	Epicor Software Corp. (a)	82
5	EPIQ Systems, Inc. (a)	109
5	Factset Research Systems, Inc.	173
4	Filenet Corp. (a)	100
8	Informatica Corp. (a)	101
2	Intervideo, Inc. (a)	17
3	InterVoice, Inc. (a)	23
6	JDA Software Group, Inc. (a)	96
3	Kronos, Inc. (a)	125
3	Macrovision Corp. (a)	63
8	Magma Design Automation, Inc. (a)	61
6	Manhattan Associates, Inc. (a)	130
11	Mentor Graphics Corp. (a)	96
4	MicroStrategy, Inc. (a)	288
4	MRO Software, Inc. (a)	62
55	Parametric Technology Corp. (a)	385
1	Pegasystems, Inc. (a)	8
14	Phoenix Technologies Ltd. (a)	104
18	Progress Software Corp. (a)	584
2	Quality Systems, Inc. (a)	124
4	Quest Software, Inc. (a)	63
27	Secure Computing Corp. (a)	311
1	SPSS, Inc. (a)	34
2	SS&C Technologies, Inc.	70
4	Talx Corp.	123
8	TIBCO Software, Inc. (a)	66
2	TradeStation Group, Inc. (a)	23
10	Transaction Systems Architechs, Inc. (a)	265
11	Wind River Systems, Inc. (a)	141
		4,147
Specialty Retail — 4.6%
67	Aaron Rents, Inc.	1,414
19	Asbury Automotive Group, Inc. (a)	325
4	Big 5 Sporting Goods Corp.	98
4	Build-A-Bear Workshop, Inc. (a)	94
3	Building Material Holding Corp.	289
12	Burlington Coat Factory Warehouse Corp.	468
66	Charming Shoppes, Inc. (a)	700
8	Children’s Place, Inc. (a)	292
4	Dress Barn, Inc. (a)	98
2	Electronics Boutique Holdings Corp. (a)	144
13	Genesco, Inc. (a)	495
27	Guess?, Inc. (a)	579
7	HOT Topic, Inc. (a)	107
10	Lithia Motors, Inc., Class A	294
11	Movie Gallery, Inc.	114
21	Pacific Sunwear of California, Inc. (a)	444
11	Petco Animal Supplies, Inc. (a)	231
10	Select Comfort Corp. (a)	192
4	Sonic Automotive, Inc.	91
3	Sports Authority, Inc. (The) (a)	91
10	Stage Stores, Inc.	255
20	Stein Mart, Inc.	408
18	Too, Inc. (a)	505
4	Trans World Entertainment Corp. (a)	29
5	United Auto Group, Inc.	159
		7,916

12

Textiles, Apparel & Luxury Goods — 1.1%
4	Brown Shoe Co., Inc.	122
2	Deckers Outdoor Corp. (a)	53
4	DHB Industries, Inc. (a)	15
15	K-Swiss, Inc., Class A	429
9	Kellwood Co.	222
9	Kenneth Cole Productions, Inc., Class A	246
9	Movado Group, Inc.	163
2	Oxford Industries, Inc.	81
4	Russell Corp.	59
14	Skechers U.S.A., Inc., Class A (a)	227
8	Unifirst Corp.	263
		1,880
Thrifts & Mortgage Finance — 3.0%
9	Accredited Home Lenders Holding Co. (a)	327
33	Bank Atlantic Bancorp, Inc., Class A	552
1	Capital Crossing Bank (a)	17
4	Commercial Capital Bancorp, Inc.	66
18	Corus Bankshares, Inc.	971
4	Dime Community Bancshares	60
16	First Niagara Financial Group, Inc.	237
3	First Place Financial Corp.	58
4	FirstFed Financial Corp. (a)	221
10	Flagstar Bancorp, Inc.	153
14	Fremont General Corp.	312
6	Gibraltar Industries, Inc.	128
3	ITLA Capital Corp. (a)	168
18	Partners Trust Financial Group, Inc.	209
18	Provident New York Bancorp	205
29	R&G Financial Corp., Class B	397
12	Sterling Financial Corp.	270
53	W Holding Co., Inc.	506
6	WSFS Financial Corp.	336
		5,193
Tobacco — 0.4%
36	Alliance One International, Inc.	128
13	Universal Corp.	493
		621
Trading Companies & Distributors — 1.6%
56	Applied Industrial Technologies, Inc.	2,007
17	Hughes Supply, Inc.	564
4	Nuco2, Inc. (a)	93
		2,664
Wireless Telecommunication Services — 0.5%
16	Centennial Communications Corp. (a)	241
62	Dobson Communications Corp. (a)	478
5	InPhonic, Inc. (a)	69
		788
	Total Common Stocks
	(Cost $140,180)	165,886

Short-Term Investments — 2.9%
Investment Company — 2.7%
4,593	JPMorgan Prime Money Market Fund (b) (m)
	(Cost $4,593)	4,593

Principal Amount
U.S. Treasury Obligation — 0.2%
$425	U.S. Treasury Notes 1.88%, 11/30/05 (k) (m)
	(Cost $425)	424

	Total Short-Term Investments
	(Cost $5,018)	5,017

Total Investments — 100.3%
(Cost $145,198)		$170,903
Liabilities in Excess of Other Assets — (0.3)%		(533)
Net Assets — 100.0%		$170,370

13

Percentages indicated are based on net assets.

Abbreviations:

(a)          Non-income producing security.

(b)         Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)         Amount rounds to less than one thousand.

(k)          Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)       All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT      Real Estate Investment Trust

Futures Contracts

(Amounts in thousands, except number of contracts)

Unrealized
			Notional	Appreciation
Number of		Expiration	Value at	(Depreciation)
Contracts	Description	Date	9/30/05 (USD)	(USD)

15	Russell 2000 Index	December, 2005	$5,041	$(49)

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,917
Aggregate gross unrealized depreciation	(9,212)
Net unrealized appreciation/depreciation	$25,705

Federal income tax cost of investments	$145,198

14

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amount in thousands)

Shares	Security Description	Value
Long-Term Investments 95.0%
Common Stocks — 95.0%
Building Products — 1.9%
60	Griffon Corp. (a)	$1,476
Capital Markets — 0.6%
10	Northern Trust Corp.	506
Chemicals — 2.9%
60	Albemarle Corp.	2,262
Commercial Banks — 6.3%
80	North Fork Bancorp, Inc.	2,040
70	U.S. Bancorp	1,966
15	Wells Fargo & Co.	878
		4,884
Commercial Services & Supplies — 1.2%
22	Pitney Bowes, Inc.	918
Construction Materials — 2.5%
37	Cemex S.A. de C.V. (Mexico) (ADR)	1,934
Consumer Finance — 1.4%
44	MBNA Corp.	1,087
Containers & Packaging — 1.4%
60	Pactiv Corp. (a)	1,051
Diversified Telecommunication Services — 7.5%
20	Alltel Corp.	1,302
21	CenturyTel, Inc.	749
40	Commonwealth Telephone Enterprises, Inc.	1,508
90	Consolidated Communications Holdings, Inc. (a)	1,224
70	Fairpoint Communications, Inc.	1,024
		5,807
Food & Staples Retailing — 0.9%
16	Costco Wholesale Corp.	689
Food Products — 0.7%
48	Del Monte Foods Co. (a)	515
Health Care Providers & Services — 2.0%
10	Coventry Health Care, Inc. (a)	860
20	Magellan Health Services, Inc. (a)	703
		1,563
Hotels, Restaurants & Leisure — 4.3%
130	AFC Enterprises, Inc.(a)	1,500
33	Hilton Hotels Corp.	737
30	Outback Steakhouse, Inc.	1,098
		3,335
Household Durables — 2.8%
50	WCI Communities, Inc. (a)	1,419
32	Yankee Candle Co., Inc.	784
		2,203
Industrial Conglomerates — 3.8%
27	Carlisle Cos., Inc.	1,716
25	Walter Industries, Inc.	1,228
		2,944
Insurance — 11.6%
2	American National Insurance Co.	274
40	Assurant, Inc.	1,522
-(h)	Berkshire Hathaway, Inc., Class A (a)	1,640
28	Genworth Financial, Inc., Class A	903
30	IPC Holdings Ltd. (Bermuda)	979
12	Loews Corp.	1,109
55	ProAssurance Corp. (a)	2,567
		8,994
Marine — 1.2%
47	Seaspan Corp. (China)	900
Media — 9.4%
53	Clear Channel Communications, Inc.	1,750
35	Gannett Co., Inc.	2,409
17	Lamar Advertising Co., Class A (a)	771
30	Liberty Global, Inc. (a)	772
2	Washington Post Co. (The), Class B	1,605
		7,307

1

Multiline Retail — 0.8%
30	Family Dollar Stores, Inc.	596
Oil, Gas & Consumable Fuels — 4.5%
10	Devon Energy Corp.	686
15	Kinder Morgan Management LLC (a)	733
30	Teekay Shipping Corp. (Bahamas)	1,291
30	Williams Cos., Inc.	752
		3,462
Paper & Forest Products — 1.4%
40	MeadWestvaco Corp.	1,105
Real Estate — 10.0%
45	Agree Realty Corp. REIT	1,271
17	First Industrial Realty Trust, Inc. REIT	681
15	iStar Financial, Inc. REIT	606
45	National Health Investors, Inc. REIT	1,243
20	Sun Communities, Inc. REIT	655
80	W.P. Carey & Co. LLC	2,154
37	Washington Real Estate Investment Trust REIT	1,148
		7,758
Software — 0.9%
28	Microsoft Corp.	720
Specialty Retail — 5.6%
20	AutoZone, Inc. (a)	1,665
60	Limited Brands, Inc.	1,226
70	TJX Cos., Inc.	1,433
		4,324
Textiles, Apparel & Luxury Goods — 5.5%
30	Columbia Sportswear Co. (a)	1,392
50	V.F. Corp.	2,899
		4,291
Thrifts & Mortgage Finance — 3.9%
22	Freddie Mac	1,242
30	Golden West Financial Corp.	1,782
		3,024
	Total Long-Term Investments (Cost $74,118)	73,655
Short-Term Investment — 6.9%
Investment Company — 6.9%
5,306	JPMorgan Prime Money Market Fund (b) (m)	5,306
	Total Short-Term Investments (Cost $5,306)
Total Investments — 101.9% (Cost $79,424)		$78,961
Liabilities in Excess of Other Assets — (1.9)%		(1,461)
Net Assets — 100.0%		$77,500

Percentages indicated are based on net assets.

Abbreviations:

ADR        American Depositary Receipt

REIT        Real Estate Investment Trust

(a)                                  Non-income producing security.

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)                                 Amount rounds to less than one thousand.

(m)                               All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

2

Aggregate gross unrealized appreciation	$2,060
Aggregate gross unrealized depreciation	(2,523)
Net unrealized appreciation/depreciation	$(463)

Federal income tax cost of investments	$79,424

3

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 17, 2006

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
March 17, 2006